MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 87.5%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	16,958	$1,183,521
Invesco Oppenheimer V.I. Global Fund, Series I	93,680	3,114,852
Invesco Oppenheimer V.I. International Growth Fund, Series I	398,917	781,878
Invesco Oppenheimer V.I. Main Street Fund, Series I	102,748	2,408,423
MML Blue Chip Growth Fund, Initial Class (a)	538,419	7,710,154
MML Equity Income Fund, Initial Class (a)	919,632	7,357,053
MML Equity Index Fund, Class III (a)	20,169	525,000
MML Focused Equity Fund, Class II (a)	1,994,595	11,289,409
MML Foreign Fund, Initial Class (a)	775,057	5,719,923
MML Fundamental Equity Fund, Class II (a)	468,557	3,940,564
MML Fundamental Value Fund, Class II (a)	742,378	6,926,390
MML Global Fund, Class I (a)	1,432,462	14,381,920
MML Income & Growth Fund, Initial Class (a)	1,058,709	7,315,679
MML International Equity Fund, Class II (a)	934,770	5,945,135
MML Large Cap Growth Fund, Initial Class (a)	289,487	2,842,765
MML Mid Cap Growth Fund, Initial Class (a)	678,751	8,307,910
MML Mid Cap Value Fund, Initial Class (a)	847,046	6,505,314
MML Small Cap Growth Equity Fund, Initial Class (a)	136,450	1,375,536
MML Small Company Value Fund, Class II (a)	261,044	2,662,653
MML Small/Mid Cap Value Fund, Initial Class (a)	239,072	1,690,240
MML Strategic Emerging Markets Fund, Class II (a)	684,805	6,690,540
		108,674,859
Fixed Income Funds — 12.6%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	257,142	1,067,139
MML Dynamic Bond Fund, Class II (a)	196,400	1,899,184
MML High Yield Fund, Class II (a)	181,775	1,517,822
MML Inflation-Protected and Income Fund, Initial Class (a)	296,049	2,998,973
MML Managed Bond Fund, Initial Class (a)	319,107	3,867,877
MML Short-Duration Bond Fund, Class II (a)	292,682	2,637,065
MML Total Return Bond Fund, Class II (a)	152,407	1,664,285
		15,652,345
TOTAL MUTUAL FUNDS (Cost $154,144,250)		124,327,204

TOTAL LONG-TERM INVESTMENTS (Cost $154,144,250)		124,327,204

TOTAL INVESTMENTS — 100.1% (Cost $154,144,250) (b)		124,327,204

Other Assets/(Liabilities) — (0.1)%		(101,917)

NET ASSETS — 100.0%		$124,225,287

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 64.8%
American Funds Blue Chip Income and Growth Fund, Class 1	20,984,586	$218,029,844
American Funds Growth-Income Fund, Class 1	5,345,379	217,610,376
American Funds International Fund, Class 1	6,359,911	100,104,991
		535,745,211
Fixed Income Funds — 35.3%
American Funds Bond Fund, Class 1	25,602,774	291,615,593

TOTAL MUTUAL FUNDS (Cost $916,157,247)		827,360,804

TOTAL LONG-TERM INVESTMENTS (Cost $916,157,247)		827,360,804

TOTAL INVESTMENTS — 100.1% (Cost $916,157,247) (a)		827,360,804

Other Assets/(Liabilities) — (0.1)%		(1,057,804)

NET ASSETS — 100.0%		$826,303,000

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 100.1%
American Funds Growth Fund, Class 1	2,352,330	$166,380,301

TOTAL MUTUAL FUNDS (Cost $169,892,854)		166,380,301

TOTAL LONG-TERM INVESTMENTS (Cost $169,892,854)		166,380,301

TOTAL INVESTMENTS — 100.1% (Cost $169,892,854) (a)		166,380,301

Other Assets/(Liabilities) — (0.1)%		(219,230)

NET ASSETS — 100.0%		$166,161,071

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.2%

Equity Funds — 100.2%
American Funds International Fund, Class 1	3,065,467	$48,250,456

TOTAL MUTUAL FUNDS (Cost $58,643,673)		48,250,456

TOTAL LONG-TERM INVESTMENTS (Cost $58,643,673)		48,250,456

TOTAL INVESTMENTS — 100.2% (Cost $58,643,673) (a)		48,250,456

Other Assets/(Liabilities) — (0.2)%		(82,121)

NET ASSETS — 100.0%		$48,168,335

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a) See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 47.8%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	28,524	$1,990,660
Invesco Oppenheimer V.I. Global Fund, Series I	144,814	4,815,068
Invesco Oppenheimer V.I. International Growth Fund, Series I	910,187	1,783,966
Invesco Oppenheimer V.I. Main Street Fund, Series I	290,514	6,809,655
MML Blue Chip Growth Fund, Initial Class (a)	1,263,510	18,093,467
MML Equity Income Fund, Initial Class (a)	2,118,894	16,951,152
MML Equity Index Fund, Class III (a)	40,112	1,044,110
MML Focused Equity Fund, Class II (a)	3,830,818	21,682,429
MML Foreign Fund, Initial Class (a)	1,504,128	11,100,467
MML Fundamental Equity Fund, Class II (a)	1,316,202	11,069,261
MML Fundamental Value Fund, Class II (a)	1,494,379	13,942,553
MML Global Fund, Class I (a)	2,360,121	23,695,615
MML Income & Growth Fund, Initial Class (a)	2,283,721	15,780,513
MML International Equity Fund, Class II (a)	1,869,428	11,889,560
MML Large Cap Growth Fund, Initial Class (a)	774,713	7,607,685
MML Mid Cap Growth Fund, Initial Class (a)	1,468,619	17,975,891
MML Mid Cap Value Fund, Initial Class (a)	2,021,332	15,523,831
MML Small Cap Growth Equity Fund, Initial Class (a)	207,292	2,089,686
MML Small Company Value Fund, Class II (a)	421,536	4,299,670
MML Small/Mid Cap Value Fund, Initial Class (a)	486,055	3,436,410
MML Strategic Emerging Markets Fund, Class II (a)	391,089	3,820,937
		215,402,586
Fixed Income Funds — 52.3%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,115,774	8,780,463
MML Dynamic Bond Fund, Class II (a)	5,370,434	51,932,092
MML High Yield Fund, Class II (a)	1,294,727	10,810,972
MML Inflation-Protected and Income Fund, Initial Class (a)	1,520,481	15,402,475
MML Managed Bond Fund, Initial Class (a)	6,660,684	80,733,721
MML Short-Duration Bond Fund, Class II (a)	2,583,371	23,276,168
MML Total Return Bond Fund, Class II (a)	4,081,660	44,571,725
		235,507,616
TOTAL MUTUAL FUNDS (Cost $513,039,735)		450,910,202

TOTAL LONG-TERM INVESTMENTS (Cost $513,039,735)		450,910,202

TOTAL INVESTMENTS — 100.1% (Cost $513,039,735) (b)		450,910,202

Other Assets/(Liabilities) — (0.1)%		(379,382)

NET ASSETS — 100.0%		$450,530,820

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.8%

Common Stock — 99.8%
Basic Materials — 0.5%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	257	$51,300
Linde PLC	6,701	1,159,273
The Sherwin-Williams Co.	1,497	687,901
		1,898,474
		1,898,474
Communications — 34.4%
Internet — 34.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	93,866	18,255,060
Alphabet, Inc. Class A (a)	3,992	4,638,504
Alphabet, Inc. Class C (a)	17,882	20,793,368
Amazon.com, Inc. (a)	20,709	40,376,752
Booking Holdings, Inc. (a)	2,622	3,527,429
Facebook, Inc. Class A (a)	137,745	22,975,866
IAC/InterActiveCorp (a)	11,376	2,038,920
Match Group, Inc. (a) (b)	543	35,860
Netflix, Inc. (a)	24,996	9,385,998
Spotify Technology SA (a)	9,350	1,135,464
Tencent Holdings Ltd.	224,300	10,937,221
Trip.com Group Ltd. ADR (a)	8,245	193,345
		134,293,787
Telecommunications — 0.0%
Motorola Solutions, Inc.	272	36,154
		134,329,941
Consumer, Cyclical — 4.3%
Airlines — 0.0%
United Airlines Holdings, Inc. (a)	2,376	74,963
Apparel — 0.4%
NIKE, Inc. Class B	17,403	1,439,924
Auto Manufacturers — 0.0%
Ferrari NV	215	32,803
Auto Parts & Equipment — 0.0%
Aptiv PLC	3,418	168,302
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	12,374	844,402
Marriott International, Inc. Class A	11,304	845,652
Wynn Resorts Ltd.	2,418	145,540
		1,835,594
Retail — 3.4%
Chipotle Mexican Grill, Inc. (a)	1,103	721,803
Dollar General Corp.	34,252	5,172,394
Dollar Tree, Inc. (a)	4,266	313,423
Lululemon Athletica, Inc. (a)	11,127	2,109,123
McDonald's Corp.	3,859	638,086
Restaurant Brands International, Inc.	1,047	41,911
Ross Stores, Inc.	36,047	3,135,008
The TJX Cos., Inc.	16,742	800,435
Yum! Brands, Inc.	4,100	280,973
		13,213,156
		16,764,742
Consumer, Non-cyclical — 22.2%
Agriculture — 0.0%
Philip Morris International, Inc.	190	13,862
Beverages — 0.1%
Constellation Brands, Inc. Class A	1,567	224,645
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	14,066	1,262,986
Amgen, Inc.	1,733	351,331
Biogen, Inc. (a)	2,261	715,335
Exact Sciences Corp. (a) (b)	11,971	694,318
Incyte Corp. (a)	8,053	589,721
Regeneron Pharmaceuticals, Inc. (a)	958	467,782
Seattle Genetics, Inc. (a)	3,328	383,985
Vertex Pharmaceuticals, Inc. (a)	33,990	8,087,921
		12,553,379
Commercial Services — 5.7%
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (c) (d) (e)	138,153	969,834
Automatic Data Processing, Inc.	1,395	190,669
Cintas Corp.	1,760	304,867
CoStar Group, Inc. (a)	3,899	2,289,532
Equifax, Inc.	11,195	1,337,243
FleetCor Technologies, Inc. (a)	3,804	709,598
Global Payments, Inc.	49,159	7,090,203
IHS Markit Ltd.	1,810	108,600
PayPal Holdings, Inc. (a)	68,783	6,585,284
S&P Global, Inc.	11,028	2,702,411
		22,288,241
Health Care – Products — 5.7%
Abbott Laboratories	3,874	305,698
Danaher Corp.	36,949	5,114,111
Intuitive Surgical, Inc. (a)	11,675	5,781,577
Stryker Corp.	37,925	6,314,133
Teleflex, Inc.	456	133,544
Thermo Fisher Scientific, Inc.	16,107	4,567,945
		22,217,008

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.1%
Anthem, Inc.	13,866	$3,148,137
Centene Corp. (a)	61,229	3,637,615
HCA Healthcare, Inc.	14,706	1,321,334
UnitedHealth Group, Inc.	32,343	8,065,697
		16,172,783
Pharmaceuticals — 3.4%
AbbVie, Inc.	3,632	276,722
Becton Dickinson and Co.	16,123	3,704,582
Cigna Corp. (a)	44,698	7,919,592
Zoetis, Inc.	10,347	1,217,738
		13,118,634
		86,588,552
Energy — 0.0%
Oil & Gas — 0.0%
Concho Resources, Inc.	420	17,997
Pioneer Natural Resources Co.	1,961	137,564
		155,561
		155,561
Financial — 10.0%
Banks — 0.8%
Citigroup, Inc.	1,956	82,387
The Goldman Sachs Group, Inc.	6,490	1,003,289
JP Morgan Chase & Co.	770	69,323
Morgan Stanley	42,392	1,441,328
State Street Corp.	12,963	690,539
		3,286,866
Diversified Financial Services — 7.5%
The Charles Schwab Corp.	14,345	482,279
Intercontinental Exchange, Inc.	27,926	2,255,024
Mastercard, Inc. Class A	48,857	11,801,897
TD Ameritrade Holding Corp.	17,359	601,663
Visa, Inc. Class A	89,591	14,434,902
		29,575,765
Insurance — 1.6%
American International Group, Inc.	4,460	108,155
Chubb Ltd.	7,835	875,091
Marsh & McLennan Cos., Inc.	16,747	1,447,946
Willis Towers Watson PLC	21,759	3,695,766
		6,126,958
Real Estate Investment Trusts (REITS) — 0.1%
American Tower Corp.	959	208,822
		39,198,411
Industrial — 2.9%
Aerospace & Defense — 1.1%
The Boeing Co.	11,591	1,728,682
L3 Harris Technologies, Inc.	6,779	1,221,033
Northrop Grumman Corp.	5,176	1,565,999
		4,515,714
Electronics — 0.9%
Agilent Technologies, Inc.	881	63,097
Fortive Corp.	2,280	125,833
Honeywell International, Inc.	4,982	666,542
Roper Technologies, Inc.	8,540	2,662,857
		3,518,329
Miscellaneous - Manufacturing — 0.1%
General Electric Co.	34,823	276,495
Transportation — 0.8%
Canadian Pacific Railway Ltd.	3,754	824,341
Kansas City Southern	4,984	633,865
Norfolk Southern Corp.	4,543	663,278
Union Pacific Corp.	7,329	1,033,682
		3,155,166
		11,465,704
Technology — 25.4%
Computers — 3.2%
Apple, Inc.	48,893	12,433,001
Semiconductors — 3.1%
Advanced Micro Devices, Inc. (a)	39,016	1,774,448
Applied Materials, Inc.	35,749	1,638,019
KLA Corp.	1,341	192,755
Lam Research Corp.	5,545	1,330,800
Marvell Technology Group Ltd.	78,296	1,771,839
Maxim Integrated Products, Inc.	7,330	356,311
NVIDIA Corp.	15,326	4,039,934
QUALCOMM, Inc.	7,203	487,283
Texas Instruments, Inc.	6,523	651,843
		12,243,232

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 19.1%
Atlassian Corp. PLC Class A (a)	9,530	$1,308,088
Citrix Systems, Inc.	1,400	198,170
Coupa Software, Inc. (a)	1,510	210,992
DocuSign, Inc. (a)	15,671	1,448,000
Electronic Arts, Inc. (a)	8,139	815,284
Fidelity National Information Services, Inc.	56,714	6,898,691
Fiserv, Inc. (a)	62,805	5,965,847
Intuit, Inc.	33,935	7,805,050
Microsoft Corp.	137,442	21,675,978
MSCI, Inc.	2,250	650,160
Paycom Software, Inc. (a)	3,699	747,235
salesforce.com, Inc. (a)	53,229	7,663,911
ServiceNow, Inc. (a)	30,970	8,875,383
Splunk, Inc. (a)	24,202	3,055,018
Synopsys, Inc. (a)	11,733	1,511,093
Veeva Systems, Inc. Class A (a)	3,884	607,341
VMware, Inc. Class A (a) (b)	11,565	1,400,522
Workday, Inc. Class A (a)	29,212	3,803,987
		74,640,750
		99,316,983
Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	211	50,771
Sempra Energy	3,895	440,096
		490,867

TOTAL COMMON STOCK (Cost $272,825,048)		390,209,235

TOTAL EQUITIES (Cost $272,825,048)		390,209,235

Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	36,248	36,248

TOTAL MUTUAL FUNDS (Cost $36,248)		36,248

TOTAL LONG-TERM INVESTMENTS (Cost $272,861,296)		390,245,483

Short-Term Investments — 0.4%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,074	1,074

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$1,801,302	1,801,302

TOTAL SHORT-TERM INVESTMENTS (Cost $1,802,376)		1,802,376

TOTAL INVESTMENTS — 100.2% (Cost $274,663,672) (h)		392,047,859

Other Assets/(Liabilities) — (0.2)%		(970,795)

NET ASSETS — 100.0%		$391,077,064

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,015,045 or 0.52% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,030,680 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $969,834 or 0.25% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $969,834 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,801,302. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/20, and an aggregate market value, including accrued interest, of $1,837,669.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Conservative Allocation Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 39.7%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	16,919	$1,180,749
Invesco Oppenheimer V.I. Global Fund, Series I	92,277	3,068,204
Invesco Oppenheimer V.I. International Growth Fund, Series I	422,288	827,684
Invesco Oppenheimer V.I. Main Street Fund, Series I	147,807	3,464,601
MML Blue Chip Growth Fund, Initial Class (a)	752,965	10,782,454
MML Equity Income Fund, Initial Class (a)	1,472,197	11,777,580
MML Equity Index Fund, Class III (a)	29,450	766,577
MML Focused Equity Fund, Class II (a)	2,839,122	16,069,433
MML Foreign Fund, Initial Class (a)	930,255	6,865,281
MML Fundamental Equity Fund, Class II (a)	790,609	6,649,025
MML Fundamental Value Fund, Class II (a)	1,158,639	10,810,102
MML Global Fund, Class I (a)	2,085,134	20,934,741
MML Income & Growth Fund, Initial Class (a)	1,509,168	10,428,354
MML International Equity Fund, Class II (a)	1,017,859	6,473,585
MML Large Cap Growth Fund, Initial Class (a)	386,462	3,795,061
MML Mid Cap Growth Fund, Initial Class (a)	986,993	12,080,798
MML Mid Cap Value Fund, Initial Class (a)	1,308,033	10,045,696
MML Small Cap Growth Equity Fund, Initial Class (a)	137,819	1,389,343
MML Small Company Value Fund, Class II (a)	288,398	2,941,660
MML Small/Mid Cap Value Fund, Initial Class (a)	295,753	2,090,971
MML Strategic Emerging Markets Fund, Class II (a)	135,009	1,319,043
		143,760,942
Fixed Income Funds — 60.4%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	2,227,463	9,243,973
MML Dynamic Bond Fund, Class II (a)	4,844,225	46,843,653
MML High Yield Fund, Class II (a)	1,151,388	9,614,093
MML Inflation-Protected and Income Fund, Initial Class (a)	1,452,691	14,715,764
MML Managed Bond Fund, Initial Class (a)	5,985,155	72,545,678
MML Short-Duration Bond Fund, Class II (a)	2,321,184	20,913,869
MML Total Return Bond Fund, Class II (a)	4,090,723	44,670,691
		218,547,721
TOTAL MUTUAL FUNDS (Cost $404,798,126)		362,308,663

TOTAL LONG-TERM INVESTMENTS (Cost $404,798,126)		362,308,663

TOTAL INVESTMENTS — 100.1% (Cost $404,798,126) (b)		362,308,663

Other Assets/(Liabilities) — (0.1)%		(305,395)

NET ASSETS — 100.0%		$362,003,268

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.5%

Common Stock — 93.1%
Basic Materials — 4.2%
Chemicals — 3.1%
Akzo Nobel NV	7,885	$519,829
CF Industries Holdings, Inc.	144,400	3,927,680
Dow, Inc. (a)	60,671	1,774,020
DuPont de Nemours, Inc.	145,005	4,944,671
PPG Industries, Inc.	7,400	618,640
		11,784,840
Forest Products & Paper — 1.1%
International Paper Co.	128,704	4,006,555
		15,791,395
Communications — 7.2%
Media — 3.5%
Comcast Corp. Class A	133,115	4,576,494
Fox Corp. Class B (a)	161,315	3,690,887
News Corp. Class A	319,386	2,866,489
The Walt Disney Co.	19,984	1,930,455
		13,064,325
Telecommunications — 3.7%
AT&T, Inc.	36,048	1,050,799
CenturyLink, Inc.	27,505	260,197
Cisco Systems, Inc.	136,714	5,374,228
Telefonica SA	170,713	783,715
Verizon Communications, Inc.	114,504	6,152,300
		13,621,239
		26,685,564
Consumer, Cyclical — 3.9%
Airlines — 0.5%
Alaska Air Group, Inc.	64,157	1,826,550
Auto Manufacturers — 0.5%
PACCAR, Inc.	27,700	1,693,301
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.	10,000	321,700
Lodging — 1.0%
Las Vegas Sands Corp.	76,600	3,253,202
MGM Resorts International	33,900	400,020
		3,653,222
Retail — 1.4%
Kohl's Corp.	80,800	1,178,872
McDonald's Corp.	5,300	876,355
Walmart, Inc.	27,436	3,117,278
		5,172,505
Toys, Games & Hobbies — 0.4%
Mattel, Inc. (a) (b)	190,300	1,676,543
		14,343,821
Consumer, Non-cyclical — 23.2%
Agriculture — 2.4%
Bunge Ltd.	35,700	1,464,771
Philip Morris International, Inc.	102,600	7,485,696
		8,950,467
Biotechnology — 1.5%
Gilead Sciences, Inc.	75,340	5,632,418
Commercial Services — 0.6%
Nielsen Holdings PLC	189,029	2,370,424
Foods — 3.8%
Conagra Brands, Inc.	214,439	6,291,640
Kellogg Co.	13,300	797,867
Mondelez International, Inc. Class A	3,700	185,296
Tyson Foods, Inc. Class A	120,100	6,950,187
		14,224,990
Health Care – Products — 2.1%
Medtronic PLC	67,083	6,049,545
Zimmer Biomet Holdings, Inc.	16,100	1,627,388
		7,676,933
Health Care – Services — 1.5%
Anthem, Inc.	23,858	5,416,720
Household Products & Wares — 1.9%
Kimberly-Clark Corp.	55,287	7,069,549
Pharmaceuticals — 9.4%
AbbVie, Inc.	77,600	5,912,344
Becton Dickinson and Co.	12,033	2,764,822
Bristol-Myers Squibb Co.	30,500	1,700,070
CVS Health Corp.	112,441	6,671,125
GlaxoSmithKline PLC Sponsored ADR (b)	13,600	515,304
GlaxoSmithKline PLC	80,332	1,506,816
Johnson & Johnson	72,249	9,474,011
Pfizer, Inc.	194,301	6,341,985
		34,886,477
		86,227,978

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.5%
Oil & Gas — 5.2%
Chevron Corp.	13,286	$962,703
EOG Resources, Inc.	19,400	696,848
Exxon Mobil Corp.	117,775	4,471,917
Hess Corp.	9,300	309,690
Occidental Petroleum Corp.	146,429	1,695,648
Pioneer Natural Resources Co.	20,400	1,431,060
Suncor Energy, Inc.	14,700	232,260
Total SA	221,803	8,601,402
Total SA Sponsored ADR	18,600	692,664
		19,094,192
Oil & Gas Services — 0.1%
Halliburton Co.	60,000	411,000
Pipelines — 2.2%
Enbridge, Inc.	17,900	520,711
Targa Resources Corp.	131,600	909,356
TC Energy Corp.	155,203	6,875,493
		8,305,560
		27,810,752
Financial — 22.7%
Banks — 11.5%
Bank of America Corp.	21,077	447,465
Fifth Third Bancorp	284,585	4,226,087
JP Morgan Chase & Co.	96,911	8,724,897
Morgan Stanley	192,300	6,538,200
Northern Trust Corp.	13,700	1,033,802
The PNC Financial Services Group, Inc.	31,500	3,015,180
State Street Corp.	93,900	5,002,053
US Bancorp	63,637	2,192,295
Wells Fargo & Co.	400,200	11,485,740
		42,665,719
Diversified Financial Services — 1.0%
Franklin Resources, Inc.	98,449	1,643,114
Raymond James Financial, Inc.	32,300	2,041,360
		3,684,474
Insurance — 6.9%
American International Group, Inc.	192,395	4,665,579
Chubb Ltd.	68,619	7,664,056
Equitable Holdings, Inc.	135,270	1,954,651
Loews Corp.	91,280	3,179,282
Marsh & McLennan Cos., Inc.	12,600	1,089,396
MetLife, Inc.	171,670	5,247,952
Willis Towers Watson PLC	11,841	2,011,194
		25,812,110
Real Estate Investment Trusts (REITS) — 3.3%
Equity Residential	57,959	3,576,650
Rayonier, Inc.	126,141	2,970,621
SL Green Realty Corp.	38,121	1,643,015
Weyerhaeuser Co.	232,279	3,937,129
		12,127,415
		84,289,718
Industrial — 9.5%
Aerospace & Defense — 3.3%
The Boeing Co.	34,077	5,082,244
L3 Harris Technologies, Inc.	36,487	6,572,038
Raytheon Technologies Corp.	8,000	754,640
		12,408,922
Building Materials — 0.4%
Johnson Controls International PLC	58,502	1,577,214
Electrical Components & Equipment — 0.6%
Emerson Electric Co.	45,300	2,158,545
Electronics — 0.2%
nVent Electric PLC	49,400	833,378
Environmental Controls — 0.7%
Stericycle, Inc. (a)	56,302	2,735,151
Hand & Machine Tools — 0.4%
Snap-on, Inc.	10,300	1,120,846
Stanley Black & Decker, Inc.	1,900	190,000
		1,310,846
Machinery – Diversified — 0.1%
Flowserve Corp.	9,064	216,539
Miscellaneous - Manufacturing — 2.0%
General Electric Co.	936,600	7,436,604
Transportation — 1.8%
United Parcel Service, Inc. Class B	70,721	6,606,756
		35,283,955
Technology — 6.6%
Computers — 0.3%
Cognizant Technology Solutions Corp. Class A	13,436	624,371
Western Digital Corp.	11,000	457,820
		1,082,191
Semiconductors — 4.6%
Applied Materials, Inc.	60,700	2,781,274
NXP Semiconductor NV	10,600	879,058
QUALCOMM, Inc.	146,233	9,892,662
Texas Instruments, Inc.	34,873	3,484,859
		17,037,853

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.7%
Microsoft Corp.	40,728	$6,423,213
		24,543,257
Utilities — 8.3%
Electric — 6.5%
CenterPoint Energy, Inc.	150,800	2,329,860
Edison International	88,193	4,832,094
NextEra Energy, Inc.	14,406	3,466,372
Sempra Energy	24,740	2,795,373
The Southern Co.	194,675	10,539,704
		23,963,403
Gas — 1.8%
NiSource, Inc.	272,906	6,814,463
		30,777,866
TOTAL COMMON STOCK (Cost $393,120,973)		345,754,306

Preferred Stock — 2.4%
Consumer, Non-cyclical — 0.9%
Pharmaceuticals — 0.9%
Becton Dickinson and Co. Convertible 6.125%	63,549	3,322,341
Utilities — 1.5%
Electric — 1.5%
NextEra Energy, Inc. Convertible 5.279%	29,376	1,295,188
Sempra Energy Convertible 6.000%	22,022	2,037,475
Sempra Energy Convertible 6.750%	6,848	643,233
The Southern Co. Convertible 6.750%	36,765	1,632,366
		5,608,262

TOTAL PREFERRED STOCK (Cost $9,344,007)		8,930,603

TOTAL EQUITIES (Cost $402,464,980)		354,684,909

	Principal Amount
Bonds & Notes — 0.2%

Corporate Debt — 0.2%

Insurance — 0.2%
AXA SA Convertible 7.250% 5/15/21 (c)	$895,000	649,135

TOTAL CORPORATE DEBT (Cost $895,000)		649,135

TOTAL BONDS & NOTES (Cost $895,000)		649,135

	Number of Shares
Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (d)	34,686	34,686

TOTAL MUTUAL FUNDS (Cost $34,686)		34,686

TOTAL LONG-TERM INVESTMENTS (Cost $403,394,666)		355,368,730

Short-Term Investments — 1.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,074	1,074

	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$5,370,967	5,370,967

TOTAL SHORT-TERM INVESTMENTS (Cost $5,372,041)		5,372,041

TOTAL INVESTMENTS — 97.1% (Cost $408,766,707) (f)		360,740,771

Other Assets/(Liabilities) — 2.9%		10,734,960

NET ASSETS — 100.0%		$371,475,731

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $469,083 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $442,698 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $649,135 or 0.17% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,370,967. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $5,481,860.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.8%

Common Stock — 98.8%
Basic Materials — 1.9%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,684	$934,973
Albemarle Corp.	2,316	130,553
Celanese Corp.	2,582	189,493
CF Industries Holdings, Inc.	4,660	126,752
Dow, Inc. (a)	15,895	464,770
DuPont de Nemours, Inc.	15,702	535,438
Eastman Chemical Co.	2,910	135,548
Ecolab, Inc.	5,334	831,197
FMC Corp.	2,771	226,363
International Flavors & Fragrances, Inc.	2,262	230,905
Linde PLC	11,440	1,979,120
LyondellBasell Industries NV Class A	5,510	273,461
The Mosaic Co.	7,306	79,051
PPG Industries, Inc.	5,056	422,682
The Sherwin-Williams Co.	1,747	802,781
		7,363,087
Forest Products & Paper — 0.1%
International Paper Co.	8,396	261,368
Iron & Steel — 0.0%
Nucor Corp.	6,345	228,547
Mining — 0.2%
Freeport-McMoRan, Inc.	30,851	208,244
Newmont Corp.	17,495	792,174
		1,000,418
		8,853,420
Communications — 15.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	8,367	135,462
Omnicom Group, Inc.	4,700	258,030
		393,492
Internet — 10.3%
Alphabet, Inc. Class A (a)	6,379	7,412,079
Alphabet, Inc. Class C (a)	6,366	7,402,448
Amazon.com, Inc. (a)	8,868	17,290,117
Booking Holdings, Inc. (a)	890	1,197,335
CDW Corp.	3,073	286,619
eBay, Inc.	16,263	488,866
Expedia Group, Inc.	2,964	166,784
F5 Networks, Inc. (a)	1,304	139,045
Facebook, Inc. Class A (a)	51,236	8,546,165
Netflix, Inc. (a)	9,325	3,501,537
NortonLifeLock, Inc.	12,390	231,817
Twitter, Inc. (a)	16,526	405,879
VeriSign, Inc. (a)	2,174	391,516
		47,460,207
Media — 2.0%
Charter Communications, Inc. Class A (a)	3,329	1,452,476
Comcast Corp. Class A	96,547	3,319,286
Discovery, Inc. Class A (a) (b)	3,428	66,640
Discovery, Inc. Class C (a)	7,180	125,937
DISH Network Corp. Class A (a)	5,532	110,585
Fox Corp. Class A	7,672	181,289
Fox Corp. Class B (a)	3,543	81,064
News Corp. Class A	8,355	74,986
News Corp. Class B	2,653	23,850
ViacomCBS, Inc. Class B	11,369	159,280
The Walt Disney Co.	38,358	3,705,383
		9,300,776
Telecommunications — 3.2%
Arista Networks, Inc. (a)	1,149	232,730
AT&T, Inc.	155,450	4,531,368
CenturyLink, Inc.	21,116	199,757
Cisco Systems, Inc.	90,215	3,546,352
Corning, Inc.	16,384	336,527
Juniper Networks, Inc.	7,177	137,368
Motorola Solutions, Inc.	3,657	486,088
T-Mobile US, Inc. (a)	6,737	565,234
Verizon Communications, Inc.	88,024	4,729,530
		14,764,954
		71,919,429
Consumer, Cyclical — 7.6%
Airlines — 0.2%
Alaska Air Group, Inc.	2,700	76,869
American Airlines Group, Inc.	8,355	101,847
Delta Air Lines, Inc.	12,160	346,925
Southwest Airlines Co.	9,988	355,673
United Airlines Holdings, Inc. (a)	4,674	147,465
		1,028,779
Apparel — 0.6%
Capri Holdings Ltd. (a)	3,324	35,866
Hanesbrands, Inc.	7,900	62,173
NIKE, Inc. Class B	26,510	2,193,437
PVH Corp.	1,546	58,191
Ralph Lauren Corp.	1,064	71,107
Tapestry, Inc.	5,951	77,066
Under Armour, Inc. Class A (a)	4,084	37,614
Under Armour, Inc. Class C (a)	4,186	33,739
VF Corp.	6,924	374,450
		2,943,643

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.4%
Cummins, Inc.	3,238	$438,166
Ford Motor Co.	83,129	401,513
General Motors Co.	26,606	552,873
PACCAR, Inc.	7,404	452,606
		1,845,158
Auto Parts & Equipment — 0.1%
Aptiv PLC	5,483	269,983
BorgWarner, Inc.	4,541	110,664
		380,647
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	4,388	300,666
Fastenal Co.	12,369	386,531
LKQ Corp. (a)	6,584	135,038
W.W. Grainger, Inc.	937	232,844
		1,055,079
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a)	3,048	138,562
Home Builders — 0.2%
D.R. Horton, Inc.	7,186	244,324
Lennar Corp. Class A	6,014	229,735
NVR, Inc. (a)	74	190,114
PulteGroup, Inc.	5,287	118,006
		782,179
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,855	76,171
Whirlpool Corp.	1,311	112,484
		188,655
Housewares — 0.0%
Newell Brands, Inc.	7,998	106,214
Leisure Time — 0.1%
Carnival Corp.	8,439	111,142
Harley-Davidson, Inc. (b)	3,207	60,708
Norwegian Cruise Line Holdings Ltd. (a)	4,537	49,726
Royal Caribbean Cruises Ltd.	3,685	118,546
		340,122
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	6,043	412,374
Las Vegas Sands Corp.	7,220	306,633
Marriott International, Inc. Class A	5,799	433,823
MGM Resorts International	10,862	128,172
Wynn Resorts Ltd.	2,051	123,450
		1,404,452
Retail — 5.3%
Advance Auto Parts, Inc.	1,489	138,953
AutoZone, Inc. (a)	508	429,768
Best Buy Co., Inc.	4,806	273,942
CarMax, Inc. (a)	3,475	187,059
Chipotle Mexican Grill, Inc. (a)	543	355,339
Costco Wholesale Corp.	9,399	2,679,937
Darden Restaurants, Inc.	2,584	140,725
Dollar General Corp.	5,396	814,850
Dollar Tree, Inc. (a)	5,058	371,611
The Gap, Inc. (b)	4,654	32,764
Genuine Parts Co.	3,098	208,588
The Home Depot, Inc.	23,213	4,334,099
Kohl's Corp.	3,382	49,343
L Brands, Inc.	4,972	57,476
Lowe's Cos., Inc.	16,292	1,401,927
Macy's, Inc. (b)	6,743	33,108
McDonald's Corp.	16,053	2,654,364
Nordstrom, Inc. (b)	2,337	35,850
O'Reilly Automotive, Inc. (a)	1,618	487,099
Ross Stores, Inc.	7,735	672,713
Starbucks Corp.	25,139	1,652,638
Target Corp.	10,779	1,002,124
Tiffany & Co.	2,300	297,850
The TJX Cos., Inc.	25,729	1,230,103
Tractor Supply Co.	2,492	210,699
Ulta Beauty Inc. (a)	1,238	217,517
Walgreens Boots Alliance, Inc.	15,876	726,327
Walmart, Inc.	30,216	3,433,142
Yum! Brands, Inc.	6,462	442,841
		24,572,756
Textiles — 0.0%
Mohawk Industries, Inc. (a)	1,257	95,834
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,741	196,119
		35,078,199
Consumer, Non-cyclical — 23.3%
Agriculture — 1.0%
Altria Group, Inc.	39,723	1,536,088
Archer-Daniels-Midland Co.	11,949	420,366
Philip Morris International, Inc.	33,111	2,415,779
		4,372,233
Beverages — 1.9%
Brown-Forman Corp. Class B (b)	3,826	212,381
The Coca-Cola Co.	82,073	3,631,730
Constellation Brands, Inc. Class A	3,589	514,519
Molson Coors Beverage Co. Class B	4,101	159,980
Monster Beverage Corp. (a)	8,188	460,657
PepsiCo, Inc.	29,679	3,564,448
		8,543,715

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (a)	4,683	$420,486
Amgen, Inc.	12,650	2,564,534
Biogen, Inc. (a)	3,839	1,214,583
Corteva, Inc. (a)	15,945	374,707
Gilead Sciences, Inc.	26,884	2,009,848
Illumina, Inc. (a)	3,125	853,500
Incyte Corp. (a)	3,777	276,590
Regeneron Pharmaceuticals, Inc. (a)	1,716	837,906
Vertex Pharmaceuticals, Inc. (a)	5,463	1,299,921
		9,852,075
Commercial Services — 2.1%
Automatic Data Processing, Inc.	9,187	1,255,679
Cintas Corp.	1,804	312,489
Equifax, Inc.	2,613	312,123
FleetCor Technologies, Inc. (a)	1,833	341,928
Gartner, Inc. (a)	1,888	187,988
Global Payments, Inc.	6,372	919,034
H&R Block, Inc. (b)	4,054	57,080
IHS Markit Ltd.	8,597	515,820
MarketAxess Holdings, Inc.	815	271,045
Moody's Corp.	3,449	729,463
Nielsen Holdings PLC	7,777	97,524
PayPal Holdings, Inc. (a)	24,975	2,391,106
Quanta Services, Inc.	3,083	97,824
Robert Half International, Inc.	2,442	92,186
Rollins, Inc.	2,936	106,107
S&P Global, Inc.	5,205	1,275,485
United Rentals, Inc. (a)	1,615	166,183
Verisk Analytics, Inc.	3,502	488,109
		9,617,173
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	18,167	1,205,562
Coty, Inc. Class A	6,587	33,989
The Estee Lauder Cos., Inc. Class A	4,765	759,255
The Procter & Gamble Co.	53,107	5,841,770
		7,840,576
Foods — 1.3%
Campbell Soup Co.	3,670	169,407
Conagra Brands, Inc.	10,316	302,672
General Mills, Inc.	12,769	673,820
The Hershey Co.	3,176	420,820
Hormel Foods Corp. (b)	5,975	278,674
The J.M. Smucker Co.	2,377	263,847
Kellogg Co.	5,223	313,328
The Kraft Heinz Co.	13,163	325,653
The Kroger Co.	17,277	520,383
Lamb Weston Holdings, Inc.	3,094	176,667
McCormick & Co., Inc.	2,661	375,760
Mondelez International, Inc. Class A	30,554	1,530,144
Sysco Corp.	10,928	498,645
Tyson Foods, Inc. Class A	6,306	364,928
		6,214,748
Health Care – Products — 3.9%
Abbott Laboratories	37,648	2,970,804
ABIOMED, Inc. (a)	983	142,692
Align Technology, Inc. (a)	1,524	265,100
Baxter International, Inc.	10,861	881,805
Boston Scientific Corp. (a)	29,654	967,610
The Cooper Cos., Inc.	1,044	287,799
Danaher Corp.	13,617	1,884,729
Dentsply Sirona, Inc.	4,714	183,045
Edwards Lifesciences Corp. (a)	4,433	836,152
Henry Schein, Inc. (a)	3,080	155,602
Hologic, Inc. (a)	5,670	199,017
IDEXX Laboratories, Inc. (a)	1,836	444,753
Intuitive Surgical, Inc. (a)	2,455	1,215,741
Medtronic PLC	28,557	2,575,270
ResMed, Inc.	3,051	449,382
Steris PLC	1,816	254,186
Stryker Corp.	6,850	1,140,456
Teleflex, Inc.	983	287,881
Thermo Fisher Scientific, Inc.	8,538	2,421,377
Varian Medical Systems, Inc. (a)	1,917	196,799
Zimmer Biomet Holdings, Inc.	4,392	443,943
		18,204,143
Health Care – Services — 2.1%
Anthem, Inc.	5,390	1,223,746
Centene Corp. (a)	12,413	737,456
DaVita, Inc. (a)	1,977	150,371
HCA Healthcare, Inc.	5,663	508,821
Humana, Inc.	2,835	890,247
IQVIA Holdings, Inc. (a)	3,832	413,319
Laboratory Corp. of America Holdings (a)	2,075	262,259
Quest Diagnostics, Inc.	2,844	228,373
UnitedHealth Group, Inc.	20,173	5,030,743
Universal Health Services, Inc. Class B	1,719	170,318
		9,615,653
Household Products & Wares — 0.4%
Avery Dennison Corp.	1,753	178,578
Church & Dwight Co., Inc.	5,160	331,169
The Clorox Co.	2,709	469,334
Kimberly-Clark Corp.	7,330	937,287
		1,916,368
Pharmaceuticals — 6.8%
AbbVie, Inc.	31,467	2,397,471
Allergan PLC	6,984	1,236,866
AmerisourceBergen Corp.	3,245	287,183
Becton Dickinson and Co.	5,756	1,322,556
Bristol-Myers Squibb Co.	49,908	2,781,872
Cardinal Health, Inc.	6,151	294,879
Cigna Corp. (a)	7,932	1,405,392
CVS Health Corp.	27,658	1,640,949
Eli Lilly & Co.	17,995	2,496,266
Johnson & Johnson	56,073	7,352,852
McKesson Corp.	3,440	465,294
Merck & Co., Inc.	54,239	4,173,149
Mylan NV (a)	10,848	161,744
Perrigo Co. PLC	2,961	142,394
Pfizer, Inc.	117,819	3,845,612
Zoetis, Inc.	10,127	1,191,847
		31,196,326
		107,373,010

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.6%
Oil & Gas — 2.2%
Apache Corp.	8,119	$33,937
Cabot Oil & Gas Corp.	8,627	148,298
Chevron Corp.	40,265	2,917,602
Concho Resources, Inc.	4,283	183,526
ConocoPhillips	23,336	718,749
Devon Energy Corp.	8,296	57,325
Diamondback Energy, Inc.	3,438	90,076
EOG Resources, Inc.	12,318	442,463
Exxon Mobil Corp.	90,105	3,421,287
Helmerich & Payne, Inc.	2,383	37,294
Hess Corp.	5,580	185,814
HollyFrontier Corp.	3,236	79,314
Marathon Oil Corp.	17,155	56,440
Marathon Petroleum Corp.	13,793	325,791
Noble Energy, Inc.	10,311	62,278
Occidental Petroleum Corp.	18,979	219,777
Phillips 66	9,444	506,671
Pioneer Natural Resources Co.	3,502	245,665
Valero Energy Corp.	8,719	395,494
		10,127,801
Oil & Gas Services — 0.2%
Baker Hughes Co.	13,732	144,186
Halliburton Co.	18,575	127,239
National Oilwell Varco, Inc.	8,421	82,778
Schlumberger Ltd.	29,321	395,540
TechnipFMC PLC	9,078	61,186
		810,929
Pipelines — 0.2%
Kinder Morgan, Inc.	41,198	573,476
ONEOK, Inc.	8,851	193,040
The Williams Cos., Inc.	25,944	367,108
		1,133,624
		12,072,354
Financial — 15.5%
Banks — 4.8%
Bank of America Corp.	172,421	3,660,498
The Bank of New York Mellon Corp.	17,946	604,421
Citigroup, Inc.	46,476	1,957,569
Citizens Financial Group, Inc.	9,383	176,494
Comerica, Inc.	2,981	87,463
Fifth Third Bancorp	14,910	221,414
First Republic Bank	3,612	297,195
The Goldman Sachs Group, Inc.	6,777	1,047,657
Huntington Bancshares, Inc.	22,197	182,237
JP Morgan Chase & Co.	66,831	6,016,795
KeyCorp	20,673	214,379
M&T Bank Corp.	2,774	286,915
Morgan Stanley	24,802	843,268
Northern Trust Corp.	4,527	341,607
The PNC Financial Services Group, Inc.	9,303	890,483
Regions Financial Corp.	20,708	185,751
State Street Corp.	7,695	409,913
SVB Financial Group (a)	1,104	166,792
Truist Financial Corp.	28,480	878,323
US Bancorp	30,237	1,041,665
Wells Fargo & Co.	81,956	2,352,137
Zions Bancorp NA	3,599	96,309
		21,959,285
Diversified Financial Services — 4.0%
Alliance Data Systems Corp.	870	29,276
American Express Co.	14,297	1,223,966
Ameriprise Financial, Inc.	2,727	279,463
BlackRock, Inc.	2,507	1,103,005
Capital One Financial Corp.	9,860	497,141
Cboe Global Markets, Inc.	2,353	210,005
The Charles Schwab Corp.	24,302	817,033
CME Group, Inc.	7,632	1,319,649
Discover Financial Services	6,686	238,490
E*TRADE Financial Corp.	4,685	160,789
Franklin Resources, Inc.	6,118	102,109
Intercontinental Exchange, Inc.	11,858	957,534
Invesco Ltd.	7,992	72,567
Mastercard, Inc. Class A	18,911	4,568,141
Nasdaq, Inc.	2,444	232,058
Raymond James Financial, Inc.	2,661	168,175
Synchrony Financial	12,768	205,437
T. Rowe Price Group, Inc.	4,987	486,981
Visa, Inc. Class A	36,474	5,876,691
The Western Union Co.	8,912	161,575
		18,710,085
Insurance — 3.7%
Aflac, Inc.	15,663	536,301
The Allstate Corp.	6,882	631,286
American International Group, Inc.	18,507	448,795
Aon PLC	4,974	820,909
Arthur J Gallagher & Co.	4,023	327,915
Assurant, Inc.	1,271	132,298
Berkshire Hathaway, Inc. Class B (a)	41,678	7,619,989
Chubb Ltd.	9,655	1,078,367
Cincinnati Financial Corp.	3,228	243,552
Everest Re Group Ltd.	853	164,134
Globe Life, Inc.	2,128	153,152
The Hartford Financial Services Group, Inc.	7,709	271,665
Lincoln National Corp.	4,191	110,307
Loews Corp.	5,437	189,371
Marsh & McLennan Cos., Inc.	10,741	928,667
MetLife, Inc.	16,726	511,314
Principal Financial Group, Inc.	5,490	172,057
The Progressive Corp.	12,435	918,200
Prudential Financial, Inc.	8,612	449,030
The Travelers Cos., Inc.	5,472	543,643
Unum Group	4,329	64,978
W.R. Berkley Corp.	3,148	164,231
Willis Towers Watson PLC	2,762	469,126
		16,949,287

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	7,155	$269,815
Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	2,632	360,742
American Tower Corp.	9,423	2,051,858
Apartment Investment & Management Co. Class A	3,271	114,976
AvalonBay Communities, Inc.	2,986	439,450
Boston Properties, Inc.	3,051	281,394
Crown Castle International Corp.	8,826	1,274,474
Digital Realty Trust, Inc. (b)	5,596	777,340
Duke Realty Corp.	7,867	254,733
Equinix, Inc.	1,809	1,129,847
Equity Residential	7,461	460,418
Essex Property Trust, Inc.	1,388	305,693
Extra Space Storage, Inc.	2,787	266,883
Federal Realty Investment Trust	1,516	113,109
Healthpeak Properties, Inc.	10,490	250,186
Host Hotels & Resorts, Inc.	15,523	171,374
Iron Mountain, Inc. (b)	6,261	149,012
Kimco Realty Corp.	9,225	89,206
Mid-America Apartment Communities, Inc.	2,420	249,333
Prologis, Inc.	15,714	1,262,934
Public Storage	3,222	639,921
Realty Income Corp.	7,298	363,878
Regency Centers Corp.	3,476	133,583
SBA Communications Corp.	2,375	641,179
Simon Property Group, Inc.	6,559	359,827
SL Green Realty Corp.	1,696	73,098
UDR, Inc.	6,118	223,552
Ventas, Inc.	7,873	210,996
Vornado Realty Trust	3,415	123,657
Welltower, Inc.	8,701	398,332
Weyerhaeuser Co.	15,851	268,674
		13,439,659
Savings & Loans — 0.0%
People's United Financial, Inc.	9,654	106,677
		71,434,808
Industrial — 8.0%
Aerospace & Defense — 1.9%
The Boeing Co.	11,385	1,697,959
General Dynamics Corp.	4,977	658,507
Howmet Aerospace, Inc.	8,247	132,447
L3 Harris Technologies, Inc.	4,705	847,465
Lockheed Martin Corp.	5,295	1,794,740
Northrop Grumman Corp.	3,338	1,009,912
Raytheon Co.	5,929	777,588
Raytheon Technologies Corp.	17,283	1,630,305
TransDigm Group, Inc.	1,066	341,323
		8,890,246
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	2,924	126,463
Johnson Controls International PLC	16,463	443,842
Martin Marietta Materials, Inc.	1,330	251,676
Masco Corp.	6,147	212,502
Vulcan Materials Co.	2,822	304,974
		1,339,457
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,890	352,178
Emerson Electric Co.	12,896	614,494
		966,672
Electronics — 1.3%
Agilent Technologies, Inc.	6,615	473,766
Allegion PLC	1,981	182,292
Amphenol Corp. Class A	6,259	456,156
FLIR Systems, Inc.	2,955	94,235
Fortive Corp.	6,278	346,483
Garmin Ltd.	3,037	227,653
Honeywell International, Inc.	15,245	2,039,629
Keysight Technologies, Inc. (a)	4,024	336,728
Mettler-Toledo International, Inc. (a)	523	361,137
PerkinElmer, Inc.	2,422	182,328
Roper Technologies, Inc.	2,212	689,724
TE Connectivity Ltd.	7,069	445,206
Waters Corp. (a)	1,390	253,049
		6,088,386
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	2,858	226,554
Environmental Controls — 0.3%
Pentair PLC	3,701	110,142
Republic Services, Inc.	4,442	333,416
Waste Management, Inc.	8,297	767,970
		1,211,528
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,155	125,687
Stanley Black & Decker, Inc.	3,215	321,500
		447,187

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	11,746	$1,363,006
Machinery – Diversified — 0.5%
Deere & Co.	6,698	925,396
Dover Corp.	3,047	255,765
Flowserve Corp.	2,866	68,469
IDEX Corp.	1,595	220,285
Ingersoll Rand, Inc. (a)	7,368	182,726
Rockwell Automation, Inc.	2,461	371,389
Westinghouse Air Brake Technologies Corp.	3,846	185,108
Xylem, Inc.	3,797	247,299
		2,456,437
Miscellaneous - Manufacturing — 1.2%
3M Co.	12,235	1,670,200
A.O. Smith Corp.	2,870	108,515
Eaton Corp. PLC	8,748	679,632
General Electric Co.	185,950	1,476,443
Illinois Tool Works, Inc.	6,218	883,702
Parker-Hannifin Corp.	2,735	354,811
Textron, Inc.	4,788	127,696
Trane Technologies PLC	5,090	420,383
		5,721,382
Packaging & Containers — 0.3%
Amcor PLC (a)	34,401	279,336
Ball Corp.	7,003	452,814
Packaging Corp. of America	1,960	170,187
Sealed Air Corp.	3,393	83,841
WestRock Co.	5,542	156,617
		1,142,795
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	871	158,705
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,853	188,869
CSX Corp.	16,487	944,705
Expeditors International of Washington, Inc.	3,603	240,392
FedEx Corp.	5,085	616,607
J.B. Hunt Transport Services, Inc.	1,827	168,504
Kansas City Southern	2,134	271,402
Norfolk Southern Corp.	5,574	813,804
Old Dominion Freight Line, Inc.	2,070	271,708
Union Pacific Corp.	14,759	2,081,610
United Parcel Service, Inc. Class B	14,903	1,392,238
		6,989,839
		37,002,194
Technology — 20.8%
Computers — 6.4%
Accenture PLC Class A	13,521	2,207,439
Apple, Inc.	88,923	22,612,230
Cognizant Technology Solutions Corp. Class A	11,702	543,792
DXC Technology Co.	5,564	72,610
Fortinet, Inc. (a)	3,057	309,277
Hewlett Packard Enterprise Co.	27,695	268,918
HP, Inc.	31,758	551,319
International Business Machines Corp.	18,839	2,089,810
Leidos Holdings, Inc.	2,840	260,286
NetApp, Inc.	4,929	205,490
Seagate Technology PLC	4,988	243,414
Western Digital Corp.	6,379	265,494
		29,630,079
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a)	4,005	75,855
Zebra Technologies Corp. Class A (a)	1,164	213,710
		289,565
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a)	24,904	1,132,634
Analog Devices, Inc.	7,803	699,539
Applied Materials, Inc.	19,618	898,897
Broadcom, Inc.	8,443	2,001,835
Intel Corp.	92,626	5,012,919
IPG Photonics Corp. (a)	773	85,246
KLA Corp.	3,385	486,560
Lam Research Corp.	3,104	744,960
Maxim Integrated Products, Inc.	5,733	278,681
Microchip Technology, Inc.	5,053	342,593
Micron Technology, Inc. (a)	23,534	989,840
NVIDIA Corp.	13,026	3,433,654
Qorvo, Inc. (a)	2,506	202,059
QUALCOMM, Inc.	24,309	1,644,504
Skyworks Solutions, Inc.	3,647	325,969
Texas Instruments, Inc.	19,897	1,988,307
Xilinx, Inc.	5,326	415,109
		20,683,306
Software — 9.8%
Activision Blizzard, Inc.	16,334	971,546
Adobe, Inc. (a)	10,303	3,278,827
Akamai Technologies, Inc. (a)	3,446	315,275
ANSYS, Inc. (a)	1,842	428,210
Autodesk, Inc. (a)	4,666	728,363
Broadridge Financial Solutions, Inc.	2,444	231,765
Cadence Design Systems, Inc. (a)	5,952	393,070
Cerner Corp.	6,651	418,946
Citrix Systems, Inc.	2,628	371,993
Electronic Arts, Inc. (a)	6,252	626,263
Fidelity National Information Services, Inc.	13,066	1,589,348
Fiserv, Inc. (a)	12,148	1,153,939
Intuit, Inc.	5,534	1,272,820
Jack Henry & Associates, Inc.	1,674	259,872
Microsoft Corp.	162,484	25,625,352
MSCI, Inc.	1,806	521,862
Oracle Corp.	46,113	2,228,641
Paychex, Inc.	6,848	430,876
Paycom Software, Inc. (a)	1,044	210,898
salesforce.com, Inc. (a)	18,881	2,718,486
ServiceNow, Inc. (a)	4,004	1,147,466
Synopsys, Inc. (a)	3,171	408,393
Take-Two Interactive Software, Inc. (a)	2,438	289,171
		45,621,382
		96,224,332

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.5%
Electric — 3.3%
AES Corp.	13,957	$189,815
Alliant Energy Corp.	5,121	247,293
Ameren Corp.	5,242	381,775
American Electric Power Co., Inc.	10,459	836,511
CenterPoint Energy, Inc.	10,565	163,229
CMS Energy Corp.	6,053	355,614
Consolidated Edison, Inc.	7,118	555,204
Dominion Energy, Inc.	17,480	1,261,881
DTE Energy Co.	4,133	392,511
Duke Energy Corp.	15,485	1,252,427
Edison International	7,700	421,883
Entergy Corp.	4,241	398,527
Evergy, Inc.	4,923	271,011
Eversource Energy	6,829	534,096
Exelon Corp.	20,620	759,022
FirstEnergy Corp.	11,528	461,927
NextEra Energy, Inc.	10,415	2,506,057
NRG Energy, Inc.	5,307	144,669
Pinnacle West Capital Corp.	2,453	185,913
PPL Corp.	16,350	403,518
Public Service Enterprise Group, Inc.	10,830	486,375
Sempra Energy	6,028	681,104
The Southern Co.	22,283	1,206,402
WEC Energy Group, Inc.	6,761	595,847
Xcel Energy, Inc.	11,078	668,003
		15,360,614
Gas — 0.1%
Atmos Energy Corp.	2,556	253,632
NiSource, Inc.	8,152	203,555
		457,187
Water — 0.1%
American Water Works Co., Inc.	3,849	460,187
		16,277,988
TOTAL COMMON STOCK (Cost $347,267,150)		456,235,734

TOTAL EQUITIES (Cost $347,267,150)		456,235,734

Mutual Funds — 0.0%

Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	36,430	36,430

TOTAL MUTUAL FUNDS (Cost $36,430)		36,430

TOTAL LONG-TERM INVESTMENTS (Cost $347,303,580)		456,272,164

	Principal Amount
Short-Term Investments — 1.2%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$4,790,295	4,790,295
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.000% 7/16/20 (e)	685,000	684,842

TOTAL SHORT-TERM INVESTMENTS (Cost $5,472,330)		5,475,137

TOTAL INVESTMENTS — 100.0% (Cost $352,775,910) (f)		461,747,301

Other Assets/(Liabilities) — 0.0%		177,151

NET ASSETS — 100.0%		$461,924,452

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,168,140 or 0.25% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,169,323 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,790,295. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,890,068.
(e)	A portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/19/20	43	$6,109,084	$(584,229)

MML Focused Equity Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.9%

Common Stock — 96.9%
Basic Materials — 3.7%
Chemicals — 3.7%
Linde PLC	56,824	$9,830,552
Consumer, Cyclical — 14.3%
Apparel — 5.0%
NIKE, Inc. Class B	161,448	13,358,207
Retail — 9.3%
McDonald's Corp.	81,888	13,540,181
The TJX Cos., Inc.	243,032	11,619,360
		25,159,541
		38,517,748
Consumer, Non-cyclical — 39.2%
Beverages — 13.4%
The Coca-Cola Co.	292,154	12,927,815
Diageo PLC	336,059	10,763,525
PepsiCo, Inc.	102,265	12,282,027
		35,973,367
Cosmetics & Personal Care — 4.4%
Colgate-Palmolive Co.	180,126	11,953,161
Health Care – Products — 10.5%
Baxter International, Inc.	99,566	8,083,764
Danaher Corp.	50,822	7,034,273
Medtronic PLC	147,378	13,290,548
		28,408,585
Health Care – Services — 5.6%
UnitedHealth Group, Inc.	60,114	14,991,229
Pharmaceuticals — 5.3%
Johnson & Johnson	109,383	14,343,393
		105,669,735
Financial — 18.7%
Banks — 1.9%
The PNC Financial Services Group, Inc.	52,523	5,027,502
Diversified Financial Services — 5.7%
American Express Co.	118,122	10,112,425
Visa, Inc. Class A	32,153	5,180,491
		15,292,916
Insurance — 6.7%
Chubb Ltd.	96,926	10,825,665
Marsh & McLennan Cos., Inc.	84,614	7,315,726
		18,141,391
Real Estate Investment Trusts (REITS) — 4.4%
American Tower Corp.	19,607	4,269,424
Public Storage	39,049	7,755,522
		12,024,946
		50,486,755
Industrial — 14.3%
Aerospace & Defense — 6.3%
General Dynamics Corp.	84,574	11,189,986
Lockheed Martin Corp.	17,242	5,844,176
		17,034,162
Machinery – Diversified — 1.0%
Deere & Co.	19,841	2,741,233
Transportation — 7.0%
Canadian National Railway Co. (a)	119,345	9,331,010
Union Pacific Corp.	66,959	9,443,897
		18,774,907
		38,550,302
Technology — 6.7%
Computers — 2.6%
Accenture PLC Class A	42,544	6,945,733
Software — 4.1%
Microsoft Corp.	70,573	11,130,068
		18,075,801
TOTAL COMMON STOCK (Cost $285,823,544)		261,130,893

TOTAL EQUITIES (Cost $285,823,544)		261,130,893

TOTAL LONG-TERM INVESTMENTS (Cost $285,823,544)		261,130,893

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (b)	$8,744,463	$8,744,463

TOTAL SHORT-TERM INVESTMENTS (Cost $8,744,463)		8,744,463

TOTAL INVESTMENTS — 100.1% (Cost $294,568,007) (c)		269,875,356

Other Assets/(Liabilities) — (0.1)%		(397,991)

NET ASSETS — 100.0%		$269,477,365

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $9,135,624 or 3.39% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,432,559 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Maturity value of $8,744,463. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $8,923,595.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.3%

Common Stock — 95.3%
Australia — 2.6%
Challenger Ltd.	274,900	$699,904
Lendlease Group	199,000	1,251,729
Macquarie Group Ltd.	36,400	1,981,723
Qantas Airways Ltd.	811,600	1,591,922
Santos Ltd.	264,100	572,484
		6,097,762
Belgium — 1.8%
Groupe Bruxelles Lambert SA	26,900	2,116,652
KBC Group NV	48,100	2,219,671
		4,336,323
Brazil — 0.2%
Embraer SA Sponsored ADR (a) (b)	67,500	499,500
Cayman Islands — 2.8%
Baidu, Inc. Sponsored ADR (b)	9,900	997,821
CK Asset Holdings Ltd.	392,000	2,132,572
CK Hutchison Holdings Ltd.	501,500	3,363,213
		6,493,606
Denmark — 1.0%
AP Moller - Maersk A/S Class B (a)	2,200	1,973,559
The Drilling Co. of 1972 (b)	15,900	303,529
		2,277,088
France — 7.7%
Arkema SA	26,000	1,798,013
Dassault Aviation SA	900	740,630
Engie SA	296,000	3,061,864
Rexel SA	133,600	995,543
Sanofi	52,300	4,604,532
Total SA	63,500	2,462,496
Veolia Environnement SA	137,500	2,941,521
Vivendi SA	76,400	1,639,287
		18,243,886
Germany — 11.3%
Allianz SE Registered	20,300	3,499,344
Bayer AG Registered	39,100	2,295,178
Deutsche Boerse AG	15,900	2,184,154
Fresenius SE & Co. KGaA	91,711	3,446,380
HeidelbergCement AG	67,200	2,930,901
Infineon Technologies AG	177,600	2,660,205
SAP SE	41,900	4,812,345
Siemens AG Registered	43,200	3,718,152
Talanx AG (b)	28,600	985,314
TUI AG	33,900	157,362
		26,689,335
Hong Kong — 1.0%
China Mobile Ltd.	323,500	2,444,005
Ireland — 3.6%
AIB Group PLC (b)	671,800	753,340
DCC PLC	45,100	2,844,433
Linde PLC	6,400	1,107,200
Ryanair Holdings PLC Sponsored ADR (b)	11,100	589,299
Smurfit Kappa Group PLC	113,400	3,197,607
		8,491,879
Italy — 1.8%
Mediobanca Banca di Credito Finanziario SpA	143,100	788,917
Prysmian SpA	90,100	1,442,910
UniCredit SpA	248,000	1,941,771
		4,173,598
Japan — 28.7%
Astellas Pharma, Inc.	258,900	4,007,815
Daiwa Securities Group, Inc.	528,600	2,050,354
Denka Co. Ltd.	66,200	1,393,223
FANUC Corp.	17,600	2,386,704
Fujitsu Ltd.	22,500	2,030,379
Hitachi Ltd.	124,900	3,635,819
Japan Airlines Co. Ltd. (a)	101,400	1,865,996
JXTG Holdings, Inc.	952,300	3,264,129
Kirin Holdings Co. Ltd.	100,300	1,986,568
Kuraray Co. Ltd.	111,800	1,129,877
Kyocera Corp.	46,300	2,745,707
Matsumotokiyoshi Holdings Co. Ltd.	31,800	1,165,483
MS&AD Insurance Group Holdings, Inc.	17,700	495,764
Nintendo Co. Ltd.	9,100	3,509,814
Olympus Corp.	234,500	3,384,405
ORIX Corp.	312,700	3,760,328
Rakuten, Inc.	387,000	2,936,079
Sega Sammy Holdings, Inc.	210,400	2,561,815
Seven & i Holdings Co. Ltd.	144,900	4,784,939
Sony Corp.	98,900	5,878,933
Square Enix Holdings Co. Ltd.	55,600	2,484,748
Sumitomo Mitsui Financial Group, Inc.	158,900	3,860,843
Toshiba Corp.	123,400	2,716,642
Toyota Industries Corp.	76,600	3,675,646
		67,712,010
Luxembourg — 0.7%
ArcelorMittal SA	168,600	1,597,817
Netherlands — 5.5%
Airbus SE	6,100	395,788
ASML Holding NV	8,500	2,258,963
EXOR NV	16,500	849,910
Heineken Holding NV	45,000	3,453,661
Koninklijke Philips NV	97,600	3,950,331
NXP Semiconductor NV	24,900	2,064,957
		12,973,610

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norway — 0.6%
Mowi ASA	98,100	$1,495,279
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd.	29,300	1,138,719
Singapore — 1.1%
DBS Group Holdings, Ltd.	197,100	2,577,116
Spain — 0.9%
Siemens Gamesa Renewable Energy SA	147,100	2,213,340
Sweden — 0.8%
Investor AB Class B	41,000	1,885,769
Switzerland — 8.6%
ABB Ltd. Registered	180,500	3,173,650
Alcon, Inc. (b)	11,300	576,662
Nestle SA Registered	60,500	6,235,628
Novartis AG Registered	47,700	3,942,168
Roche Holding AG	8,200	2,665,935
UBS Group AG Registered	389,100	3,636,703
		20,230,746
United Kingdom — 14.1%
Ashtead Group PLC	80,400	1,785,735
Aviva PLC	883,200	2,932,136
Barratt Developments PLC	96,200	524,298
BHP Group PLC ADR	20,200	612,868
The British Land Co. PLC	458,800	1,908,775
Glencore PLC	360,300	549,912
GVC Holdings PLC	161,100	1,118,298
IG Group Holdings PLC	104,400	894,084
Imperial Brands PLC	138,100	2,559,814
Inchcape PLC	319,700	1,715,604
Informa PLC	176,700	979,980
Persimmon PLC	74,300	1,759,602
Savills PLC	52,700	539,082
Smith & Nephew PLC	102,300	1,815,374
Tesco PLC	1,572,300	4,452,380
Unilever PLC	111,500	5,628,915
Vodafone Group PLC	2,466,900	3,446,033
		33,222,890
TOTAL COMMON STOCK (Cost $301,643,765)		224,794,278

TOTAL EQUITIES (Cost $301,643,765)		224,794,278

TOTAL LONG-TERM INVESTMENTS (Cost $301,643,765)		224,794,278

	Principal Amount
Short-Term Investments — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$2,252,860	2,252,860

TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,860)		2,252,860

TOTAL INVESTMENTS — 96.2% (Cost $303,896,625) (d)		227,047,138

Other Assets/(Liabilities) — 3.8%		8,916,335

NET ASSETS — 100.0%		$235,963,473

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $4,329,105 or 1.83% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,440,298 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Maturity value of $2,252,860. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $2,299,682.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.2%

Common Stock — 97.2%
Basic Materials — 0.9%
Chemicals — 0.9%
Ecolab, Inc.	4,042	$629,865
Valvoline, Inc.	29,806	390,160
		1,020,025

Communications — 17.6%
Internet — 12.7%
Alphabet, Inc. Class A (a)	2,156	2,505,164
Amazon.com, Inc. (a)	3,277	6,389,233
Booking Holdings, Inc. (a)	1,119	1,505,413
Facebook, Inc. Class A (a)	19,677	3,282,124
		13,681,934
Telecommunications — 4.9%
Motorola Solutions, Inc.	20,906	2,778,825
Verizon Communications, Inc.	47,783	2,567,381
		5,346,206
		19,028,140
Consumer, Cyclical — 4.0%
Auto Manufacturers — 0.4%
General Motors Co.	23,750	493,525
Retail — 3.6%
The Home Depot, Inc.	12,107	2,260,498
O'Reilly Automotive, Inc. (a)	1,993	599,993
Ulta Beauty Inc. (a)	5,739	1,008,342
		3,868,833
		4,362,358
Consumer, Non-cyclical — 27.1%
Beverages — 2.3%
Anheuser-Busch InBev SA	7,057	313,389
Constellation Brands, Inc. Class A	7,280	1,043,661
PepsiCo, Inc.	8,836	1,061,204
		2,418,254
Biotechnology — 1.3%
Gilead Sciences, Inc.	18,437	1,378,350
Commercial Services — 0.5%
S&P Global, Inc.	2,209	541,315
Cosmetics & Personal Care — 4.1%
The Procter & Gamble Co.	40,646	4,471,060
Foods — 0.8%
a2 Milk Co. Ltd. (a)	18,129	187,589
Mondelez International, Inc. Class A	13,991	700,669
		888,258
Health Care – Products — 4.3%
Alcon, Inc. (a)	11,768	598,050
Thermo Fisher Scientific, Inc.	6,750	1,914,300
Zimmer Biomet Holdings, Inc.	21,142	2,137,033
		4,649,383
Health Care – Services — 5.2%
Laboratory Corp. of America Holdings (a)	3,630	458,796
PPD, Inc. (a) (b)	13,257	236,107
UnitedHealth Group, Inc.	19,899	4,962,412
		5,657,315
Household Products & Wares — 1.4%
Church & Dwight Co., Inc.	17,081	1,096,259
Reckitt Benckiser Group PLC	5,750	441,299
		1,537,558
Pharmaceuticals — 7.2%
AstraZeneca PLC Sponsored ADR	62,610	2,796,163
Elanco Animal Health, Inc. (a)	61,136	1,368,835
Merck & Co., Inc.	46,865	3,605,793
		7,770,791
		29,312,284
Energy — 2.6%
Oil & Gas — 1.2%
Suncor Energy, Inc.	81,595	1,289,201
Oil & Gas Services — 0.2%
Schlumberger Ltd.	16,349	220,548
Pipelines — 1.2%
Magellan Midstream Partners LP (c)	36,219	1,321,631
		2,831,380
Financial — 18.1%
Banks — 3.0%
Danske Bank A/S	23,775	269,480
JP Morgan Chase & Co.	32,305	2,908,419
		3,177,899

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.7%
Capital One Financial Corp.	31,067	$1,566,398
Intercontinental Exchange, Inc.	26,784	2,162,808
Mastercard, Inc. Class A	5,486	1,325,198
		5,054,404
Insurance — 6.9%
Berkshire Hathaway, Inc. Class B (a)	20,798	3,802,498
Equitable Holdings, Inc.	107,935	1,559,661
Fidelity National Financial, Inc.	19,993	497,426
The Progressive Corp.	22,228	1,641,315
		7,500,900
Real Estate Investment Trusts (REITS) — 3.5%
Prologis, Inc.	40,661	3,267,925
Simon Property Group, Inc.	9,336	512,173
		3,780,098
		19,513,301
Industrial — 8.9%
Aerospace & Defense — 3.5%
Lockheed Martin Corp.	10,993	3,726,078
Building Materials — 0.6%
Vulcan Materials Co.	6,012	649,717
Electronics — 1.1%
Honeywell International, Inc.	8,646	1,156,748
Environmental Controls — 1.1%
Waste Connections, Inc.	15,560	1,205,900
Transportation — 2.6%
C.H. Robinson Worldwide, Inc.	9,157	606,193
Union Pacific Corp.	9,643	1,360,049
United Parcel Service, Inc. Class B	9,360	874,411
		2,840,653
		9,579,096
Technology — 16.0%
Computers — 1.3%
Accenture PLC Class A	1,276	208,320
Amdocs Ltd.	21,543	1,184,219
		1,392,539
Semiconductors — 5.2%
Applied Materials, Inc.	48,925	2,241,744
QUALCOMM, Inc.	25,797	1,745,167
Texas Instruments, Inc.	16,996	1,698,410
		5,685,321
Software — 9.5%
Microsoft Corp.	64,996	10,250,519
		17,328,379
Utilities — 2.0%
Electric — 1.5%
Duke Energy Corp.	20,145	1,629,328
Gas — 0.5%
UGI Corp.	20,123	536,680
		2,166,008
TOTAL COMMON STOCK (Cost $115,519,088)		105,140,971

TOTAL EQUITIES (Cost $115,519,088)		105,140,971

TOTAL LONG-TERM INVESTMENTS (Cost $115,519,088)		105,140,971

	Principal Amount
Short-Term Investments — 2.7%
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$2,939,991	2,939,991

TOTAL SHORT-TERM INVESTMENTS (Cost $2,939,991)		2,939,991

TOTAL INVESTMENTS — 99.9% (Cost $118,459,079) (e)		108,080,962

Other Assets/(Liabilities) — 0.1%		55,671

NET ASSETS — 100.0%		$108,136,633

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $250,658 or 0.23% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $260,239 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $2,939,991. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,000,488.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.5%

Common Stock — 98.5%
Basic Materials — 5.3%
Chemicals — 1.7%
Celanese Corp.	2,477	$181,787
DuPont de Nemours, Inc.	52,731	1,798,127
FMC Corp.	9,755	796,886
PPG Industries, Inc.	2,044	170,878
		2,947,678
Mining — 3.6%
Barrick Gold Corp.	245,987	4,506,482
Newmont Corp.	22,376	1,013,185
Yamana Gold, Inc.	223,549	614,760
		6,134,427
		9,082,105
Communications — 6.6%
Internet — 2.2%
Alphabet, Inc. Class A (a)	2,244	2,607,416
Booking Holdings, Inc. (a)	134	180,273
Facebook, Inc. Class A (a)	5,618	937,082
		3,724,771
Media — 1.3%
Comcast Corp. Class A	64,883	2,230,678
Telecommunications — 3.1%
Cisco Systems, Inc.	24,649	968,952
Verizon Communications, Inc.	82,247	4,419,131
		5,388,083
		11,343,532
Consumer, Cyclical — 6.9%
Airlines — 0.3%
Southwest Airlines Co.	16,407	584,253
Apparel — 0.1%
Ralph Lauren Corp.	2,328	155,580
Auto Manufacturers — 0.7%
Cummins, Inc.	8,820	1,193,522
Auto Parts & Equipment — 0.2%
Lear Corp.	2,027	164,694
Magna International, Inc.	5,540	176,837
		341,531
Home Builders — 0.4%
Lennar Corp. Class A	18,275	698,105
Lodging — 1.0%
Las Vegas Sands Corp.	19,691	836,277
Wyndham Destinations, Inc.	19,135	415,229
Wyndham Hotels & Resorts, Inc.	11,858	373,646
		1,625,152
Retail — 3.6%
AutoZone, Inc. (a)	4,222	3,571,812
Best Buy Co., Inc.	33,366	1,901,862
Foot Locker, Inc.	21,832	481,396
Williams-Sonoma, Inc.	4,373	185,940
		6,141,010
Textiles — 0.6%
Mohawk Industries, Inc. (a)	14,118	1,076,356
		11,815,509
Consumer, Non-cyclical — 27.5%
Beverages — 0.3%
Coca-Cola European Partners PLC	13,050	489,766
Biotechnology — 0.8%
Corteva, Inc. (a)	59,484	1,397,874
Commercial Services — 0.2%
Robert Half International, Inc.	4,378	165,269
United Rentals, Inc. (a)	1,225	126,053
		291,322
Cosmetics & Personal Care — 2.4%
The Procter & Gamble Co.	38,189	4,200,790
Foods — 0.7%
The Kroger Co.	37,446	1,127,873
Health Care – Products — 2.3%
Medtronic PLC	31,355	2,827,594
Zimmer Biomet Holdings, Inc.	11,224	1,134,522
		3,962,116
Health Care – Services — 3.5%
Anthem, Inc.	15,229	3,457,592
UnitedHealth Group, Inc.	9,951	2,481,581
		5,939,173
Household Products & Wares — 1.3%
Kimberly-Clark Corp.	18,025	2,304,857

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 16.0%
AmerisourceBergen Corp.	27,693	$2,450,831
Cigna Corp. (a)	29,267	5,185,527
GlaxoSmithKline PLC Sponsored ADR (b)	73,074	2,768,774
Johnson & Johnson	40,894	5,362,430
McKesson Corp.	18,878	2,553,438
Merck & Co., Inc.	35,791	2,753,760
Novartis AG Sponsored ADR	13,149	1,084,135
Novo Nordisk A/S Sponsored ADR	10,505	632,401
Pfizer, Inc.	138,838	4,531,672
		27,322,968
		47,036,739
Energy — 3.2%
Oil & Gas — 3.2%
ConocoPhillips	38,084	1,172,987
Marathon Petroleum Corp.	63,622	1,502,752
Pioneer Natural Resources Co.	2,539	178,111
Total SA Sponsored ADR	22,526	838,868
Valero Energy Corp.	40,707	1,846,470
		5,539,188
Financial — 25.2%
Banks — 11.2%
Bank of America Corp.	262,211	5,566,740
Citigroup, Inc.	39,651	1,670,100
Fifth Third Bancorp	31,043	460,989
Huntington Bancshares, Inc.	73,077	599,962
JP Morgan Chase & Co.	61,417	5,529,373
KeyCorp	46,087	477,922
Truist Financial Corp.	51,486	1,587,828
Wells Fargo & Co.	116,462	3,342,459
		19,235,373
Diversified Financial Services — 0.3%
The Charles Schwab Corp.	12,911	434,068
Insurance — 13.7%
Aflac, Inc.	39,462	1,351,179
American International Group, Inc.	98,657	2,392,432
Berkshire Hathaway, Inc. Class B (a)	44,205	8,082,000
Chubb Ltd.	35,554	3,971,026
Everest Re Group Ltd.	12,333	2,373,116
Marsh & McLennan Cos., Inc.	9,543	825,088
The Progressive Corp.	42,042	3,104,381
Reinsurance Group of America, Inc.	2,344	197,224
The Travelers Cos., Inc.	11,501	1,142,625
		23,439,071
		43,108,512
Industrial — 12.5%
Aerospace & Defense — 2.8%
Northrop Grumman Corp.	4,930	1,491,572
Raytheon Technologies Corp.	35,571	3,355,412
		4,846,984
Building Materials — 1.6%
CRH PLC Sponsored ADR	50,216	1,347,798
Owens Corning	34,114	1,323,964
		2,671,762
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	8,954	644,867
Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	8,320	965,453
Machinery – Diversified — 1.9%
Deere & Co.	12,168	1,681,131
Dover Corp.	18,940	1,589,823
		3,270,954
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	34,058	2,645,966
Textron, Inc.	7,059	188,263
		2,834,229
Packaging & Containers — 0.1%
WestRock Co.	6,226	175,947
Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	7,399	1,348,172
Transportation — 2.7%
Kansas City Southern	12,154	1,545,746
Union Pacific Corp.	11,392	1,606,728
United Parcel Service, Inc. Class B	15,727	1,469,216
		4,621,690
		21,380,058
Technology — 9.1%
Computers — 1.0%
Leidos Holdings, Inc.	4,983	456,692
Western Digital Corp.	32,127	1,337,126
		1,793,818

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 5.3%
Applied Materials, Inc.	5,496	$251,827
KLA Corp.	12,269	1,763,546
Lam Research Corp.	7,889	1,893,360
Micron Technology, Inc. (a)	52,090	2,190,905
NXP Semiconductor NV	24,305	2,015,614
ON Semiconductor Corp. (a)	14,560	181,126
Qorvo, Inc. (a)	9,359	754,616
		9,050,994
Software — 2.8%
Microsoft Corp.	11,721	1,848,519
Oracle Corp.	42,364	2,047,452
VMware, Inc. Class A (a) (b)	7,251	878,096
		4,774,067
		15,618,879
Utilities — 2.2%
Electric — 2.2%
Edison International	49,869	2,732,322
FirstEnergy Corp.	2,326	93,203
Vistra Energy Corp.	58,174	928,457
		3,753,982

TOTAL COMMON STOCK (Cost $197,550,374)		168,678,504

TOTAL EQUITIES (Cost $197,550,374)		168,678,504

TOTAL LONG-TERM INVESTMENTS (Cost $197,550,374)		168,678,504

	Principal Amount
Short-Term Investments — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$3,313,651	3,313,651

TOTAL SHORT-TERM INVESTMENTS (Cost $3,313,651)		3,313,651

TOTAL INVESTMENTS — 100.5% (Cost $200,864,025) (d)		171,992,155

Other Assets/(Liabilities) — (0.5)%		(792,513)

NET ASSETS — 100.0%		$171,199,642

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $439,025 or 0.26% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $449,709 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $3,313,651. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,384,633.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 100.1%

Common Stock — 100.1%
Austria — 0.2%
Erste Group Bank AG	44,139	$818,104
Brazil — 0.2%
Ambev SA	299,831	687,821
Canada — 2.1%
Canadian National Railway Co.	93,733	7,276,493
Cayman Islands — 0.2%
Sands China Ltd.	156,800	570,652
Denmark — 0.6%
Carlsberg A/S Class B	18,066	2,050,782
France — 11.4%
Air Liquide SA	33,975	4,354,812
Danone SA	88,220	5,689,715
EssilorLuxottica SA	12,387	1,336,432
Hermes International	1,416	977,976
Legrand SA	62,275	4,001,768
LVMH Moet Hennessy Louis Vuitton SE	23,767	8,822,199
Pernod Ricard SA	40,171	5,713,875
Schneider Electric SE	109,605	9,436,828
		40,333,605
Germany — 4.5%
Bayer AG Registered	104,418	6,129,359
Brenntag AG	44,504	1,681,342
Deutsche Boerse AG	12,482	1,714,630
Deutsche Wohnen SE	36,577	1,397,528
Merck KGaA	32,553	3,375,501
MTU Aero Engines AG	11,178	1,637,606
		15,935,966
Ireland — 7.9%
Accenture PLC Class A	55,897	9,125,744
Linde PLC	10,315	1,784,495
Linde PLC (a)	35,210	6,353,447
Medtronic PLC	116,058	10,466,111
		27,729,797
Israel — 1.3%
Check Point Software Technologies Ltd. (a)	45,491	4,573,665
Japan — 2.9%
Hoya Corp.	30,600	2,602,803
Kubota Corp.	376,000	4,809,575
Olympus Corp.	184,700	2,665,670
		10,078,048
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	199,417	546,406
Netherlands — 2.1%
Akzo Nobel NV	57,513	3,791,622
Heineken NV (b)	37,672	3,153,073
Schlumberger Ltd.	42,203	569,318
		7,514,013
Republic of Korea — 0.9%
Samsung Electronics Co. Ltd.	81,597	3,171,195
Spain — 0.9%
Aena SME SA (c)	28,414	3,100,878
Sweden — 2.6%
Essity AB Class B	299,864	9,247,000
Switzerland — 8.6%
Adecco Group AG Registered	35,706	1,408,807
Cie Financiere Richemont SA Registered	63,990	3,506,947
Julius Baer Group Ltd.	37,960	1,295,993
Nestle SA Registered	113,433	11,691,338
Roche Holding AG	27,924	9,078,484
Sonova Holding AG Registered	2,560	462,172
UBS Group AG Registered	298,918	2,793,822
		30,237,563
Thailand — 0.1%
Kasikornbank PCL	132,300	366,759
United Kingdom — 8.9%
Aon PLC	26,555	4,382,637
Aptiv PLC	24,562	1,209,433
Burberry Group PLC	86,875	1,421,286
Compass Group PLC	152,686	2,385,660
Diageo PLC	246,304	7,888,791
Reckitt Benckiser Group PLC	106,407	8,166,488
Rolls-Royce Holdings PLC	466,948	1,965,104
Whitbread PLC	41,110	1,539,454
WPP PLC	353,434	2,408,194
		31,367,047

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 44.5%
3M Co.	38,187	$5,212,907
Abbott Laboratories	74,514	5,879,900
American Express Co.	45,395	3,886,266
Amphenol Corp. Class A	23,639	1,722,810
The Bank of New York Mellon Corp.	121,475	4,091,278
The Charles Schwab Corp.	27,568	926,836
Cisco Systems, Inc.	81,917	3,220,157
Cognizant Technology Solutions Corp. Class A	67,330	3,128,825
Colgate-Palmolive Co.	67,332	4,468,152
Comcast Corp. Class A	323,896	11,135,544
The Cooper Cos., Inc.	14,016	3,863,791
eBay, Inc.	93,629	2,814,488
Equifax, Inc.	28,760	3,435,382
The Goldman Sachs Group, Inc.	25,567	3,952,403
Harley-Davidson, Inc. (b)	33,237	629,176
Honeywell International, Inc.	61,017	8,163,464
Johnson & Johnson	11,572	1,517,436
Kansas City Southern	53,146	6,759,108
Kellogg Co.	44,737	2,683,773
Marriott International, Inc. Class A	26,552	1,986,355
Microchip Technology, Inc. (b)	19,322	1,310,032
National Oilwell Varco, Inc.	28,977	284,844
NOW, Inc. (a)	16,310	84,160
Omnicom Group, Inc.	25,365	1,392,539
Oracle Corp.	114,982	5,557,080
PayPal Holdings, Inc. (a)	27,650	2,647,211
PPG Industries, Inc.	43,696	3,652,986
Raytheon Technologies Corp.	32,333	3,049,972
Resideo Technologies, Inc. (a)	10,006	48,429
Sally Beauty Holdings, Inc. (a) (b)	27,903	225,456
State Street Corp.	51,153	2,724,920
Stryker Corp.	38,609	6,428,012
TD Ameritrade Holding Corp.	81,745	2,833,282
Thermo Fisher Scientific, Inc.	42,249	11,981,816
Union Pacific Corp.	21,034	2,966,635
United Parcel Service, Inc. Class B	41,276	3,856,004
Visa, Inc. Class A	72,913	11,747,743
The Walt Disney Co.	66,808	6,453,653
Waters Corp. (a)	23,201	4,223,742
Wynn Resorts Ltd.	6,195	372,877
Zimmer Biomet Holdings, Inc.	55,665	5,626,618
		156,946,062
TOTAL COMMON STOCK (Cost $378,579,529)		352,551,856

TOTAL EQUITIES (Cost $378,579,529)		352,551,856

Mutual Funds — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Prime Portfolio (d)	91,319	91,319

TOTAL MUTUAL FUNDS (Cost $91,319)		91,319

TOTAL LONG-TERM INVESTMENTS (Cost $378,670,848)		352,643,175

	Principal Amount
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$1,767,141	1,767,141

TOTAL SHORT-TERM INVESTMENTS (Cost $1,767,141)		1,767,141

TOTAL INVESTMENTS — 100.6% (Cost $380,437,989) (f)		354,410,316

Other Assets/(Liabilities) — (0.6)%		(2,142,632)

NET ASSETS — 100.0%		$352,267,684

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $4,957,618 or 1.41% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,944,783 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $3,100,878 or 0.88% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,767,141. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $1,805,306.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%

Equity Funds — 72.9%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	108,984	$7,606,007
Invesco Oppenheimer V.I. Global Fund, Series I	625,073	20,783,683
Invesco Oppenheimer V.I. International Growth Fund, Series I	3,378,784	6,622,416
Invesco Oppenheimer V.I. Main Street Fund, Series I	723,831	16,966,610
MML Blue Chip Growth Fund, Initial Class (a)	4,772,662	68,344,520
MML Equity Income Fund, Initial Class (a)	8,063,989	64,511,913
MML Equity Index Fund, Class III (a)	154,411	4,019,327
MML Focused Equity Fund, Class II (a)	16,005,742	90,592,502
MML Foreign Fund, Initial Class (a)	6,315,310	46,606,990
MML Fundamental Equity Fund, Class II (a)	3,888,687	32,703,860
MML Fundamental Value Fund, Class II (a)	6,189,217	57,745,395
MML Global Fund, Class I (a)	11,901,446	119,490,520
MML Income & Growth Fund, Initial Class (a)	8,720,911	60,261,493
MML International Equity Fund, Class II (a)	7,699,269	48,967,354
MML Large Cap Growth Fund, Initial Class (a)	2,664,462	26,165,013
MML Mid Cap Growth Fund, Initial Class (a)	5,757,929	70,477,051
MML Mid Cap Value Fund, Initial Class (a)	7,719,050	59,282,303
MML Small Cap Growth Equity Fund, Initial Class (a)	1,028,148	10,364,645
MML Small Company Value Fund, Class II (a)	2,010,321	20,505,272
MML Small/Mid Cap Value Fund, Initial Class (a)	2,170,530	15,345,647
MML Strategic Emerging Markets Fund, Class II (a)	4,369,860	42,693,537
		890,056,058
Fixed Income Funds — 27.2%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	3,252,412	13,497,511
MML Dynamic Bond Fund, Class II (a)	6,047,143	58,475,870
MML High Yield Fund, Class II (a)	2,164,645	18,074,782
MML Inflation-Protected and Income Fund, Initial Class (a)	4,937,541	50,017,291
MML Managed Bond Fund, Initial Class (a)	8,126,804	98,504,475
MML Short-Duration Bond Fund, Class II (a)	4,183,971	37,697,576
MML Total Return Bond Fund, Class II (a)	5,138,183	56,108,955
		332,376,460
TOTAL MUTUAL FUNDS (Cost $1,467,550,275)		1,222,432,518

TOTAL LONG-TERM INVESTMENTS (Cost $1,467,550,275)		1,222,432,518

TOTAL INVESTMENTS — 100.1% (Cost $1,467,550,275) (b)		1,222,432,518

Other Assets/(Liabilities) — (0.1)%		(926,961)

NET ASSETS — 100.0%		$1,221,505,557

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth & Income Fund — Portfolio of Investments
March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.1%

Common Stock — 97.1%
Basic Materials — 2.6%
Chemicals — 2.6%
DuPont de Nemours, Inc.	21,390	$729,399
PPG Industries, Inc.	10,150	848,540
The Sherwin-Williams Co.	3,350	1,539,392
		3,117,331

Communications — 10.3%
Internet — 6.9%
Alphabet, Inc. Class A (a)	3,785	4,397,981
Alphabet, Inc. Class C (a)	1,503	1,747,704
Facebook, Inc. Class A (a)	11,869	1,979,749
		8,125,434
Media — 2.0%
Comcast Corp. Class A	66,400	2,282,832
Telecommunications — 1.4%
Cisco Systems, Inc.	43,091	1,693,907
		12,102,173
Consumer, Cyclical — 9.8%
Apparel — 2.2%
LVMH Moet Hennessy Louis Vuitton SE	3,926	1,457,313
NIKE, Inc. Class B	12,903	1,067,594
		2,524,907
Lodging — 0.4%
Marriott International, Inc. Class A	6,014	449,907
Retail — 7.2%
Costco Wholesale Corp.	5,070	1,445,609
Dollar General Corp.	9,722	1,468,119
The Home Depot, Inc.	3,561	664,875
Ross Stores, Inc.	10,074	876,136
Starbucks Corp.	16,395	1,077,807
Target Corp.	14,359	1,334,956
Tractor Supply Co.	19,411	1,641,200
		8,508,702
		11,483,516
Consumer, Non-cyclical — 24.6%
Beverages — 2.4%
Diageo PLC	44,900	1,438,088
Pernod Ricard SA	9,884	1,405,888
		2,843,976
Biotechnology — 0.5%
Illumina, Inc. (a)	2,372	647,841
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	22,553	1,496,617
The Estee Lauder Cos., Inc. Class A	3,549	565,498
		2,062,115
Foods — 2.4%
Danone SA	21,451	1,383,474
Mondelez International, Inc. Class A	28,231	1,413,808
		2,797,282
Health Care – Products — 6.8%
Danaher Corp.	16,386	2,267,986
Medtronic PLC	34,804	3,138,625
Thermo Fisher Scientific, Inc.	9,036	2,562,609
		7,969,220
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	8,934	1,142,391
Pharmaceuticals — 9.8%
Becton Dickinson and Co.	11,106	2,551,826
Cigna Corp.	4,858	860,740
Eli Lilly & Co.	14,973	2,077,055
Johnson & Johnson	27,830	3,649,348
PRA Health Sciences, Inc. (a)	14,175	1,177,092
Zoetis, Inc.	10,495	1,235,156
		11,551,217
		29,014,042
Energy — 2.2%
Oil & Gas — 1.0%
ConocoPhillips	12,270	377,916
EOG Resources, Inc.	22,456	806,620
		1,184,536
Oil & Gas Services — 0.2%
Schlumberger Ltd.	18,673	251,899

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.0%
Enterprise Products Partners LP (b)	81,338	$1,163,133
		2,599,568
Financial — 18.2%
Banks — 6.6%
Bank of America Corp.	102,283	2,171,468
The Goldman Sachs Group, Inc.	9,866	1,525,185
JP Morgan Chase & Co.	31,938	2,875,378
Truist Financial Corp.	37,504	1,156,624
		7,728,655
Diversified Financial Services — 6.9%
Mastercard, Inc. Class A	11,393	2,752,093
Nasdaq, Inc.	19,876	1,887,226
TD Ameritrade Holding Corp.	18,473	640,274
Visa, Inc. Class A	17,755	2,860,686
		8,140,279
Insurance — 1.0%
Chubb Ltd.	10,682	1,193,073
Private Equity — 0.7%
The Blackstone Group, Inc. Class A	18,539	844,822
Real Estate Investment Trusts (REITS) — 3.0%
American Tower Corp.	12,485	2,718,608
Equinix, Inc.	1,261	787,583
		3,506,191
		21,413,020
Industrial — 9.2%
Aerospace & Defense — 1.1%
Raytheon Technologies Corp.	13,620	1,284,774
Electrical Components & Equipment — 1.2%
AMETEK, Inc.	19,735	1,421,315
Electronics — 3.9%
Fortive Corp.	24,655	1,360,710
Honeywell International, Inc.	17,232	2,305,469
TE Connectivity Ltd.	13,851	872,336
		4,538,515
Packaging & Containers — 1.1%
Crown Holdings, Inc. (a)	22,777	1,321,977
Transportation — 1.9%
Canadian National Railway Co.	21,599	1,676,730
Old Dominion Freight Line, Inc.	4,107	539,085
		2,215,815
		10,782,396
Technology — 19.5%
Computers — 5.8%
Accenture PLC Class A	14,503	2,367,760
Amdocs Ltd.	24,433	1,343,082
Apple, Inc.	7,858	1,998,211
Cognizant Technology Solutions Corp. Class A	24,565	1,141,535
		6,850,588
Semiconductors — 2.4%
Analog Devices, Inc.	12,091	1,083,958
Texas Instruments, Inc.	17,709	1,769,660
		2,853,618
Software — 11.3%
Adobe, Inc. (a)	6,599	2,100,066
Electronic Arts, Inc. (a)	17,781	1,781,123
Fidelity National Information Services, Inc.	21,855	2,658,442
Microsoft Corp.	34,026	5,366,240
salesforce.com, Inc. (a)	9,367	1,348,661
		13,254,532
		22,958,738
Utilities — 0.7%
Electric — 0.7%
American Electric Power Co., Inc.	9,561	764,689

TOTAL COMMON STOCK (Cost $88,058,490)		114,235,473

TOTAL EQUITIES (Cost $88,058,490)		114,235,473

TOTAL LONG-TERM INVESTMENTS (Cost $88,058,490)		114,235,473

	Principal Amount
Short-Term Investments — 2.9%
Repurchase Agreement — 2.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$3,424,065	3,424,065

TOTAL SHORT-TERM INVESTMENTS (Cost $3,424,065)		3,424,065

TOTAL INVESTMENTS — 100.0% (Cost $91,482,555) (d)		117,659,538

Other Assets/(Liabilities) — 0.0%		47,805

NET ASSETS — 100.0%		$117,707,343

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $3,424,065. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $3,493,647.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.9%

Common Stock — 95.9%
Basic Materials — 4.9%
Chemicals — 4.9%
Air Products & Chemicals, Inc.	10,857	$2,167,166
DuPont de Nemours, Inc.	67,432	2,299,431
Element Solutions, Inc. (a)	224,327	1,875,374
Linde PLC	27,349	4,731,377
		11,073,348
Communications — 6.8%
Internet — 0.8%
eBay, Inc.	62,978	1,893,119

Media — 2.5%
Comcast Corp. Class A	165,437	5,687,724

Telecommunications — 3.5%
AT&T, Inc.	121,241	3,534,175
Verizon Communications, Inc.	79,020	4,245,745
		7,779,920
		15,360,763
Consumer, Cyclical — 6.6%
Entertainment — 0.4%
SeaWorld Entertainment, Inc. (a)	80,044	882,085

Food Services — 0.5%
Aramark	58,776	1,173,757

Home Builders — 0.8%
Lennar Corp. Class A	44,338	1,693,711

Home Furnishings — 0.6%
Whirlpool Corp.	15,920	1,365,936

Lodging — 0.5%
MGM Resorts International	92,637	1,093,117

Retail — 3.8%
Advance Auto Parts, Inc.	17,410	1,624,701
Dollar General Corp.	13,939	2,104,929
Lowe's Cos., Inc.	57,024	4,906,915
		8,636,545
		14,845,151
Consumer, Non-cyclical — 18.6%
Beverages — 1.9%
Coca-Cola European Partners PLC	52,638	1,975,504
Molson Coors Beverage Co. Class B	59,317	2,313,956
		4,289,460
Biotechnology — 2.2%
Corteva, Inc. (a)	212,628	4,996,758

Commercial Services — 0.2%
Aaron's, Inc.	20,942	477,059

Health Care – Products — 3.8%
Envista Holdings Corp. (a)	87,404	1,305,816
Hologic, Inc. (a)	25,072	880,027
Medtronic PLC	70,846	6,388,892
		8,574,735
Health Care – Services — 4.2%
Anthem, Inc.	8,978	2,038,365
UnitedHealth Group, Inc.	29,510	7,359,204
		9,397,569
Pharmaceuticals — 6.3%
Cigna Corp. (a)	19,951	3,534,918
CVS Health Corp.	104,755	6,215,114
Johnson & Johnson	32,336	4,240,220
		13,990,252
		41,725,833
Energy — 4.8%
Oil & Gas — 4.8%
BP PLC Sponsored ADR	58,542	1,427,839
Chevron Corp.	17,119	1,240,443
Hess Corp.	73,277	2,440,124
Phillips 66	61,670	3,308,595
Valero Energy Corp.	51,602	2,340,667
		10,757,668
Financial — 23.2%
Banks — 8.2%
The Bank of New York Mellon Corp.	46,817	1,576,796
JP Morgan Chase & Co.	50,635	4,558,669
Northern Trust Corp.	61,747	4,659,428
US Bancorp	126,786	4,367,778
Wells Fargo & Co.	116,201	3,334,969
		18,497,640

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 2.9%
American Express Co.	52,106	$4,460,795
Navient Corp.	61,225	464,085
SLM Corp. (b)	210,604	1,514,243
		6,439,123
Insurance — 6.4%
American International Group, Inc.	32,783	794,988
Aon PLC	10,574	1,745,133
Berkshire Hathaway, Inc. Class B (a)	12,090	2,210,415
Chubb Ltd.	53,555	5,981,558
Fidelity National Financial, Inc.	38,083	947,505
Willis Towers Watson PLC	15,284	2,595,987
		14,275,586
Real Estate Investment Trusts (REITS) — 3.3%
Healthpeak Properties, Inc.	130,056	3,101,836
MGM Growth Properties LLC Class A	110,661	2,619,346
Simon Property Group, Inc.	29,963	1,643,770
		7,364,952
Savings & Loans — 2.4%
New York Community Bancorp, Inc.	581,762	5,462,745
		52,040,046
Industrial — 12.5%
Aerospace & Defense — 2.9%
General Dynamics Corp.	15,306	2,025,137
Raytheon Technologies Corp.	41,868	3,949,408
Spirit AeroSystems Holdings, Inc. Class A	20,420	488,651
		6,463,196
Building Materials — 0.5%
Owens Corning	28,741	1,115,438

Engineering & Construction — 1.1%
Jacobs Engineering Group, Inc.	29,992	2,377,466

Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc.	36,918	3,691,800

Machinery – Construction & Mining — 0.7%
BWX Technologies, Inc.	30,363	1,478,982

Machinery – Diversified — 2.3%
Deere & Co.	14,709	2,032,196
Westinghouse Air Brake Technologies Corp.	65,355	3,145,536
		5,177,732
Miscellaneous - Manufacturing — 2.7%
General Electric Co.	755,707	6,000,313

Transportation — 0.7%
J.B. Hunt Transport Services, Inc.	18,298	1,687,624
		27,992,551
Technology — 9.4%
Computers — 0.8%
Cognizant Technology Solutions Corp. Class A	36,406	1,691,787

Semiconductors — 4.7%
Broadcom, Inc.	9,123	2,163,063
Marvell Technology Group Ltd.	123,369	2,791,841
Microchip Technology, Inc.	22,779	1,544,416
QUALCOMM, Inc.	29,786	2,015,023
Texas Instruments, Inc.	21,162	2,114,719
		10,629,062
Software — 3.9%
Microsoft Corp.	16,229	2,559,475
Oracle Corp.	128,002	6,186,337
		8,745,812
		21,066,661
Utilities — 9.1%
Electric — 9.1%
Dominion Energy, Inc.	90,513	6,534,134
Edison International	66,384	3,637,179
Entergy Corp.	39,974	3,756,357
Exelon Corp.	174,051	6,406,817
		20,334,487

TOTAL COMMON STOCK (Cost $266,900,512)		215,196,508

TOTAL EQUITIES (Cost $266,900,512)		215,196,508

TOTAL LONG-TERM INVESTMENTS (Cost $266,900,512)		215,196,508

	Principal Amount

Short-Term Investments — 3.8%
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (c)	$8,530,563	8,530,563

TOTAL SHORT-TERM INVESTMENTS (Cost $8,530,563)		8,530,563

TOTAL INVESTMENTS — 99.7% (Cost $275,431,075) (d)		223,727,071

Other Assets/(Liabilities) — 0.3%		649,454
NET ASSETS — 100.0%		$224,376,525

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $1,108,849 or 0.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,147,055 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $8,530,563. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $8,710,758.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.5%

Common Stock — 95.9%
Australia — 3.4%
AMP Ltd. (a) (b)	1,706,394	$1,391,631
Brambles Ltd.	212,000	1,399,093
Orica Ltd.	181,867	1,706,171
		4,496,895
Canada — 1.7%
Cenovus Energy, Inc.	483,815	976,362
Open Text Corp.	37,300	1,304,294
		2,280,656
Cayman Islands — 1.9%
Alibaba Group Holding Ltd. Sponsored ADR (b)	1,020	198,370
Baidu, Inc. Sponsored ADR (b)	13,305	1,341,011
Trip.com Group Ltd. ADR (b)	38,300	898,135
		2,437,516
Finland — 1.1%
UPM-Kymmene OYJ (a)	53,900	1,485,616

France — 10.4%
Accor SA (a)	98,500	2,694,374
BNP Paribas SA	150,850	4,547,406
Bureau Veritas SA	55,587	1,056,576
EssilorLuxottica SA	9,105	982,338
Publicis Groupe SA	86,357	2,477,584
Valeo SA	118,610	1,983,532
		13,741,810
Germany — 17.9%
Allianz SE Registered	21,755	3,750,159
Bayer AG Registered	61,294	3,597,971
Bayerische Motoren Werke AG	94,650	4,969,129
Continental AG	60,455	4,421,065
Daimler AG Registered	163,203	5,006,654
Henkel AG & Co. KGaA	6,200	467,212
thyssenkrupp AG (b)	251,600	1,340,582
		23,552,772
India — 0.7%
Axis Bank Ltd.	198,939	980,164

Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	2,674,100	764,765

Ireland — 2.3%
Ryanair Holdings PLC Sponsored ADR (b)	56,910	3,021,352

Italy — 3.3%
Intesa Sanpaolo SpA	2,661,400	4,344,080

Japan — 3.8%
Komatsu Ltd.	163,600	2,691,890
Toyota Motor Corp.	38,300	2,305,728
		4,997,618
Mexico — 0.8%
Grupo Televisa SAB Sponsored ADR	171,500	994,700

Netherlands — 5.1%
CNH Industrial NV	659,808	3,775,165
EXOR NV	57,100	2,941,204
		6,716,369
Republic of Korea — 2.8%
NAVER Corp.	21,625	2,974,807
Samsung Electronics Co. Ltd.	17,450	678,179
		3,652,986
South Africa — 2.1%
Naspers Ltd.	19,670	2,794,536

Sweden — 5.9%
Hennes & Mauritz AB Class B	203,218	2,614,798
SKF AB Class B (a)	174,600	2,402,127
Volvo AB Class B	229,770	2,762,918
		7,779,843
Switzerland — 7.8%
Cie Financiere Richemont SA Registered	37,540	2,057,365
Credit Suisse Group AG Registered	535,409	4,421,080
Kuehne & Nagel International AG Registered	2,805	385,545
LafargeHolcim Ltd. Registered	46,259	1,691,079
The Swatch Group AG	8,465	1,691,848
		10,246,917
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	232,076

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 24.1%
Ashtead Group PLC	137,974	$3,064,490
Bunzl PLC	87,600	1,766,271
Ferguson PLC	18,570	1,161,197
G4S PLC	797,600	910,365
Glencore PLC	3,180,986	4,855,013
Liberty Global PLC Series A (b)	103,900	1,715,389
Liberty Global PLC Series C (b)	45,300	711,663
Lloyds Banking Group PLC	10,138,100	3,997,891
Prudential PLC	154,700	1,974,751
Reckitt Benckiser Group PLC	11,740	901,017
Rolls-Royce Holdings PLC	547,800	2,305,361
Royal Bank of Scotland Group PLC	1,315,500	1,834,937
Schroders PLC	93,700	2,878,015
Smiths Group PLC	86,100	1,303,484
WPP PLC	335,700	2,287,360
		31,667,204
TOTAL COMMON STOCK (Cost $196,228,366)		126,187,875
Preferred Stock — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA 1.980%
	9,200	750,252
TOTAL PREFERRED STOCK (Cost $932,795)		750,252

TOTAL EQUITIES (Cost $197,161,161)		126,938,127

Mutual Funds — 1.8%
United States — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)	2,400,156	2,400,156

TOTAL MUTUAL FUNDS (Cost $2,400,156)		2,400,156

TOTAL LONG-TERM INVESTMENTS (Cost $199,561,317)		129,338,283

	Principal Amount
Short-Term Investments — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$3,970,937	3,970,937

TOTAL SHORT-TERM INVESTMENTS (Cost $3,970,937)		3,970,937

TOTAL INVESTMENTS — 101.3% (Cost $203,532,254) (e)		133,309,220

Other Assets/(Liabilities) — (1.3)%		(1,745,626)

NET ASSETS — 100.0%		$131,563,594

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $5,734,771 or 4.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,520,368 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,970,937. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,054,292.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	6/17/20	CHF	332,000	USD	341,257	$4,930
State Street Bank and Trust Co.	6/17/20	USD	1,400,206	CHF	1,361,000	(18,951)
						$(14,021)

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.3%

Common Stock — 99.3%
Communications — 27.2%
Internet — 22.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	32,683	$6,356,190
Alphabet, Inc. Class A (a)	2,543	2,954,839
Alphabet, Inc. Class C (a)	2,548	2,962,840
Amazon.com, Inc. (a)	3,837	7,481,075
Facebook, Inc. Class A (a)	32,125	5,358,450
		25,113,394
Media — 1.9%
FactSet Research Systems, Inc.	7,814	2,036,953

Telecommunications — 2.4%
Cisco Systems, Inc.	66,051	2,596,465
		29,746,812
Consumer, Cyclical — 4.8%
Retail — 4.8%
Starbucks Corp.	32,682	2,148,514
Yum China Holdings, Inc.	38,000	1,619,940
Yum! Brands, Inc.	20,873	1,430,427
		5,198,881
		5,198,881
Consumer, Non-cyclical — 27.2%
Beverages — 3.6%
Monster Beverage Corp. (a)	69,618	3,916,709

Biotechnology — 7.2%
Amgen, Inc.	9,810	1,988,781
Illumina, Inc. (a)	3,316	905,666
Regeneron Pharmaceuticals, Inc. (a)	10,125	4,943,936
		7,838,383
Commercial Services — 0.9%
Automatic Data Processing, Inc.	7,120	973,162

Cosmetics & Personal Care — 3.5%
Colgate-Palmolive Co.	33,301	2,209,854
The Procter & Gamble Co.	15,213	1,673,430
		3,883,284
Foods — 1.1%
Danone SA Sponsored ADR	93,734	1,193,702

Health Care – Products — 1.0%
Intuitive Surgical, Inc. (a)	642	317,925
Varian Medical Systems, Inc. (a)	7,615	781,756
		1,099,681
Pharmaceuticals — 9.9%
Merck & Co., Inc.	16,778	1,290,899
Novartis AG Sponsored ADR	31,350	2,584,808
Novo Nordisk A/S Sponsored ADR	49,257	2,965,272
Roche Holding AG Sponsored ADR	98,362	3,990,546
		10,831,525
		29,736,446
Energy — 0.7%
Oil & Gas Services — 0.7%
Schlumberger Ltd.	57,941	781,624

Financial — 8.1%
Diversified Financial Services — 8.1%
SEI Investments Co.	44,409	2,057,913
Visa, Inc. Class A	42,532	6,852,756
		8,910,669
		8,910,669
Industrial — 6.2%
Aerospace & Defense — 1.3%
The Boeing Co. (a)	9,370	1,397,442

Machinery – Diversified — 2.3%
Deere & Co.	18,464	2,550,986

Transportation — 2.6%
Expeditors International of Washington, Inc.	42,951	2,865,691
		6,814,119
Technology — 25.1%

Semiconductors — 5.7%
NVIDIA Corp.	16,129	4,251,604
QUALCOMM, Inc.	29,652	2,005,958
		6,257,562

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 19.4%
Autodesk, Inc. (a)	30,782	$4,805,070
Cerner Corp.	38,222	2,407,604
Microsoft Corp.	32,805	5,173,677
Oracle Corp.	104,257	5,038,741
salesforce.com, Inc. (a)	19,184	2,762,112
Workday, Inc. Class A (a)	7,890	1,027,436
		21,214,640
		27,472,202
TOTAL COMMON STOCK (Cost $82,673,347)		108,660,753

TOTAL EQUITIES (Cost $82,673,347)		108,660,753

TOTAL LONG-TERM INVESTMENTS (Cost $82,673,347)		108,660,753

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (b)	$776,728	776,728

TOTAL SHORT-TERM INVESTMENTS (Cost $776,728)		776,728

TOTAL INVESTMENTS — 100.0% (Cost $83,450,075) (c)		109,437,481

Other Assets/(Liabilities) — (0.0)%		(42,052)

NET ASSETS — 100.0%		$109,395,429

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $776,728. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $794,247.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 100.1%

Common Stock — 100.1%
Basic Materials — 1.9%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	1,310	$261,489
Albemarle Corp. (a)	667	37,599
Celanese Corp. (a)	780	57,244
CF Industries Holdings, Inc. (a)	1,227	33,374
Dow, Inc. (a) (b)	4,451	130,147
DuPont de Nemours, Inc. (a)	4,436	151,268
Eastman Chemical Co. (a)	964	44,903
Ecolab, Inc. (a)	1,487	231,719
FMC Corp. (a)	733	59,879
International Flavors & Fragrances, Inc. (a)	599	61,146
Linde PLC (a)	3,179	549,967
LyondellBasell Industries NV Class A (a)	1,450	71,964
The Mosaic Co. (a)	1,874	20,277
PPG Industries, Inc. (a)	1,428	119,381
The Sherwin-Williams Co. (a)	487	223,786
		2,054,143
Forest Products & Paper — 0.1%
International Paper Co. (a)	2,496	77,700

Iron & Steel — 0.0%
Nucor Corp. (a)	1,732	62,387

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	8,996	60,723
Newmont Corp. (a)	4,864	220,242
		280,965
		2,475,195
Communications — 15.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	2,215	35,861
Omnicom Group, Inc. (a)	1,338	73,456
		109,317
Internet — 10.4%
Alphabet, Inc. Class A (a) (b)	1,763	2,048,518
Alphabet, Inc. Class C (a) (b)	1,778	2,067,476
Amazon.com, Inc. (a) (b)	2,465	4,806,060
Booking Holdings, Inc. (a) (b)	250	336,330
CDW Corp. (a)	871	81,238
eBay, Inc. (a)	4,604	138,396
Expedia Group, Inc. (a)	777	43,722
F5 Networks, Inc. (a) (b)	323	34,442
Facebook, Inc. Class A (a) (b)	14,244	2,375,899
Netflix, Inc. (a) (b)	2,599	975,925
NortonLifeLock, Inc. (a)	3,468	64,886
Twitter, Inc. (a) (b)	4,673	114,769
VeriSign, Inc. (a) (b)	625	112,556
		13,200,217
Media — 2.1%
Charter Communications, Inc. Class A (a) (b)	928	404,896
Comcast Corp. Class A (a)	26,879	924,100
Discovery, Inc. Class A (a) (b)	1,284	24,961
Discovery, Inc. Class C (a) (b)	1,724	30,239
DISH Network Corp. Class A (a) (b)	1,452	29,025
Fox Corp. Class A (a)	1,871	44,212
Fox Corp. Class B (a) (b)	1,296	29,652
News Corp. Class A (a)	1,923	17,259
News Corp. Class B (a)	1,339	12,038
ViacomCBS, Inc. Class B (a)	3,040	42,590
The Walt Disney Co. (a)	10,673	1,031,012
		2,589,984
Telecommunications — 3.2%
Arista Networks, Inc. (a) (b)	302	61,170
AT&T, Inc. (a)	43,219	1,259,834
CenturyLink, Inc. (a)	5,528	52,295
Cisco Systems, Inc. (a)	25,156	988,882
Corning, Inc. (a)	4,371	89,780
Juniper Networks, Inc. (a)	1,949	37,304
Motorola Solutions, Inc. (a)	1,028	136,642
T-Mobile US, Inc. (a) (b)	1,894	158,907
Verizon Communications, Inc. (a)	24,444	1,313,376
		4,098,190
		19,997,708
Consumer, Cyclical — 7.7%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	695	19,787
American Airlines Group, Inc. (a)	2,191	26,708
Delta Air Lines, Inc. (a)	3,525	100,568
Southwest Airlines Co. (a)	2,871	102,236
United Airlines Holdings, Inc. (a) (b)	1,229	38,775
		288,074
Apparel — 0.7%
Capri Holdings Ltd. (a) (b)	731	7,887
Hanesbrands, Inc. (a)	2,164	17,031
NIKE, Inc. Class B (a)	7,411	613,186
PVH Corp. (a)	399	15,018
Ralph Lauren Corp. (a)	271	18,111
Tapestry, Inc. (a)	1,530	19,813
Under Armour, Inc. Class A (a) (b)	1,136	10,463
Under Armour, Inc. Class C (a) (b)	912	7,351
VF Corp. (a)	2,009	108,647
		817,507

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.4%
Cummins, Inc. (a)	938	$126,930
Ford Motor Co. (a)	23,459	113,307
General Motors Co. (a)	7,577	157,450
PACCAR, Inc. (a)	1,971	120,487
		518,174
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	1,430	70,413
BorgWarner, Inc. (a)	1,179	28,732
		99,145
Distribution & Wholesale — 0.2%
Copart, Inc. (a) (b)	1,257	86,130
Fastenal Co. (a)	3,251	101,594
LKQ Corp. (a) (b)	1,713	35,133
W.W. Grainger, Inc. (a)	272	67,592
		290,449
Entertainment — 0.0%
Live Nation Entertainment, Inc. (a) (b)	788	35,822

Home Builders — 0.2%
D.R. Horton, Inc. (a)	2,164	73,576
Lennar Corp. Class A (a)	1,583	60,471
NVR, Inc. (a) (b)	19	48,813
PulteGroup, Inc. (a)	1,475	32,922
		215,782
Home Furnishings — 0.1%
Leggett & Platt, Inc. (a)	701	18,703
Whirlpool Corp. (a)	409	35,092
		53,795
Housewares — 0.0%
Newell Brands, Inc. (a)	2,122	28,180

Leisure Time — 0.1%
Carnival Corp. (a)	2,250	29,633
Harley-Davidson, Inc. (a)	910	17,226
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,207	13,229
Royal Caribbean Cruises Ltd. (a)	936	30,111
		90,199
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	1,716	117,100
Las Vegas Sands Corp. (a)	2,051	87,106
Marriott International, Inc. Class A (a)	1,632	122,090
MGM Resorts International (a)	2,921	34,468
Wynn Resorts Ltd. (a)	545	32,803
		393,567
Retail — 5.4%
Advance Auto Parts, Inc. (a)	392	36,582
AutoZone, Inc. (a) (b)	144	121,824
Best Buy Co., Inc. (a)	1,392	79,344
CarMax, Inc. (a) (b)	920	49,524
Chipotle Mexican Grill, Inc. (a) (b)	155	101,432
Costco Wholesale Corp. (a)	2,616	745,900
Darden Restaurants, Inc. (a)	692	37,686
Dollar General Corp. (a)	1,526	230,441
Dollar Tree, Inc. (a) (b)	1,426	104,768
The Gap, Inc. (a) (c)	1,218	8,575
Genuine Parts Co. (a)	810	54,537
The Home Depot, Inc. (a)	6,461	1,206,333
Kohl's Corp. (a)	816	11,905
L Brands, Inc. (a)	1,263	14,600
Lowe's Cos., Inc. (a)	4,560	392,388
Macy's, Inc. (a) (c)	1,697	8,332
McDonald's Corp. (a)	4,461	737,626
Nordstrom, Inc. (a)	655	10,048
O'Reilly Automotive, Inc. (a) (b)	455	136,978
Ross Stores, Inc. (a)	2,177	189,334
Starbucks Corp. (a)	7,016	461,232
Target Corp. (a)	3,014	280,212
Tiffany & Co. (a)	613	79,384
The TJX Cos., Inc. (a)	7,251	346,670
Tractor Supply Co. (a)	667	56,395
Ulta Beauty Inc. (a) (b)	320	56,224
Walgreens Boots Alliance, Inc. (a)	4,475	204,731
Walmart, Inc. (a)	8,366	950,545
Yum! Brands, Inc. (a)	1,820	124,725
		6,838,275
Textiles — 0.0%
Mohawk Industries, Inc. (a) (b)	323	24,626

Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	692	49,513
		9,743,108
Consumer, Non-cyclical — 23.6%
Agriculture — 1.0%
Altria Group, Inc. (a)	11,084	428,618
Archer-Daniels-Midland Co. (a)	3,414	120,105
Philip Morris International, Inc. (a)	9,202	671,378
		1,220,101
Beverages — 1.9%
Brown-Forman Corp. Class B (a)	1,027	57,009
The Coca-Cola Co. (a)	22,809	1,009,298
Constellation Brands, Inc. Class A (a)	1,011	144,937
Molson Coors Beverage Co. Class B (a)	1,039	40,532
Monster Beverage Corp. (a) (b)	2,304	129,623
PepsiCo, Inc. (a)	8,251	990,945
		2,372,344

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a) (b)	1,332	$119,600
Amgen, Inc. (a)	3,516	712,799
Biogen, Inc. (a) (b)	1,071	338,843
Corteva, Inc. (a) (b)	4,480	105,280
Gilead Sciences, Inc. (a)	7,495	560,326
Illumina, Inc. (a) (b)	878	239,799
Incyte Corp. (a) (b)	1,024	74,987
Regeneron Pharmaceuticals, Inc. (a) (b)	475	231,938
Vertex Pharmaceuticals, Inc. (a) (b)	1,528	363,588
		2,747,160
Commercial Services — 2.1%
Automatic Data Processing, Inc. (a)	2,575	351,951
Cintas Corp. (a)	469	81,240
Equifax, Inc. (a)	684	81,704
FleetCor Technologies, Inc. (a) (b)	523	97,560
Gartner, Inc. (a) (b)	512	50,980
Global Payments, Inc. (a)	1,793	258,604
H&R Block, Inc. (a)	1,020	14,362
IHS Markit Ltd. (a)	2,254	135,240
MarketAxess Holdings, Inc. (a)	217	72,168
Moody's Corp. (a)	962	203,463
Nielsen Holdings PLC (a)	2,260	28,340
PayPal Holdings, Inc. (a) (b)	6,959	666,255
Quanta Services, Inc. (a)	770	24,432
Robert Half International, Inc. (a)	614	23,178
Rollins, Inc. (a)	761	27,503
S&P Global, Inc. (a)	1,444	353,852
United Rentals, Inc. (a) (b)	492	50,627
Verisk Analytics, Inc. (a)	1,003	139,798
		2,661,257
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co. (a)	5,091	337,839
Coty, Inc. Class A (a)	1,888	9,742
The Estee Lauder Cos., Inc. Class A (a)	1,323	210,807
The Procter & Gamble Co. (a)	14,728	1,620,080
		2,178,468
Foods — 1.4%
Campbell Soup Co. (a)	958	44,221
Conagra Brands, Inc. (a)	2,928	85,908
General Mills, Inc. (a)	3,616	190,816
The Hershey Co. (a)	890	117,925
Hormel Foods Corp. (a)	1,565	72,992
The J.M. Smucker Co. (a)	712	79,032
Kellogg Co. (a)	1,395	83,686
The Kraft Heinz Co. (a)	3,492	86,392
The Kroger Co. (a)	4,795	144,425
Lamb Weston Holdings, Inc. (a)	828	47,279
McCormick & Co., Inc. (a)	750	105,907
Mondelez International, Inc. Class A (a)	8,549	428,134
Sysco Corp. (a)	3,054	139,354
Tyson Foods, Inc. Class A (a)	1,771	102,488
		1,728,559
Health Care – Products — 4.0%
Abbott Laboratories (a)	10,468	826,030
ABIOMED, Inc. (a) (b)	248	36,000
Align Technology, Inc. (a) (b)	433	75,320
Baxter International, Inc. (a)	3,046	247,305
Boston Scientific Corp. (a) (b)	8,326	271,677
The Cooper Cos., Inc. (a)	276	76,085
Danaher Corp. (a)	3,794	525,128
Dentsply Sirona, Inc. (a)	1,408	54,673
Edwards Lifesciences Corp. (a) (b)	1,245	234,832
Henry Schein, Inc. (a) (b)	835	42,184
Hologic, Inc. (a) (b)	1,493	52,404
IDEXX Laboratories, Inc. (a) (b)	515	124,754
Intuitive Surgical, Inc. (a) (b)	688	340,704
Medtronic PLC (a)	7,938	715,849
ResMed, Inc. (a)	863	127,111
Steris PLC (a)	480	67,186
Stryker Corp. (a)	1,920	319,661
Teleflex, Inc. (a)	263	77,022
Thermo Fisher Scientific, Inc. (a)	2,374	673,266
Varian Medical Systems, Inc. (a) (b)	511	52,459
Zimmer Biomet Holdings, Inc. (a)	1,239	125,238
		5,064,888
Health Care – Services — 2.1%
Anthem, Inc. (a)	1,506	341,922
Centene Corp. (a) (b)	3,474	206,390
DaVita, Inc. (a) (b)	531	40,388
HCA Healthcare, Inc. (a)	1,584	142,323
Humana, Inc. (a)	788	247,448
IQVIA Holdings, Inc. (a) (b)	1,090	117,567
Laboratory Corp. of America Holdings (a) (b)	540	68,251
Quest Diagnostics, Inc. (a)	765	61,430
UnitedHealth Group, Inc. (a)	5,608	1,398,523
Universal Health Services, Inc. Class B (a)	455	45,081
		2,669,323
Household Products & Wares — 0.4%
Avery Dennison Corp. (a)	475	48,388
Church & Dwight Co., Inc. (a)	1,397	89,660
The Clorox Co. (a)	753	130,457
Kimberly-Clark Corp. (a)	2,039	260,727
		529,232
Pharmaceuticals — 6.8%
AbbVie, Inc. (a)	8,759	667,348
Allergan PLC (a)	1,949	345,168
AmerisourceBergen Corp. (a)	840	74,340
Becton Dickinson and Co. (a)	1,607	369,240
Bristol-Myers Squibb Co. (a)	13,889	774,173
Cardinal Health, Inc. (a)	1,766	84,662
Cigna Corp. (a) (b)	2,221	393,517
CVS Health Corp. (a)	7,720	458,027
Eli Lilly & Co. (a)	5,001	693,739
Johnson & Johnson (a)	15,568	2,041,432
McKesson Corp. (a)	1,076	145,540
Merck & Co., Inc. (a)	15,069	1,159,409
Mylan NV (a) (b)	2,850	42,493
Perrigo Co. PLC (a)	770	37,029
Pfizer, Inc. (a)	32,773	1,069,711
Zoetis, Inc. (a)	2,829	332,945
		8,688,773
		29,860,105

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.6%
Oil & Gas — 2.2%
Apache Corp. (a)	2,040	$8,527
Cabot Oil & Gas Corp. (a)	2,484	42,700
Chevron Corp. (a)	11,190	810,828
Concho Resources, Inc. (a)	1,139	48,806
ConocoPhillips (a)	6,548	201,678
Devon Energy Corp. (a)	2,208	15,257
Diamondback Energy, Inc. (a)	908	23,790
EOG Resources, Inc. (a)	3,503	125,828
Exxon Mobil Corp. (a)	25,054	951,300
Helmerich & Payne, Inc. (a)	660	10,329
Hess Corp. (a)	1,462	48,685
HollyFrontier Corp. (a)	800	19,608
Marathon Oil Corp. (a)	4,356	14,331
Marathon Petroleum Corp. (a)	3,878	91,598
Noble Energy, Inc. (a)	2,690	16,248
Occidental Petroleum Corp. (a)	5,402	62,555
Phillips 66 (a)	2,649	142,119
Pioneer Natural Resources Co. (a)	1,015	71,202
Valero Energy Corp. (a)	2,446	110,951
		2,816,340
Oil & Gas Services — 0.2%
Baker Hughes Co. (a)	3,657	38,398
Halliburton Co. (a)	4,785	32,777
National Oilwell Varco, Inc. (a)	2,062	20,269
Schlumberger Ltd. (a)	8,589	115,866
TechnipFMC PLC (a)	2,301	15,509
		222,819
Pipelines — 0.2%
Kinder Morgan, Inc. (a)	11,600	161,472
ONEOK, Inc. (a)	2,480	54,089
The Williams Cos., Inc. (a)	7,294	103,210
		318,771
		3,357,930
Financial — 15.7%
Banks — 4.9%
Bank of America Corp. (a)	47,922	1,017,384
The Bank of New York Mellon Corp. (a)	5,044	169,882
Citigroup, Inc. (a)	12,980	546,718
Citizens Financial Group, Inc. (a)	2,898	54,511
Comerica, Inc. (a)	799	23,443
Fifth Third Bancorp (a)	3,881	57,633
First Republic Bank (a)	954	78,495
The Goldman Sachs Group, Inc. (a)	1,900	293,721
Huntington Bancshares, Inc. (a)	5,841	47,955
JP Morgan Chase & Co. (a)	18,537	1,668,886
KeyCorp (a)	6,515	67,560
M&T Bank Corp. (a)	823	85,123
Morgan Stanley (a)	7,350	249,900
Northern Trust Corp. (a)	1,294	97,645
The PNC Financial Services Group, Inc. (a)	2,629	251,648
Regions Financial Corp. (a)	6,271	56,251
State Street Corp. (a)	2,192	116,768
SVB Financial Group (a) (b)	291	43,964
Truist Financial Corp. (a)	8,012	247,090
US Bancorp (a)	8,486	292,343
Wells Fargo & Co. (a)	22,799	654,331
Zions Bancorp NA (a)	946	25,315
		6,146,566
Diversified Financial Services — 4.1%
Alliance Data Systems Corp. (a)	242	8,143
American Express Co. (a)	3,981	340,813
Ameriprise Financial, Inc. (a)	692	70,916
BlackRock, Inc. (a)	702	308,859
Capital One Financial Corp. (a)	2,822	142,285
Cboe Global Markets, Inc. (a)	633	56,495
The Charles Schwab Corp. (a)	6,798	228,549
CME Group, Inc. (a)	2,121	366,742
Discover Financial Services (a)	1,989	70,948
E*TRADE Financial Corp. (a)	1,276	43,792
Franklin Resources, Inc. (a)	1,547	25,820
Intercontinental Exchange, Inc. (a)	3,306	266,960
Invesco Ltd. (a)	2,038	18,505
Mastercard, Inc. Class A (a)	5,240	1,265,774
Nasdaq, Inc. (a)	649	61,623
Raymond James Financial, Inc. (a)	684	43,229
Synchrony Financial (a)	3,199	51,472
T. Rowe Price Group, Inc. (a)	1,405	137,198
Visa, Inc. Class A (a)	10,108	1,628,601
The Western Union Co. (a)	2,377	43,095
		5,179,819
Insurance — 3.7%
Aflac, Inc. (a)	4,490	153,738
The Allstate Corp. (a)	1,966	180,341
American International Group, Inc. (a)	5,227	126,755
Aon PLC (a)	1,395	230,231
Arthur J Gallagher & Co. (a)	1,041	84,852
Assurant, Inc. (a)	348	36,223
Berkshire Hathaway, Inc. Class B (a) (b)	11,534	2,108,761
Chubb Ltd. (a)	2,695	301,005
Cincinnati Financial Corp. (a)	857	64,661
Everest Re Group Ltd. (a)	229	44,064
Globe Life, Inc. (a)	525	37,784
The Hartford Financial Services Group, Inc. (a)	2,291	80,735
Lincoln National Corp. (a)	1,093	28,768
Loews Corp. (a)	1,412	49,180
Marsh & McLennan Cos., Inc. (a)	3,005	259,812
MetLife, Inc. (a)	4,416	134,997
Principal Financial Group, Inc. (a)	1,498	46,947
The Progressive Corp. (a)	3,474	256,520
Prudential Financial, Inc. (a)	2,465	128,525
The Travelers Cos., Inc. (a)	1,447	143,759
Unum Group (a)	1,068	16,031
W.R. Berkley Corp. (a)	830	43,301
Willis Towers Watson PLC (a)	780	132,483
		4,689,473

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	2,097	$79,078

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. (a)	765	104,851
American Tower Corp. (a)	2,621	570,723
Apartment Investment & Management Co. Class A (a)	855	30,053
AvalonBay Communities, Inc. (a)	864	127,155
Boston Properties, Inc. (a)	822	75,813
Crown Castle International Corp. (a)	2,465	355,946
Digital Realty Trust, Inc. (a)	1,564	217,255
Duke Realty Corp. (a)	2,014	65,213
Equinix, Inc. (a)	506	316,032
Equity Residential (a)	2,014	124,284
Essex Property Trust, Inc. (a)	378	83,251
Extra Space Storage, Inc. (a)	720	68,947
Federal Realty Investment Trust (a)	410	30,590
Healthpeak Properties, Inc. (a)	2,749	65,564
Host Hotels & Resorts, Inc. (a)	4,685	51,722
Iron Mountain, Inc. (a)	1,587	37,771
Kimco Realty Corp. (a)	2,347	22,695
Mid-America Apartment Communities, Inc. (a)	635	65,424
Prologis, Inc. (a)	4,395	353,226
Public Storage (a)	899	178,550
Realty Income Corp. (a)	1,980	98,723
Regency Centers Corp. (a)	971	37,316
SBA Communications Corp. (a)	669	180,610
Simon Property Group, Inc. (a)	1,845	101,217
SL Green Realty Corp. (a)	430	18,533
UDR, Inc. (a)	1,752	64,018
Ventas, Inc. (a)	2,258	60,514
Vornado Realty Trust (a)	1,084	39,252
Welltower, Inc. (a)	2,444	111,886
Weyerhaeuser Co. (a)	4,588	77,767
		3,734,901
Savings & Loans — 0.0%
People's United Financial, Inc. (a)	2,521	27,857
		19,857,694
Industrial — 8.1%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	3,167	472,326
General Dynamics Corp. (a)	1,403	185,631
Howmet Aerospace, Inc.	2,130	34,208
L3 Harris Technologies, Inc. (a)	1,317	237,218
Lockheed Martin Corp. (a)	1,457	493,850
Northrop Grumman Corp. (a)	930	281,372
Raytheon Co. (a)	1,660	217,709
Raytheon Technologies Corp.	4,807	453,444
TransDigm Group, Inc. (a)	299	95,737
		2,471,495
Building Materials — 0.3%
Fortune Brands Home & Security, Inc. (a)	762	32,956
Johnson Controls International PLC (a)	4,655	125,499
Martin Marietta Materials, Inc. (a)	356	67,366
Masco Corp. (a)	1,611	55,692
Vulcan Materials Co. (a)	741	80,080
		361,593
Electrical Components & Equipment — 0.2%
AMETEK, Inc. (a)	1,293	93,122
Emerson Electric Co. (a)	3,635	173,208
		266,330
Electronics — 1.3%
Agilent Technologies, Inc. (a)	1,746	125,049
Allegion PLC (a)	517	47,574
Amphenol Corp. Class A (a)	1,807	131,694
FLIR Systems, Inc. (a)	749	23,886
Fortive Corp. (a)	1,801	99,397
Garmin Ltd. (a)	890	66,714
Honeywell International, Inc. (a)	4,242	567,537
Keysight Technologies, Inc. (a) (b)	1,131	94,642
Mettler-Toledo International, Inc. (a) (b)	137	94,600
PerkinElmer, Inc. (a)	734	55,256
Roper Technologies, Inc. (a)	629	196,129
TE Connectivity Ltd. (a)	2,027	127,660
Waters Corp. (a) (b)	393	71,546
		1,701,684
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc. (a)	852	67,538

Environmental Controls — 0.3%
Pentair PLC (a)	965	28,718
Republic Services, Inc. (a)	1,314	98,629
Waste Management, Inc. (a)	2,341	216,683
		344,030
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	303	32,972
Stanley Black & Decker, Inc. (a)	923	92,300
		125,272

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	3,293	$382,120

Machinery – Diversified — 0.5%
Deere & Co. (a)	1,874	258,912
Dover Corp. (a)	819	68,747
Flowserve Corp. (a)	666	15,911
IDEX Corp. (a)	422	58,282
Ingersoll Rand, Inc. (a) (b)	1,944	48,211
Rockwell Automation, Inc. (a)	692	104,430
Westinghouse Air Brake Technologies Corp. (a)	1,025	49,333
Xylem, Inc. (a)	1,114	72,555
		676,381
Miscellaneous - Manufacturing — 1.3%
3M Co. (a)	3,415	466,182
A.O. Smith Corp. (a)	889	33,613
Eaton Corp. PLC (a)	2,467	191,661
General Electric Co. (a)	51,860	411,768
Illinois Tool Works, Inc. (a)	1,741	247,431
Parker-Hannifin Corp. (a)	720	93,406
Textron, Inc. (a)	1,300	34,671
Trane Technologies PLC (a)	1,443	119,177
		1,597,909
Packaging & Containers — 0.2%
Amcor PLC (a) (b)	9,047	73,462
Ball Corp. (a)	1,981	128,091
Packaging Corp. of America (a)	520	45,152
Sealed Air Corp. (a)	786	19,422
WestRock Co. (a)	1,428	40,355
		306,482
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	259	47,192

Transportation — 1.5%
C.H. Robinson Worldwide, Inc. (a)	754	49,915
CSX Corp. (a)	4,660	267,018
Expeditors International of Washington, Inc. (a)	982	65,519
FedEx Corp. (a)	1,463	177,403
J.B. Hunt Transport Services, Inc. (a)	480	44,271
Kansas City Southern (a)	552	70,203
Norfolk Southern Corp. (a)	1,576	230,096
Old Dominion Freight Line, Inc. (a)	551	72,259
Union Pacific Corp. (a)	4,128	582,213
United Parcel Service, Inc. Class B (a)	4,159	388,534
		1,947,431
		10,295,457
Technology — 21.1%
Computers — 6.5%
Accenture PLC Class A (a)	3,753	612,715
Apple, Inc. (a)	24,711	6,283,760
Cognizant Technology Solutions Corp. Class A (a)	3,284	152,608
DXC Technology Co. (a)	1,434	18,714
Fortinet, Inc. (a) (b)	859	86,905
Hewlett Packard Enterprise Co. (a)	7,970	77,389
HP, Inc. (a)	8,823	153,167
International Business Machines Corp. (a)	5,246	581,939
Leidos Holdings, Inc. (a)	741	67,913
NetApp, Inc. (a)	1,289	53,738
Seagate Technology PLC (a)	1,404	68,515
Western Digital Corp. (a)	1,678	69,838
		8,227,201
Office & Business Equipment — 0.1%
Xerox Holdings Corp. (a) (b)	1,051	19,906
Zebra Technologies Corp. Class A (a) (b)	330	60,588
		80,494
Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a) (b)	6,940	315,631
Analog Devices, Inc. (a)	2,198	197,051
Applied Materials, Inc. (a)	5,491	251,598
Broadcom, Inc. (a)	2,349	556,948
Intel Corp. (a)	25,728	1,392,399
IPG Photonics Corp. (a) (b)	208	22,938
KLA Corp. (a)	943	135,547
Lam Research Corp. (a)	864	207,360
Maxim Integrated Products, Inc. (a)	1,514	73,596
Microchip Technology, Inc. (a)	1,454	98,581
Micron Technology, Inc. (a) (b)	6,582	276,839
NVIDIA Corp. (a)	3,623	955,023
Qorvo, Inc. (a) (b)	665	53,619
QUALCOMM, Inc. (a)	6,759	457,246
Skyworks Solutions, Inc. (a)	954	85,268
Texas Instruments, Inc. (a)	5,520	551,614
Xilinx, Inc. (a)	1,511	117,767
		5,749,025
Software — 10.0%
Activision Blizzard, Inc. (a)	4,567	271,645
Adobe, Inc. (a) (b)	2,864	911,439
Akamai Technologies, Inc. (a) (b)	927	84,811
ANSYS, Inc. (a) (b)	483	112,283
Autodesk, Inc. (a) (b)	1,308	204,179
Broadridge Financial Solutions, Inc. (a)	695	65,907
Cadence Design Systems, Inc. (a) (b)	1,704	112,532
Cerner Corp. (a)	1,897	119,492
Citrix Systems, Inc. (a)	668	94,555
Electronic Arts, Inc. (a) (b)	1,741	174,396
Fidelity National Information Services, Inc. (a)	3,646	443,499
Fiserv, Inc. (a) (b)	3,392	322,206
Intuit, Inc. (a)	1,544	355,120
Jack Henry & Associates, Inc. (a)	434	67,374
Microsoft Corp. (a)	45,123	7,116,348
MSCI, Inc. (a)	506	146,214
Oracle Corp. (a)	12,813	619,252
Paychex, Inc. (a)	1,940	122,065
Paycom Software, Inc. (a) (b)	278	56,159
salesforce.com, Inc. (a) (b)	5,251	756,039
ServiceNow, Inc. (a) (b)	1,120	320,970
Synopsys, Inc. (a) (b)	916	117,972
Take-Two Interactive Software, Inc. (a) (b)	683	81,011
		12,675,468
		26,732,188

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 3.6%
Electric — 3.4%
AES Corp. (a)	3,722	$50,619
Alliant Energy Corp. (a)	1,408	67,992
Ameren Corp. (a)	1,387	101,015
American Electric Power Co., Inc. (a)	3,023	241,780
CenterPoint Energy, Inc. (a)	2,893	44,697
CMS Energy Corp. (a)	1,606	94,352
Consolidated Edison, Inc. (a)	2,018	157,404
Dominion Energy, Inc. (a)	4,879	352,215
DTE Energy Co. (a)	1,065	101,143
Duke Energy Corp. (a)	4,364	352,960
Edison International (a)	2,161	118,401
Entergy Corp. (a)	1,114	104,683
Evergy, Inc. (a)	1,296	71,345
Eversource Energy (a)	1,986	155,325
Exelon Corp. (a)	5,856	215,559
FirstEnergy Corp. (a)	3,395	136,038
NextEra Energy, Inc. (a)	2,897	697,076
NRG Energy, Inc. (a)	1,396	38,055
Pinnacle West Capital Corp. (a)	642	48,657
PPL Corp. (a)	4,692	115,799
Public Service Enterprise Group, Inc. (a)	2,830	127,095
Sempra Energy (a)	1,682	190,049
The Southern Co. (a)	6,286	340,324
WEC Energy Group, Inc. (a)	1,889	166,478
Xcel Energy, Inc. (a)	2,956	178,247
		4,267,308
Gas — 0.1%
Atmos Energy Corp. (a)	662	65,690
NiSource, Inc. (a)	2,486	62,076
		127,766
Water — 0.1%
American Water Works Co., Inc. (a)	1,049	125,418
		4,520,492
TOTAL COMMON STOCK (Cost $99,736,033)		126,839,877

TOTAL EQUITIES (Cost $99,736,033)		126,839,877

	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (d)(e)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS (#) — 3.1% (Cost $4,689,785)		3,947,830

TOTAL LONG-TERM INVESTMENTS (Cost $104,425,818)		130,787,707

Short-Term Investments — 7.8%
Repurchase Agreement — 7.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (f)	9,891,040	9,891,040

TOTAL SHORT-TERM INVESTMENTS (Cost $9,891,040)		9,891,040

TOTAL INVESTMENTS — 111.0% (Cost $114,316,858) (g)		140,678,747

Other Assets/(Liabilities) — (11.0)%		(13,921,589)

NET ASSETS — 100.0%		$126,757,158

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $2,389 or 0.00% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,604 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Maturity value of $9,891,040. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $10,091,605.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	6/19/20	2,800.00	77	USD	21,560,000	$2,287,670	$1,143,887	$1,143,783
S&P 500 Index	9/18/20	2,200.00	128	USD	28,160,000	1,660,160	3,545,898	(1,885,738)
						$3,947,830	$4,689,785	$(741,955)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	4/17/20	2,550.00	55	USD	14,025,000	$(660,550)	$(1,005,219)	$344,669
S&P 500 Index	4/17/20	2,575.00	56	USD	14,420,000	(598,640)	(761,700)	163,060
S&P 500 Index	4/17/20	2,600.00	56	USD	14,560,000	(509,600)	(877,656)	368,056
S&P 500 Index	4/17/20	2,650.00	56	USD	14,840,000	(336,000)	(781,491)	445,491
S&P 500 Index	4/24/20	2,650.00	55	USD	14,575,000	(470,800)	(660,754)	189,954
S&P 500 Index	4/30/20	2,700.00	50	USD	13,500,000	(390,000)	(487,071)	97,071
S&P 500 Index	5/15/20	2,500.00	55	USD	13,750,000	(1,122,220)	(698,241)	(423,979)
S&P 500 Index	5/15/20	2,525.00	55	USD	13,887,500	(1,072,500)	(859,403)	(213,097)
S&P 500 Index	5/15/20	2,550.00	51	USD	13,005,000	(933,810)	(872,053)	(61,757)
						$(6,094,120)	$(7,003,588)	$909,468

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.4%

Common Stock — 95.0%
Basic Materials — 1.4%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	9,000	$1,796,490
RPM International, Inc.	43,000	2,558,500
		4,354,990
Mining — 0.4%
Kirkland Lake Gold Ltd.	56,200	1,663,520
		6,018,510
Communications — 3.5%
Internet — 2.8%
CDW Corp.	24,084	2,246,314
Chewy, Inc. Class A (a)	5,000	187,450
Etsy, Inc. (a)	65,336	2,511,516
IAC/InterActiveCorp (a)	28,200	5,054,286
Spotify Technology SA (a)	15,000	1,821,600
		11,821,166
Telecommunications — 0.7%
Corning, Inc.	138,000	2,834,520
		14,655,686
Consumer, Cyclical — 13.3%
Airlines — 0.3%
Alaska Air Group, Inc.	17,000	483,990
United Airlines Holdings, Inc. (a)	25,000	788,750
		1,272,740
Apparel — 1.1%
Levi Strauss & Co. Class A (b)	28,000	348,040
Tapestry, Inc.	74,000	958,300
Under Armour, Inc. Class A (a) (b)	217,061	1,999,132
VF Corp.	24,000	1,297,920
		4,603,392
Auto Parts & Equipment — 0.7%
Aptiv PLC	43,000	2,117,320
Visteon Corp. (a) (b)	17,000	815,660
		2,932,980
Entertainment — 1.2%
Vail Resorts, Inc. (b)	32,340	4,776,941

Food Services — 0.5%
Aramark	107,105	2,138,887

Leisure Time — 0.1%
Norwegian Cruise Line Holdings Ltd. (a)	42,300	463,608

Lodging — 1.4%
Hilton Worldwide Holdings, Inc. (b)	36,500	2,490,760
Marriott International, Inc. Class A (b)	17,200	1,286,732
MGM Resorts International (b)	183,000	2,159,400
		5,936,892
Retail — 8.0%
Burlington Stores, Inc. (a)	49,821	7,894,636
CarMax, Inc. (a) (b)	15,000	807,450
Casey's General Stores, Inc.	27,000	3,577,230
Chipotle Mexican Grill, Inc. (a)	2,300	1,505,120
Darden Restaurants, Inc.	13,362	727,695
Dollar General Corp.	38,000	5,738,380
Dollar Tree, Inc. (a)	34,900	2,564,103
Domino's Pizza, Inc.	8,221	2,664,179
Dunkin' Brands Group, Inc.	34,500	1,831,950
Five Below, Inc. (a)	7,000	492,660
Lululemon Athletica, Inc. (a)	1,000	189,550
O'Reilly Automotive, Inc. (a)	9,000	2,709,450
Tiffany & Co.	12,000	1,554,000
Ulta Beauty Inc. (a)	5,000	878,500
		33,134,903
		55,260,343
Consumer, Non-cyclical — 32.5%
Biotechnology — 4.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	12,000	507,000
Alnylam Pharmaceuticals, Inc. (a) (b)	15,000	1,632,750
Amarin Corp. PLC Sponsored ADR (a) (b)	31,000	124,000
Argenx SE ADR (a)	8,000	1,053,840
Ascendis Pharma A/S ADR (a) (b)	5,000	563,050
Bluebird Bio, Inc. (a)	32,972	1,515,393
Exact Sciences Corp. (a) (b)	24,000	1,392,000
Incyte Corp. (a)	72,868	5,336,124
Ionis Pharmaceuticals, Inc. (a)	10,337	488,733
Seattle Genetics, Inc. (a)	54,353	6,271,249
		18,884,139
Commercial Services — 11.7%
Avalara, Inc. (a)	20,968	1,564,213
Bright Horizons Family Solutions, Inc. (a)	43,185	4,404,870
Clarivate Analytics PLC (a)	118,000	2,448,500
CoreLogic, Inc.	68,000	2,076,720
CoStar Group, Inc. (a)	5,000	2,936,050
Equifax, Inc.	21,000	2,508,450
FleetCor Technologies, Inc. (a)	16,000	2,984,640
Gartner, Inc. (a)	35,138	3,498,691
Global Payments, Inc.	32,400	4,673,052
IHS Markit Ltd.	82,005	4,920,300
MarketAxess Holdings, Inc.	4,000	1,330,280
ServiceMaster Global Holdings, Inc. (a)	77,000	2,079,000
Square, Inc. Class A (a)	56,140	2,940,613
TransUnion	80,353	5,317,761
Verisk Analytics, Inc.	27,000	3,763,260
WeWork Companies, Inc., Class A (Acquired 5/26/15, Cost $108,169) (a) (c) (d) (e)	4,132	14,875
WEX, Inc. (a)	10,000	1,045,500
		48,506,775

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.9%
Conagra Brands, Inc.	17,000	$498,780
Sprouts Farmers Market, Inc. (a)	70,000	1,301,300
TreeHouse Foods, Inc. (a)	43,200	1,907,280
		3,707,360
Health Care – Products — 10.3%
ABIOMED, Inc. (a)	19,091	2,771,250
Alcon, Inc. (a)	39,000	1,981,980
Avantor, Inc. (a)	136,000	1,698,640
Bruker Corp.	114,100	4,091,626
The Cooper Cos., Inc.	24,000	6,616,080
Hologic, Inc. (a)	164,000	5,756,400
ICU Medical, Inc. (a)	10,000	2,017,700
IDEXX Laboratories, Inc. (a)	18,346	4,444,135
Penumbra, Inc. (a) (b)	18,664	3,011,063
Teleflex, Inc.	29,000	8,492,940
West Pharmaceutical Services, Inc.	12,500	1,903,125
		42,784,939
Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a) (b)	61,000	1,119,350
Catalent, Inc. (a)	97,100	5,044,345
PPD, Inc. (a) (b)	16,000	284,960
		6,448,655
Household Products & Wares — 0.8%
Avery Dennison Corp.	24,500	2,495,815
Reynolds Consumer Products, Inc.	34,000	991,780
		3,487,595
Pharmaceuticals — 2.7%
Alkermes PLC (a)	89,000	1,283,380
Elanco Animal Health, Inc. (a)	116,000	2,597,240
Neurocrine Biosciences, Inc. (a)	18,000	1,557,900
Perrigo Co. PLC	61,400	2,952,726
PRA Health Sciences, Inc. (a)	36,000	2,989,440
		11,380,686
		135,200,149
Energy — 1.1%
Oil & Gas — 1.1%
Concho Resources, Inc.	61,400	2,630,990
Continental Resources, Inc. (b)	39,000	297,960
Pioneer Natural Resources Co.	17,000	1,192,550
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (a) (c) (d) (e)	21	80,808
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (a) (c) (d) (e)	144	554,112
		4,756,420

Financial — 7.0%
Banks — 0.4%
Fifth Third Bancorp	47,000	697,950
Webster Financial Corp.	48,000	1,099,200
		1,797,150
Diversified Financial Services — 2.3%
Cboe Global Markets, Inc.	27,000	2,409,750
E*TRADE Financial Corp.	9,000	308,880
Hamilton Lane, Inc. Class A	65,574	3,626,898
Raymond James Financial, Inc.	12,000	758,400
SLM Corp. (b)	91,000	654,290
Tradeweb Markets, Inc. Class A	42,000	1,765,680
		9,523,898
Insurance — 2.8%
Assurant, Inc.	24,500	2,550,205
Axis Capital Holdings Ltd.	42,000	1,623,300
Fidelity National Financial, Inc.	47,000	1,169,360
The Progressive Corp.	14,000	1,033,760
Willis Towers Watson PLC	30,400	5,163,440
		11,540,065
Private Equity — 0.5%
KKR & Co., Inc. Class A (b)	84,000	1,971,480

Real Estate Investment Trusts (REITS) — 1.0%
SBA Communications Corp.	15,868	4,283,884
		29,116,477
Industrial — 17.6%
Aerospace & Defense — 1.5%
Hexcel Corp.	83,513	3,105,848
L3 Harris Technologies, Inc.	17,600	3,170,112
		6,275,960
Building Materials — 0.2%
Martin Marietta Materials, Inc.	4,000	756,920

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 6.6%
Agilent Technologies, Inc.	78,000	$5,586,360
Allegion PLC	8,000	736,160
FLIR Systems, Inc.	27,000	861,030
Fortive Corp.	54,000	2,980,260
Keysight Technologies, Inc. (a)	51,200	4,284,416
Mettler-Toledo International, Inc. (a)	6,167	4,258,375
National Instruments Corp.	63,000	2,084,040
Roper Technologies, Inc.	12,000	3,741,720
Sensata Technologies Holding PLC (a)	104,000	3,008,720
		27,541,081
Environmental Controls — 0.3%
Waste Connections, Inc.	18,000	1,395,000

Hand & Machine Tools — 0.5%
Colfax Corp. (a) (b)	101,000	1,999,800

Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	104,210	5,076,069

Machinery – Diversified — 2.5%
Cognex Corp.	15,000	633,300
IDEX Corp.	30,400	4,198,544
Ingersoll Rand, Inc. (a)	157,333	3,901,859
Xylem, Inc.	24,209	1,576,732
		10,310,435
Miscellaneous - Manufacturing — 0.9%
Textron, Inc.	137,000	3,653,790

Packaging & Containers — 2.3%
Ball Corp.	114,200	7,384,172
Packaging Corp. of America (b)	6,000	520,980
Sealed Air Corp.	65,000	1,606,150
		9,511,302
Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	74,539	6,874,732
		73,395,089
Technology — 17.3%
Semiconductors — 6.2%
Entegris, Inc.	37,000	1,656,490
KLA Corp.	25,555	3,673,276
Marvell Technology Group Ltd. (b)	167,000	3,779,210
Maxim Integrated Products, Inc.	49,400	2,401,334
Microchip Technology, Inc. (b)	68,000	4,610,400
Monolithic Power Systems, Inc.	20,825	3,487,354
Skyworks Solutions, Inc.	30,500	2,726,090
Xilinx, Inc.	41,000	3,195,540
		25,529,694
Software — 11.1%
Atlassian Corp. PLC Class A (a)	20,000	2,745,200
Black Knight, Inc. (a)	33,000	1,915,980
Ceridian HCM Holding, Inc. (a) (b)	90,960	4,554,367
DocuSign, Inc. (a) (b)	79,275	7,325,010
Fidelity National Information Services, Inc.	3,000	364,920
Fiserv, Inc. (a)	42,000	3,989,580
Guidewire Software, Inc. (a)	42,448	3,366,551
Slack Technologies, Inc. Class A (a) (b)	84,308	2,262,827
Splunk, Inc. (a)	21,000	2,650,830
SS&C Technologies Holdings, Inc	117,518	5,149,639
Take-Two Interactive Software, Inc. (a)	28,860	3,423,085
Tyler Technologies, Inc. (a)	10,822	3,209,372
Veeva Systems, Inc. Class A (a)	19,000	2,971,030
Workday, Inc. Class A (a)	18,000	2,343,960
		46,272,351
		71,802,045
Utilities — 1.3%
Electric — 1.0%
Eversource Energy	13,000	1,016,730
Sempra Energy	27,000	3,050,730
		4,067,460
Gas — 0.3%
Atmos Energy Corp.	14,000	1,389,220
		5,456,680
TOTAL COMMON STOCK (Cost $407,719,775)		395,661,399

Preferred Stock — 0.4%
Communications — 0.2%
Internet — 0.2%
Roofoods, Ltd., Series F (Acquired 9/12/17, Cost $677,088) (a) (c) (d) (e)	1,915	550,756
Roofoods, Ltd., Series G (Acquired 9/12/17, Cost $677,088) (a) (c) (d) (e)	50	15,462
		566,218
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.2%
Rivian Automotive, Inc., Series D (Acquired 12/23/19, Cost $900,713) (a) (c) (d) (e)	83,834	900,713

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
WeWork Companies, Inc., Series D-1 (Acquired 12/09/14, Cost $369,606) (a) (c) (d) (e)	22,197	$79,909
WeWork Companies, Inc., Series D-2 (Acquired 12/09/14, Cost $290,396) (a) (c) (d) (e)	17,440	62,784
		142,693
TOTAL PREFERRED STOCK (Cost $2,258,697)		1,609,624

TOTAL EQUITIES (Cost $409,978,472)		397,271,023

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (f)	621,068	621,068

TOTAL MUTUAL FUNDS (Cost $621,068)		621,068

TOTAL LONG-TERM INVESTMENTS (Cost $410,599,540)		397,892,091

Short-Term Investments — 4.6%
Mutual Fund — 2.8%
T. Rowe Price Treasury Reserve Fund	11,534,374	11,534,374

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$7,316,575	7,316,575

TOTAL SHORT-TERM INVESTMENTS (Cost $18,850,949)		18,850,949

TOTAL INVESTMENTS — 100.1% (Cost $429,450,489) (h)		416,743,040

Other Assets/(Liabilities) — (0.1)%		(497,008)

NET ASSETS — 100.0%		$416,246,032

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $31,728,175 or 7.62% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $32,267,613 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $2,259,419 or 0.54% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $2,259,419 or 0.54% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $7,316,575. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $7,470,072.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 94.9%

Common Stock — 94.9%
Basic Materials — 1.1%
Forest Products & Paper — 1.1%
Mondi PLC	218,037	$3,719,076

Communications — 2.4%
Internet — 0.8%
F5 Networks, Inc. (a)	27,557	2,938,403

Media — 0.8%
Fox Corp. Class B (a)	119,309	2,729,790

Telecommunications — 0.8%
Rogers Communications, Inc. Class B	62,482	2,607,967
		8,276,160
Consumer, Cyclical — 11.3%
Airlines — 0.9%
Southwest Airlines Co.	86,514	3,080,764

Auto Manufacturers — 3.2%
Cummins, Inc.	31,651	4,283,013
Honda Motor Co. Ltd. Sponsored ADR (b)	134,878	3,029,360
PACCAR, Inc.	59,293	3,624,581
		10,936,954
Auto Parts & Equipment — 1.2%
Aptiv PLC	21,396	1,053,539
BorgWarner, Inc.	115,051	2,803,793
		3,857,332
Food Services — 1.2%
Sodexo SA	60,028	4,067,657

Home Builders — 0.9%
PulteGroup, Inc.	42,342	945,073
Thor Industries, Inc. (b)	46,610	1,966,010
		2,911,083
Retail — 3.9%
Advance Auto Parts, Inc.	45,452	4,241,581
Genuine Parts Co.	62,520	4,209,472
MSC Industrial Direct Co., Inc. Class A	66,460	3,653,306
Target Corp.	12,885	1,197,918
		13,302,277
		38,156,067
Consumer, Non-cyclical — 19.9%
Foods — 6.8%
Conagra Brands, Inc.	157,539	4,622,194
The J.M. Smucker Co.	35,459	3,935,949
Kellogg Co.	21,758	1,305,263
Koninklijke Ahold Delhaize NV	202,490	4,738,931
Mondelez International, Inc. Class A	49,124	2,460,130
Orkla ASA	382,052	3,269,385
Sysco Corp.	61,733	2,816,877
		23,148,729
Health Care – Products — 6.8%
Envista Holdings Corp. (a)	145,692	2,176,638
Henry Schein, Inc. (a)	59,088	2,985,126
Hologic, Inc. (a)	105,246	3,694,135
Siemens Healthineers AG (c)	74,605	2,960,204
Zimmer Biomet Holdings, Inc.	111,168	11,236,861
		23,052,964
Health Care – Services — 2.8%
Quest Diagnostics, Inc.	53,724	4,314,037
Universal Health Services, Inc. Class B	50,634	5,016,817
		9,330,854
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	12,661	1,618,962

Pharmaceuticals — 3.0%
Cardinal Health, Inc.	101,562	4,868,882
McKesson Corp.	38,992	5,274,058
		10,142,940
		67,294,449
Energy — 2.5%
Oil & Gas — 1.8%
ConocoPhillips	119,322	3,675,117
Imperial Oil Ltd. (b)	89,179	1,008,199
Noble Energy, Inc.	212,559	1,283,856
		5,967,172
Oil & Gas Services — 0.7%
Baker Hughes Co.	209,967	2,204,654
Schlumberger Ltd.	25,313	341,472
		2,546,126
		8,513,298

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.3%
Banks — 11.4%
Comerica, Inc.	105,013	$3,081,081
Commerce Bancshares, Inc.	76,724	3,863,053
First Hawaiian, Inc.	126,261	2,087,094
M&T Bank Corp.	30,644	3,169,509
Northern Trust Corp.	132,727	10,015,579
The PNC Financial Services Group, Inc.	16,652	1,593,930
Prosperity Bancshares, Inc.	41,370	1,996,103
State Street Corp.	54,432	2,899,593
Truist Financial Corp.	194,269	5,991,256
UMB Financial Corp.	38,214	1,772,365
Westamerica Bancorp.	35,852	2,107,381
		38,576,944
Diversified Financial Services — 2.6%
Ameriprise Financial, Inc.	38,997	3,996,412
BlackRock, Inc.	5,012	2,205,130
T. Rowe Price Group, Inc.	26,128	2,551,399
		8,752,941
Insurance — 5.2%
Aflac, Inc.	88,104	3,016,681
Arthur J Gallagher & Co.	9,628	784,778
Brown & Brown, Inc.	21,952	795,102
Chubb Ltd.	56,368	6,295,742
Globe Life, Inc.	9,562	688,177
ProAssurance Corp.	110,664	2,766,600
Reinsurance Group of America, Inc.	38,658	3,252,684
		17,599,764
Real Estate Investment Trusts (REITS) — 5.1%
Empire State Realty Trust, Inc. Class A	196,733	1,762,728
MGM Growth Properties LLC Class A	154,498	3,656,968
Piedmont Office Realty Trust, Inc. Class A	162,113	2,862,915
Welltower, Inc.	95,022	4,350,107
Weyerhaeuser Co.	282,525	4,788,799
		17,421,517
Savings & Loans — 1.0%
Capitol Federal Financial, Inc.	285,432	3,313,866
		85,665,032
Industrial — 17.8%
Aerospace & Defense — 1.3%
BAE Systems PLC	214,760	1,385,772
General Dynamics Corp.	23,833	3,153,344
		4,539,116
Building Materials — 1.6%
Johnson Controls International PLC	200,139	5,395,747

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	141,626	6,748,479

Electronics — 4.4%
Hubbell, Inc.	48,858	5,605,967
nVent Electric PLC	353,397	5,961,807
TE Connectivity Ltd.	51,465	3,241,266
		14,809,040
Environmental Controls — 0.6%
Republic Services, Inc.	26,193	1,966,046

Miscellaneous - Manufacturing — 1.8%
IMI PLC	320,735	2,966,653
Textron, Inc.	110,978	2,959,783
		5,926,436
Packaging & Containers — 3.5%
Graphic Packaging Holding Co.	142,184	1,734,645
Packaging Corp. of America	43,584	3,784,399
Sonoco Products Co.	87,466	4,054,049
WestRock Co.	76,909	2,173,448
		11,746,541
Transportation — 2.6%
Heartland Express, Inc.	209,007	3,881,260
Norfolk Southern Corp.	34,428	5,026,488
		8,907,748
		60,039,153
Technology — 4.8%
Computers — 0.9%
HP, Inc.	173,165	3,006,144

Semiconductors — 2.9%
Applied Materials, Inc.	90,181	4,132,094
Maxim Integrated Products, Inc.	82,159	3,993,749
Microchip Technology, Inc.	24,974	1,693,237
		9,819,080
Software — 1.0%
Cerner Corp.	52,241	3,290,661
		16,115,885
Utilities — 9.8%
Electric — 7.8%
Ameren Corp.	31,298	2,279,433
Edison International	116,050	6,358,380
Eversource Energy	29,835	2,333,395
NorthWestern Corp.	59,160	3,539,543
Pinnacle West Capital Corp.	69,239	5,247,624
WEC Energy Group, Inc.	12,010	1,058,441
Xcel Energy, Inc.	90,177	5,437,673
		26,254,489

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 2.0%
Atmos Energy Corp.	27,347	$2,713,643
Spire, Inc.	55,339	4,121,649
		6,835,292
		33,089,781
TOTAL COMMON STOCK (Cost $389,296,947)		320,868,901

TOTAL EQUITIES (Cost $389,296,947)		320,868,901

Mutual Funds — 0.5%
Diversified Financial Services — 0.5%
iShares Russell Mid-Cap Value ETF	26,158	1,676,466
State Street Navigator Securities Lending Prime Portfolio (d)	101,798	101,798
		1,778,264
TOTAL MUTUAL FUNDS (Cost $1,788,724)		1,778,264

TOTAL LONG-TERM INVESTMENTS (Cost $391,085,671)		322,647,165

	Principal Amount
Short-Term Investments — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (e)	$10,885,790	10,885,790

TOTAL SHORT-TERM INVESTMENTS (Cost $10,885,790)		10,885,790

TOTAL INVESTMENTS — 98.6% (Cost $401,971,461) (f)		333,532,955

Other Assets/(Liabilities) — 1.4%		4,601,746

NET ASSETS — 100.0%		$338,134,701

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $4,525,247 or 1.34% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,592,314 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $2,960,204 or 0.88% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $10,885,790. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $11,103,881.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/20	JPY	33,237,449	USD	302,704	$7,572
Bank of America N.A.	6/30/20	USD	2,170,785	JPY	234,793,968	(21,040)
Credit Suisse International	6/30/20	USD	9,758,647	EUR	8,976,752	(175,285)
Goldman Sachs & Co.	6/30/20	NOK	3,031,363	USD	278,201	13,466
Goldman Sachs & Co.	6/30/20	USD	2,920,629	NOK	32,933,809	(248,145)
JP Morgan Chase Bank N.A.	6/30/20	GBP	1,093,367	USD	1,291,351	68,743
JP Morgan Chase Bank N.A.	6/30/20	USD	7,570,232	GBP	6,468,821	(476,658)
Morgan Stanley & Co. LLC	6/30/20	CAD	802,762	USD	556,339	14,576
Morgan Stanley & Co. LLC	6/30/20	USD	3,465,196	CAD	5,022,040	(106,419)
						$(923,190)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 59.8%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I	112,968	$7,884,022
Invesco Oppenheimer V.I. Global Fund, Series I	757,400	25,183,548
Invesco Oppenheimer V.I. International Growth Fund, Series I	1,710,644	3,352,861
Invesco Oppenheimer V.I. Main Street Fund, Series I	722,829	16,943,102
MML Blue Chip Growth Fund, Initial Class (a)	5,122,407	73,352,866
MML Equity Income Fund, Initial Class (a)	9,523,146	76,185,171
MML Equity Index Fund, Class III (a)	183,994	4,789,362
MML Focused Equity Fund, Class II (a)	20,181,309	114,226,207
MML Foreign Fund, Initial Class (a)	7,475,198	55,166,963
MML Fundamental Equity Fund, Class II (a)	4,691,703	39,457,222
MML Fundamental Value Fund, Class II (a)	7,515,519	70,119,796
MML Global Fund, Class I (a)	14,178,207	142,349,201
MML Income & Equity Fund, Initial Class (a)	10,814,291	74,726,752
MML International Equity Fund, Class II (a)	8,483,625	53,955,855
MML Large Cap Growth Fund, Initial Class (a)	2,727,476	26,783,819
MML Mid Cap Growth Fund, Initial Class (a)	6,616,231	80,982,662
MML Mid Cap Value Fund, Initial Class (a)	8,528,039	65,495,338
MML Small Cap Growth Equity Fund, Initial Class (a)	1,084,960	10,937,370
MML Small Company Value Fund, Class II (a)	2,147,017	21,899,575
MML Small/Mid Cap Value Fund, Initial Class (a)	2,623,646	18,549,177
MML Strategic Emerging Markets Fund, Class II (a)	4,355,454	42,552,790
		1,024,893,659
Fixed Income Funds — 40.3%
Invesco Oppenheimer V.I. Global Strategic Income Fund, Series I	4,953,334	20,556,335
MML Dynamic Bond Fund, Class II (a)	15,650,804	151,343,271
MML High Yield Fund, Class II (a)	3,586,524	29,947,479
MML Inflation-Protected and Income Fund, Initial Class (a)	4,850,213	49,132,658
MML Managed Bond Fund, Initial Class (a)	19,209,303	232,834,729
MML Short-Duration Bond Fund, Class II (a)	7,217,139	65,026,420
MML Total Return Bond Fund, Class II (a)	12,893,666	140,798,837
		689,639,729
TOTAL MUTUAL FUNDS (Cost $2,017,592,018)		1,714,533,388

TOTAL LONG-TERM INVESTMENTS (Cost $2,017,592,018)		1,714,533,388

TOTAL INVESTMENTS — 100.1% (Cost $2,017,592,018) (b)		1,714,533,388

Other Assets/(Liabilities) — (0.1)%		(1,493,795)

NET ASSETS — 100.0%		$1,713,039,593

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 92.5%

Common Stock — 92.3%
Basic Materials — 0.7%
Chemicals — 0.4%
Ingevity Corp. (a)	5,894	$207,468
Methanex Corp.	18,292	222,614
Orion Engineered Carbons SA	12,110	90,340
		520,422
Iron & Steel — 0.3%
Carpenter Technology Corp.	22,906	446,667
		967,089
Communications — 4.3%
Internet — 2.7%
Cardlytics, Inc. (a) (b)	10,044	351,138
DraftKings, Inc. (Acquired 8/22/17, Cost $300,412) (a) (c) (d) (e)	78,904	313,170
Etsy, Inc. (a)	17,038	654,941
Mimecast Ltd. (a)	47,028	1,660,089
Proofpoint, Inc. (a)	8,341	855,703
Veracode, Inc. (Escrow Shares) (Acquired 8/26/17, Cost $20,131) (a) (c) (d) (e)	10,688	5,814
		3,840,855
Media — 0.6%
The New York Times Co. Class A (b)	28,357	870,843
Telecommunications — 1.0%
Ciena Corp. (a)	24,310	967,781
PagerDuty, Inc. (a) (b)	24,918	430,583
		1,398,364
		6,110,062
Consumer, Cyclical — 12.1%
Apparel — 2.1%
Carter’s, Inc.	14,417	947,630
Deckers Outdoor Corp. (a)	6,468	866,712
Skechers U.S.A., Inc. Class A (a)	23,134	549,201
Steven Madden Ltd.	28,247	656,178
		3,019,721
Entertainment — 0.4%
Cinemark Holdings, Inc. (b)	42,505	433,126
Marriott Vacations Worldwide Corp.	1,678	93,263
		526,389
Home Builders — 1.9%
Cavco Industries, Inc. (a)	6,279	910,078
Installed Building Products, Inc. (a)	9,102	362,897
Skyline Champion Corp. (a)	90,356	1,416,782
		2,689,757
Leisure Time — 3.0%
Acushnet Holdings Corp.	58,895	1,514,779
BRP, Inc.	20,624	336,479
Malibu Boats, Inc. Class A (a)	14,805	426,236
Peloton Interactive, Inc. Class A (a)	30,735	816,014
Planet Fitness, Inc. Class A (a)	12,928	629,594
YETI Holdings, Inc. (a)	33,184	647,752
		4,370,854
Retail — 4.7%
BMC Stock Holdings, Inc. (a)	36,002	638,316
The Cheesecake Factory, Inc. (b)	21,484	366,947
FirstCash, Inc.	10,983	787,920
Five Below, Inc. (a)	18,873	1,328,282
Floor & Decor Holdings, Inc. Class A (a)	14,269	457,892
La-Z-Boy, Inc.	30,227	621,165
Nu Skin Enterprises, Inc. Class A	22,164	484,283
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	16,066	744,498
Rush Enterprises, Inc. Class A	39,375	1,256,850
		6,686,153
		17,292,874
Consumer, Non-cyclical — 28.3%
Beverages — 0.8%
The Boston Beer Co., Inc. Class A (a) (b)	3,073	1,129,512

Biotechnology — 7.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	17,944	758,134
Acceleron Pharma, Inc. (a)	10,354	930,514
Amicus Therapeutics, Inc. (a) (b)	68,324	631,314
Apellis Pharmaceuticals, Inc. (a)	25,863	692,870
Arena Pharmaceuticals, Inc. (a)	26,177	1,099,434
Ascendis Pharma A/S ADR (a) (b)	4,159	468,345
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,500	323,285
Blueprint Medicines Corp. (a)	13,384	782,696
CRISPR Therapeutics AG (a)	6,537	277,234
Dicerna Pharmaceuticals, Inc. (a)	22,700	416,999
ImmunoGen, Inc. (a)	102,137	348,287
Iovance Biotherapeutics, Inc. (a)	18,276	547,092
Karyopharm Therapeutics, Inc. (a)	20,080	385,737
Mirati Therapeutics, Inc. (a) (b)	8,261	635,023
PTC Therapeutics, Inc. (a)	10,640	474,651
RAPT Therapeutics, Inc. (a)	9,401	199,959
Theravance Biopharma, Inc. (a) (b)	17,470	403,732
Y-mAbs Therapeutics, Inc. (a)	36,641	956,330
		10,331,636

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 5.0%
Avalara, Inc. (a)	4,900	$365,540
The Brink’s Co.	9,298	483,961
Cardtronics PLC Class A (a)	27,958	584,881
Chegg, Inc. (a) (b)	43,368	1,551,707
Grand Canyon Education, Inc. (a)	5,845	445,886
HMS Holdings Corp. (a)	26,594	672,030
Liveramp Holdings, Inc. (a)	26,049	857,533
Monro, Inc. (b)	12,238	536,147
Paylocity Holding Corp. (a)	2,300	203,136
TriNet Group, Inc. (a)	40,091	1,509,827
		7,210,648
Foods — 1.1%
Performance Food Group Co. (a)	40,153	992,582
Sanderson Farms, Inc. (b)	5,100	628,932
		1,621,514
Health Care – Products — 6.5%
ABIOMED, Inc. (a)	2,985	433,303
Avanos Medical, Inc. (a)	15,565	419,165
Globus Medical, Inc. Class A (a)	41,866	1,780,561
Haemonetics Corp. (a)	15,168	1,511,643
Hill-Rom Holdings, Inc.	6,874	691,524
Insulet Corp. (a)	9,435	1,563,191
iRhythm Technologies, Inc. (a)	5,766	469,064
NanoString Technologies, Inc. (a) (b)	8,171	196,513
Novocure Ltd. (a)	9,882	665,454
Tandem Diabetes Care, Inc. (a) (b)	24,352	1,567,051
		9,297,469
Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (a) (b)	22,019	404,049
Amedisys, Inc. (a)	14,036	2,576,167
LHC Group, Inc. (a)	7,946	1,114,029
Molina Healthcare, Inc. (a)	5,098	712,242
Teladoc Health, Inc. (a) (b)	9,085	1,408,266
		6,214,753
Pharmaceuticals — 3.4%
G1 Therapeutics, Inc. (a) (b)	1,763	19,428
Galapagos NV Sponsored ADR (a) (b)	2,222	435,334
Global Blood Therapeutics, Inc. (a)	7,128	364,170
Heron Therapeutics, Inc. (a) (b)	23,798	279,389
Kodiak Sciences, Inc. (a) (b)	15,529	740,733
MyoKardia, Inc. (a) (b)	7,271	340,864
PRA Health Sciences, Inc. (a)	9,697	805,239
Principia Biopharma, Inc. (a)	10,446	620,283
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,003	433,453
Revance Therapeutics, Inc. (a)	27,531	407,459
Tricida, Inc. (a) (b)	10,600	233,200
UroGen Pharma Ltd. (a) (b)	8,713	155,440
		4,834,992
		40,640,524
Energy — 1.2%
Energy – Alternate Sources — 0.8%
First Solar, Inc. (a) (b)	21,196	764,328
SunPower Corp. (a) (b)	73,162	370,931
		1,135,259
Oil & Gas — 0.4%
Delek US Holdings, Inc. (b)	28,719	452,612
Viper Energy Partners LP	26,835	177,916
		630,528
		1,765,787
Financial — 15.7%
Banks — 3.5%
Ameris Bancorp	46,289	1,099,827
Atlantic Union Bankshares Corp.	27,270	597,213
BancorpSouth Bank	51,176	968,250
First Interstate BancSystem, Inc. Class A	26,609	767,403
National Bank Holdings Corp. Class A	30,011	717,263
Seacoast Banking Corp. of Florida (a)	36,881	675,291
Western Alliance Bancorp	7,800	238,758
		5,064,005
Diversified Financial Services — 2.7%
Air Lease Corp. (b)	20,396	451,567
Ares Management Corp. Class A	23,546	728,278
Hamilton Lane, Inc. Class A	3,700	204,647
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,019	1,061,708
PRA Group, Inc. (a)	53,192	1,474,482
		3,920,682
Insurance — 2.7%
Assured Guaranty Ltd.	21,904	564,904
James River Group Holdings Ltd.	22,050	799,092
Kemper Corp.	12,882	958,035
MGIC Investment Corp.	31,743	201,568
NMI Holdings, Inc. Class A (a)	19,341	224,549
Selective Insurance Group, Inc.	11,888	590,834
Third Point Reinsurance Ltd. (a)	68,805	509,845
		3,848,827
Private Equity — 1.0%
Kennedy-Wilson Holdings, Inc.	101,497	1,362,090
Real Estate — 1.2%

McGrath RentCorp	23,290	1,219,930
Redfin Corp. (a)	29,444	454,027
		1,673,957

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.3%
Brandywine Realty Trust	18,586	$195,525
Essential Properties Realty Trust, Inc. (b)	48,462	632,914
JBG SMITH Properties	15,400	490,182
Life Storage, Inc.	9,723	919,309
NexPoint Residential Trust, Inc.	16,252	409,713
PotlatchDeltic Corp.	30,905	970,108
PS Business Parks, Inc.	5,169	700,503
Redwood Trust, Inc.	4,257	21,540
Xenia Hotels & Resorts, Inc.	42,324	435,937
		4,775,731
Savings & Loans — 1.3%
OceanFirst Financial Corp.	41,893	666,518
Sterling Bancorp	117,178	1,224,510
		1,891,028
		22,536,320
Industrial — 13.4%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc. (a)	17,697	740,265

Building Materials — 1.1%
American Woodmark Corp. (a)	9,713	442,622
Louisiana-Pacific Corp.	38,968	669,470
Trex Co., Inc. (a)	5,700	456,798
		1,568,890
Electrical Components & Equipment — 1.1%
EnerSys	14,068	696,647
Novanta, Inc. (a)	10,983	877,322
		1,573,969
Electronics — 0.5%
Watts Water Technologies, Inc. Class A	8,095	685,242

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	11,969	614,488

Hand & Machine Tools — 0.5%
Kennametal, Inc.	35,164	654,754

Machinery – Construction & Mining — 1.1%
Argan, Inc.	46,358	1,602,596

Machinery – Diversified — 1.8%
Chart Industries, Inc. (a)	14,135	409,632
Curtiss-Wright Corp.	9,255	855,255
Nordson Corp.	4,059	548,249
SPX FLOW, Inc. (a)	24,537	697,342
		2,510,478
Metal Fabricate & Hardware — 2.7%
Advanced Drainage Systems, Inc.	58,966	1,735,959
Rexnord Corp.	91,818	2,081,514
		3,817,473
Miscellaneous - Manufacturing — 1.8%
Axon Enterprise, Inc. (a)	10,348	732,328
Enerpac Tool Group Corp.	36,491	603,926
ITT, Inc.	16,173	733,607
John Bean Technologies Corp.	7,480	555,540
		2,625,401
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	72,586	885,549

Transportation — 0.8%
Kirby Corp. (a)	13,439	584,193
Saia, Inc. (a)	8,571	630,312
		1,214,505
Trucking & Leasing — 0.5%
GATX Corp. (b)	12,262	767,111
		19,260,721
Technology — 16.0%
Computers — 3.1%
Endava PLC Sponsored ADR (a)	19,523	686,429
EPAM Systems, Inc. (a)	3,322	616,762
Lumentum Holdings, Inc. (a) (b)	12,316	907,689
Rapid7, Inc. (a)	28,332	1,227,626
Science Applications International Corp.	13,171	982,952
		4,421,458
Semiconductors — 4.4%
Cohu, Inc.	41,460	513,275
Entegris, Inc.	46,000	2,059,420
Lattice Semiconductor Corp. (a)	50,059	892,051
MKS Instruments, Inc.	11,128	906,376
Tower Semiconductor Ltd. (a)	125,271	1,994,314
		6,365,436
Software — 8.5%
Alteryx, Inc. Class A (a)	1,200	114,204
Bandwidth, Inc. Class A (a)	21,749	1,463,490
Cloudera, Inc. (a) (b)	72,859	573,400
Everbridge, Inc. (a) (b)	8,968	953,837
Fair Isaac Corp. (a)	2,466	758,764
Five9, Inc. (a)	26,779	2,047,522
Guidewire Software, Inc. (a)	9,748	773,114
HubSpot, Inc. (a)	11,848	1,578,035
j2 Global, Inc. (b)	10,064	753,290
Omnicell, Inc. (a)	31,655	2,075,935
SailPoint Technologies Holding, Inc. (a) (b)	21,061	320,548
SVMK, Inc. (a)	56,296	760,559
		12,172,698
		22,959,592

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.6%
Electric — 0.6%
Black Hills Corp.	12,258	$784,880

TOTAL COMMON STOCK (Cost $152,099,953)		132,317,849

Preferred Stock — 0.2%
Communications — 0.1%
Internet — 0.1%
The Honest Company, Inc., Series D (Acquired 8/03/15, Cost $184,255) (a) (c) (d) (e)	4,027	159,348

Technology — 0.1%
Software — 0.1%
MarkLogic Corp., Series F (Acquired 4/27/15, Cost $266,732) (a) (c) (d) (e)	22,966	177,757

TOTAL PREFERRED STOCK (Cost $450,987)		337,105

TOTAL EQUITIES (Cost $152,550,940)		132,654,954

Mutual Funds — 0.9%
Diversified Financial Services — 0.9%
iShares Russell 2000 Index Fund (b)	4,227	483,822
State Street Navigator Securities Lending Prime Portfolio (f)	732,508	732,508
		1,216,330
TOTAL MUTUAL FUNDS (Cost $1,376,091)		1,216,330

TOTAL LONG-TERM INVESTMENTS (Cost $153,927,031)		133,871,284

	Principal Amount
Short-Term Investments — 3.2%
Repurchase Agreement — 3.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	$4,657,747	4,657,747

TOTAL SHORT-TERM INVESTMENTS (Cost $4,657,747)		4,657,747

TOTAL INVESTMENTS — 96.6% (Cost $158,584,778) (h)		138,529,031

Other Assets/(Liabilities) — 3.4%		4,886,990

NET ASSETS — 100.0%		$143,416,021

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $21,753,659 or 15.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $22,009,796 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2020, these securities amounted to a value of $656,089 or 0.46% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2020, these securities amounted to a value of $656,089 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,657,747. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/31/22, and an aggregate market value, including accrued interest, of $4,755,186.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 98.5%

Common Stock — 98.5%
Basic Materials — 3.5%
Chemicals — 1.4%
American Vanguard Corp. (a)	17,500	$253,050
Minerals Technologies, Inc.	9,847	357,052
Quaker Chemical Corp. (a)	3,073	388,059
		998,161
Forest Products & Paper — 0.6%
Clearwater Paper Corp. (b)	17,412	379,756

Iron & Steel — 1.0%
Carpenter Technology Corp.	14,826	289,107
Reliance Steel & Aluminum Co.	4,700	411,673
		700,780
Mining — 0.5%
Alcoa Corp. (b)	16,986	104,634
Constellium SE (a) (b)	50,459	262,891
		367,525
		2,446,222
Communications — 4.0%
Internet — 0.4%
Zendesk, Inc. (b)	4,063	260,072

Media — 2.4%
Cable One, Inc.	915	1,504,269
Scholastic Corp.	8,985	229,028
		1,733,297
Telecommunications — 1.2%
GTT Communications, Inc. (a) (b)	20,530	163,213
Harmonic, Inc. (a) (b)	119,331	687,347
		850,560
		2,843,929
Consumer, Cyclical — 8.1%
Apparel — 0.9%
Hanesbrands, Inc. (a)	17,210	135,443
Steven Madden Ltd.	20,597	478,468
		613,911
Auto Manufacturers — 0.2%
Blue Bird Corp. (a) (b)	16,600	181,438

Auto Parts & Equipment — 1.0%
Dorman Products, Inc. (b)	6,810	376,389
Garrett Motion, Inc. (b)	37,517	107,298
Visteon Corp. (a) (b)	4,648	223,011
		706,698
Distribution & Wholesale — 1.1%
Pool Corp.	3,951	777,438

Entertainment — 0.4%
Cinemark Holdings, Inc. (a)	5,874	59,856
Marriott Vacations Worldwide Corp.	4,020	223,432
		283,288
Home Builders — 1.5%
Cavco Industries, Inc. (b)	4,625	670,348
LCI Industries	5,687	380,062
		1,050,410
Lodging — 0.8%
The St. Joe Co. (a) (b)	34,162	573,238

Retail — 2.2%
Beacon Roofing Supply, Inc. (b)	16,991	281,031
Cannae Holdings, Inc. (b)	6,689	224,015
Express, Inc. (b)	52,198	77,775
Lumber Liquidators Holdings, Inc. (a) (b)	21,812	102,298
Papa John’s International, Inc.	6,852	365,691
Red Robin Gourmet Burgers, Inc. (a) (b)	7,300	62,196
Rush Enterprises, Inc. Class A	4,417	140,991
Sportsman’s Warehouse Holdings, Inc. (a) (b)	48,180	296,789
		1,550,786
		5,737,207
Consumer, Non-cyclical — 17.9%
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	986	205,611
Biotechnology — 0.7%
Cara Therapeutics, Inc. (a) (b)	9,307	122,946
Radius Health, Inc. (a) (b)	6,681	86,853
Ultragenyx Pharmaceutical, Inc. (b)	2,601	115,562
Xencor, Inc. (a) (b)	6,200	185,256
		510,617

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 6.8%
Aaron’s, Inc.	20,595	$469,154
The Brink’s Co.	4,220	219,651
Clarivate Analytics PLC (b)	24,541	509,226
FTI Consulting, Inc. (b)	10,653	1,275,910
Green Dot Corp. Class A (b)	15,522	394,103
Huron Consulting Group, Inc. (b)	4,500	204,120
Monro, Inc. (a)	6,644	291,074
Rosetta Stone, Inc. (b)	21,883	306,800
Strategic Education, Inc.	7,852	1,097,395
		4,767,433
Foods — 3.1%
Grocery Outlet Holding Corp. (b)	8,556	293,813
Nomad Foods Ltd. (b)	52,875	981,360
Post Holdings, Inc. (b)	6,777	562,288
The Simply Good Foods Co. (b)	18,655	359,295
		2,196,756
Health Care – Products — 4.1%
Atrion Corp.	1,047	680,550
Avanos Medical, Inc. (b)	16,196	436,158
Envista Holdings Corp. (b)	19,763	295,259
Quidel Corp. (b)	10,286	1,006,074
West Pharmaceutical Services, Inc.	3,169	482,480
		2,900,521
Health Care – Services — 1.9%
The Ensign Group, Inc.	11,042	415,290
Molina Healthcare, Inc. (b)	1,356	189,447
The Pennant Group, Inc. (a) (b)	12,971	183,669
Select Medical Holdings Corp. (b)	37,445	561,675
		1,350,081
Household Products & Wares — 0.2%
Reynolds Consumer Products, Inc.	5,742	167,494

Pharmaceuticals — 0.8%
Momenta Pharmaceuticals, Inc. (b)	17,590	478,448
Option Care Health, Inc. (b)	9,940	94,132
		572,580
		12,671,093
Diversified — 0.2%
Holding Company – Diversified — 0.2%

Conyers Park II Acquisition Corp. (b)	14,384	145,422
Energy — 3.1%

Energy – Alternate Sources — 0.5%
REX American Resources Corp. (b)	7,367	342,639
Oil & Gas — 1.1%

Kimbell Royalty Partners LP	25,826	150,565
Kosmos Energy Ltd.	83,066	74,394
Magnolia Oil & Gas Corp. Class A (a) (b)	46,354	185,416
Matador Resources Co. (b)	32,700	81,096
WPX Energy, Inc. (a) (b)	87,595	267,165
		758,636
Oil & Gas Services — 1.5%
Apergy Corp. (b)	52,944	304,428
Dril-Quip, Inc. (b)	6,223	189,801
Frank’s International NV (b)	53,008	137,291
Liberty Oilfield Services, Inc. Class A	57,122	153,658
TETRA Technologies, Inc. (b)	198,186	63,420
Thermon Group Holdings, Inc. (b)	14,800	223,036
		1,071,634
		2,172,909
Financial — 34.8%
Banks — 15.7%
Atlantic Capital Bancshares, Inc. (b)	14,253	169,183
BankUnited, Inc.	30,400	568,480
BOK Financial Corp. (a)	5,944	252,977
CenterState Bank Corp.	28,267	487,040
Columbia Banking System, Inc.	24,700	661,960
CrossFirst Bankshares, Inc. (a) (b)	22,336	187,622
East West Bancorp, Inc.	11,119	286,203
FB Financial Corp.	16,322	321,870
Glacier Bancorp, Inc. (a)	18,848	640,926
HarborOne Bancorp, Inc. (b)	50,410	379,587
Heritage Commerce Corp.	25,485	195,470
Heritage Financial Corp.	15,409	308,180
Home BancShares, Inc.	77,574	930,112
Hope Bancorp, Inc.	33,100	272,082
Howard Bancorp, Inc. (b)	18,156	197,174
Independent Bank Corp.	5,218	335,883
Live Oak Bancshares, Inc.	11,931	148,780
National Bank Holdings Corp. Class A	22,860	546,354
Origin Bancorp, Inc.	10,343	209,446
PCSB Financial Corp.	18,032	252,268
Pinnacle Financial Partners, Inc.	16,790	630,297
Popular, Inc.	13,597	475,895
Prosperity Bancshares, Inc.	10,912	526,504
Texas Capital Bancshares, Inc. (b)	12,650	280,450
Towne Bank	33,784	611,152
Webster Financial Corp.	17,043	390,285
Western Alliance Bancorp	18,700	572,407
Wintrust Financial Corp.	7,710	253,351
		11,091,938
Diversified Financial Services — 3.2%
Houlihan Lokey, Inc.	15,290	796,915
I3 Verticals, Inc. Class A (b)	16,565	316,226
PennyMac Financial Services, Inc.	27,007	597,125
PRA Group, Inc. (b)	5,514	152,848
Velocity Financial, Inc. (b)	11,657	87,777
Virtus Investment Partners, Inc.	4,381	333,438
		2,284,329

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.2%
Assured Guaranty Ltd.	5,882	$151,697
Axis Capital Holdings Ltd.	4,208	162,639
Employers Holdings, Inc.	10,138	410,690
James River Group Holdings Ltd.	4,228	153,223
Palomar Holdings, Inc. (b)	4,529	263,407
Primerica, Inc.	892	78,924
ProAssurance Corp.	14,875	371,875
Radian Group, Inc.	36,758	476,016
Safety Insurance Group, Inc.	4,353	367,524
State Auto Financial Corp.	17,970	499,386
		2,935,381
Real Estate — 0.7%
McGrath RentCorp	9,685	507,300

Real Estate Investment Trusts (REITS) — 9.4%
Acadia Realty Trust	13,625	168,814
American Campus Communities, Inc.	10,891	302,225
Cedar Realty Trust, Inc.	153,212	142,962
Douglas Emmett, Inc.	9,037	275,719
EastGroup Properties, Inc.	6,611	690,717
Healthcare Realty Trust, Inc.	21,730	606,919
JBG SMITH Properties (a)	20,935	666,361
Kilroy Realty Corp.	5,483	349,267
PotlatchDeltic Corp.	19,336	606,957
PS Business Parks, Inc.	4,333	587,208
Saul Centers, Inc.	12,368	404,928
Sunstone Hotel Investors, Inc. (a)	58,140	506,400
Terreno Realty Corp.	21,422	1,108,589
Washington Real Estate Investment Trust	9,700	231,539
		6,648,605
Savings & Loans — 1.6%
Meridian Bancorp, Inc.	32,160	360,835
WSFS Financial Corp.	29,405	732,773
		1,093,608
		24,561,161
Industrial — 14.1%
Aerospace & Defense — 0.5%
Triumph Group, Inc.	51,696	349,465

Building Materials — 1.2%
SPX Corp. (b)	5,354	174,755
Universal Forest Products, Inc.	19,081	709,622
		884,377
Electrical Components & Equipment — 2.9%
Belden, Inc.	29,321	1,057,901
Littelfuse, Inc.	7,454	994,513
		2,052,414
Electronics — 1.9%
Brady Corp. Class A	8,293	374,263
Knowles Corp. (b)	40,828	546,279
Mesa Laboratories, Inc. (a)	1,871	423,014
		1,343,556
Engineering & Construction — 1.0%
Aegion Corp. (b)	40,300	722,579

Environmental Controls — 0.8%
Stericycle, Inc. (a) (b)	10,970	532,923

Hand & Machine Tools — 0.6%
MSA Safety, Inc.	4,044	409,253

Machinery – Diversified — 0.3%
Cactus, Inc. Class A	20,828	241,605
Metal Fabricate & Hardware — 1.4%
CIRCOR International, Inc. (b)	16,458	191,407
Helios Technologies, Inc.	12,762	483,935
RBC Bearings, Inc. (b)	2,657	299,683
		975,025
Miscellaneous - Manufacturing — 1.5%
ESCO Technologies, Inc.	9,957	755,836
Myers Industries, Inc.	25,794	277,285
		1,033,121
Transportation — 2.0%
International Seaways, Inc. (a)	21,547	514,758
Kirby Corp. (b)	4,250	184,747
Landstar System, Inc.	5,799	555,892
Ryder System, Inc.	5,682	150,232
		1,405,629
		9,949,947
Technology — 5.4%
Computers — 1.4%
Conduent, Inc. (b)	33,591	82,298
Cubic Corp.	12,783	528,066
Parsons Corp. (b)	10,749	343,538
		953,902
Semiconductors — 2.6%
Cabot Microelectronics Corp.	4,849	553,465
Entegris, Inc.	11,411	510,871
MaxLinear, Inc. (b)	26,061	304,132
Onto Innovation, Inc. (b)	8,202	243,353
Semtech Corp. (b)	6,812	255,450
		1,867,271

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.4%
Ceridian HCM Holding, Inc. (a) (b)	14,201	$711,044
Phreesia, Inc. (b)	8,980	188,849
Workiva, Inc. (b)	3,145	101,678
		1,001,571
		3,822,744
Utilities — 7.4%
Electric — 2.5%
MGE Energy, Inc.	6,034	395,046
PNM Resources, Inc. (a)	24,513	931,494
Portland General Electric Co.	8,870	425,228
		1,751,768
Gas — 4.2%
Chesapeake Utilities Corp.	12,615	1,081,232
ONE Gas, Inc.	13,011	1,087,980
RGC Resources, Inc.	5,614	162,413
Southwest Gas Holdings, Inc.	9,433	656,159
		2,987,784
Water — 0.7%
California Water Service Group	9,776	491,928
		5,231,480

TOTAL COMMON STOCK (Cost $77,697,544)		69,582,114

TOTAL EQUITIES (Cost $77,697,544)		69,582,114

Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	682,683	682,683
		682,683

TOTAL MUTUAL FUNDS (Cost $682,683)		682,683

TOTAL LONG-TERM INVESTMENTS (Cost $78,380,227)		70,264,797

Short-Term Investments — 1.6%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,063	1,063

	Principal Amount

Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$1,163,474	1,163,474

TOTAL SHORT-TERM INVESTMENTS (Cost $1,164,537)		1,164,537

TOTAL INVESTMENTS — 101.1% (Cost $79,544,764) (e)		71,429,334

Other Assets/(Liabilities) — (1.1)%		(785,626)

NET ASSETS — 100.0%		$70,643,708

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $6,912,773 or 9.79% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,448,756 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,163,474. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $1,188,775.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 89.2%

Common Stock — 89.2%
Basic Materials — 1.7%
Chemicals — 1.0%
Orion Engineered Carbons SA	87,575	$653,309
Westlake Chemical Corp.	21,023	802,448
		1,455,757
Iron & Steel — 0.7%
Carpenter Technology Corp.	45,784	892,788
		2,348,545
Communications — 0.6%
Internet — 0.4%
Criteo SA Sponsored ADR (a)	79,195	629,600

Media — 0.2%
Houghton Mifflin Harcourt Co. (a)	141,140	265,343
		894,943
Consumer, Cyclical — 11.7%
Airlines — 1.6%
Alaska Air Group, Inc.	42,222	1,202,060
SkyWest, Inc.	42,110	1,102,861
		2,304,921
Apparel — 0.9%
Capri Holdings Ltd. (a)	39,150	422,429
Skechers U.S.A., Inc. Class A (a)	37,208	883,318
		1,305,747
Auto Parts & Equipment — 1.7%
Cooper-Standard Holding, Inc. (a)	13,002	133,530
Dana, Inc.	115,512	902,149
Lear Corp.	16,531	1,343,144
		2,378,823
Home Builders — 1.9%
Lennar Corp. Class A	40,297	1,539,346
Taylor Morrison Home Corp. (a)	103,368	1,137,048
		2,676,394
Leisure Time — 1.8%
Brunswick Corp.	42,341	1,497,601
Callaway Golf Co.	101,441	1,036,727
		2,534,328
Retail — 3.8%
Foot Locker, Inc.	49,659	1,094,981
Papa John’s International, Inc.	41,668	2,223,821
Signet Jewelers Ltd. (b)	41,968	270,694
Williams-Sonoma, Inc. (b)	40,326	1,714,661
		5,304,157
		16,504,370
Consumer, Non-cyclical — 10.4%
Beverages — 1.1%
Primo Water Corp.	169,114	1,532,173

Commercial Services — 1.8%
Quanta Services, Inc.	56,471	1,791,825
United Rentals, Inc. (a)	7,282	749,318
		2,541,143
Foods — 4.5%
The Hain Celestial Group, Inc. (a) (b)	91,742	2,382,540
Nomad Foods Ltd. (a)	133,696	2,481,398
US Foods Holding Corp. (a)	84,116	1,489,694
		6,353,632
Health Care – Services — 2.6%
ICON PLC (a)	13,850	1,883,600
Molina Healthcare, Inc. (a)	13,242	1,850,040
		3,733,640
Pharmaceuticals — 0.4%
Perrigo Co. PLC	11,170	537,165
		14,697,753
Energy — 2.5%
Oil & Gas — 1.2%
Cimarex Energy Co.	14,774	248,646
HollyFrontier Corp.	46,370	1,136,529
Patterson-UTI Energy, Inc.	119,137	279,972
QEP Resources, Inc.	20,960	7,011
		1,672,158
Oil & Gas Services — 1.3%
Dril-Quip, Inc. (a)	38,015	1,159,458
MRC Global, Inc. (a)	107,205	456,693
Oil States International, Inc. (a)	80,681	163,782
RPC, Inc. (b)	72,042	148,407
		1,928,340
		3,600,498

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 31.7%
Banks — 7.6%
Associated Banc-Corp.	130,577	$1,670,080
BankUnited, Inc.	89,046	1,665,160
Comerica, Inc.	32,870	964,406
Synovus Financial Corp.	72,158	1,267,094
Texas Capital Bancshares, Inc. (a)	33,528	743,316
Umpqua Holdings Corp.	143,568	1,564,891
Webster Financial Corp.	53,353	1,221,784
Zions Bancorp NA	61,515	1,646,141
		10,742,872
Diversified Financial Services — 0.4%
OneMain Holdings, Inc.	27,804	531,613

Insurance — 8.8%
American Financial Group, Inc.	23,331	1,635,037
Essent Group Ltd.	46,817	1,233,160
Everest Re Group Ltd.	9,284	1,786,427
First American Financial Corp.	36,624	1,553,224
The Hanover Insurance Group, Inc.	11,540	1,045,293
Kemper Corp.	32,151	2,391,070
Reinsurance Group of America, Inc.	20,066	1,688,353
Selective Insurance Group, Inc.	21,667	1,076,850
		12,409,414
Real Estate Investment Trusts (REITS) — 14.3%
American Campus Communities, Inc.	54,802	1,520,756
Americold Realty Trust	61,217	2,083,827
Camden Property Trust	24,600	1,949,304
Cousins Properties, Inc.	59,294	1,735,535
CubeSmart	89,460	2,396,633
Easterly Government Properties, Inc.	76,958	1,896,245
Empire State Realty Trust, Inc. Class A	92,782	831,327
MGM Growth Properties LLC Class A	79,567	1,883,351
Park Hotels & Resorts, Inc.	76,124	602,141
Physicians Realty Trust	94,800	1,321,512
STAG Industrial, Inc.	89,070	2,005,856
Sun Communities, Inc.	15,893	1,984,241
		20,210,728
Savings & Loans — 0.6%
Sterling Bancorp	89,192	932,056
		44,826,683
Industrial — 13.5%
Aerospace & Defense — 0.6%
AAR Corp.	49,086	871,767

Building Materials — 1.2%
Masonite International Corp. (a)	34,771	1,649,884
Electrical Components & Equipment — 2.2%
Belden, Inc.	44,525	1,606,462
EnerSys	31,502	1,559,979
		3,166,441
Electronics — 2.0%
Avnet, Inc.	22,792	572,079
TTM Technologies, Inc. (a)	120,930	1,250,416
Vishay Intertechnology, Inc.	71,080	1,024,263
		2,846,758
Engineering & Construction — 0.5%
Tutor Perini Corp. (a)	93,206	626,344

Hand & Machine Tools — 1.9%
Kennametal, Inc.	66,431	1,236,945
Regal Beloit Corp.	21,794	1,371,933
		2,608,878
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	5,831	375,108
Terex Corp.	26,730	383,843
		758,951
Miscellaneous - Manufacturing — 0.5%
Trinseo SA	36,780	666,086

Packaging & Containers — 1.9%
Graphic Packaging Holding Co.	92,617	1,129,927
Sealed Air Corp.	65,133	1,609,437
		2,739,364
Transportation — 2.2%
Hub Group, Inc. Class A (a)	29,246	1,329,816
Knight-Swift Transportation Holdings, Inc.	54,143	1,775,890
		3,105,706
		19,040,179
Technology — 12.6%
Computers — 4.5%
Amdocs Ltd.	32,322	1,776,740
Genpact Ltd.	46,690	1,363,348
NCR Corp. (a)	77,051	1,363,803
NetScout Systems, Inc. (a)	75,550	1,788,268
		6,292,159
Semiconductors — 3.4%
Cypress Semiconductor Corp.	72,175	1,683,121
Kulicke & Soffa Industries, Inc.	91,628	1,912,277
MaxLinear, Inc. (a)	104,572	1,220,355
		4,815,753

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 4.7%
Cerence, Inc. (a)	19,733	$303,888
CommVault Systems, Inc. (a)	58,721	2,377,026
Nuance Communications, Inc. (a)	133,738	2,244,124
Verint Systems, Inc. (a)	40,203	1,728,729
		6,653,767
		17,761,679
Utilities — 4.5%
Electric — 3.7%
Alliant Energy Corp.	50,601	2,443,522
Black Hills Corp.	22,582	1,445,926
PNM Resources, Inc.	34,531	1,312,178
		5,201,626
Gas — 0.8%
Southwest Gas Holdings, Inc.	15,570	1,083,049
		6,284,675

TOTAL COMMON STOCK (Cost $174,634,095)		125,959,325

TOTAL EQUITIES (Cost $174,634,095)		125,959,325

Mutual Funds — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Prime Portfolio (c)	202,910	202,910

TOTAL MUTUAL FUNDS (Cost $202,910)		202,910

TOTAL LONG-TERM INVESTMENTS (Cost $174,837,005)		126,162,235

	Principal Amount
Short-Term Investments — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (d)	$4,204,142	4,204,142

TOTAL SHORT-TERM INVESTMENTS (Cost $4,204,142)		4,204,142

TOTAL INVESTMENTS — 92.3% (Cost $179,041,147) (e)		130,366,377

Other Assets/(Liabilities) — 7.7%		10,841,426

NET ASSETS — 100.0%		$141,207,803

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $3,983,715 or 2.82% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,937,757 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $4,204,142. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,293,085.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 108.8%
Bank Loans — 0.8%
Advertising — 0.0%
Lamar Media Corp., 2020 Term Loan B, 1 mo. LIBOR + 1.500% 2.516% VRN 2/05/27	$98,250	$93,092
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan E, 0.000% 5/30/25 (a)	149,625	135,785
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 0.000% 1/29/27 (a)	50,000	40,500
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, 0.000% 4/30/26 (a)	49,875	45,386
Diversified Financial Services — 0.2%
Delos Finance S.A.R.L., 2018 Term Loan B, 3 mo. LIBOR + 1.750% 3.200% VRN 10/06/23	846,200	759,464
Environmental Controls — 0.1%
GFL Environmental, Inc., 2018 USD Term Loan B, 0.000% 5/30/25 (a)	139,865	134,970
Foods — 0.0%
Hostess Brands LLC, 2019 Term Loan, 0.000% 8/03/25 (a)	130,000	120,250
Health Care – Services — 0.0%
MPH Acquisition Holdings LLC, 2016 Term Loan B, 0.000% 6/07/23 (a)	50,000	44,042
Packaging & Containers — 0.0%
Berry Global, Inc., Term Loan Y, 0.000% 7/01/26 (a)	100,000	94,500
Pharmaceuticals — 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B, 0.000% 3/01/24 (a)	50,000	47,000
Elanco Animal Health, Inc., Term Loan B, 0.000% 2/04/27 (a)	425,000	401,625
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 0.000% 11/15/27 (a)	50,000	47,125
		495,750
Real Estate Investment Trusts (REITS) — 0.0%
VICI Properties 1 LLC, Replacement Term Loan B, 0.000% 12/20/24 (a)	50,000	45,812
Semiconductors — 0.1%
Broadcom, Inc., 2019 1st Lien Term Loan A3, 1 mo. LIBOR + 1.250% 2.130% VRN 11/04/22	219,375	204,019
Telecommunications — 0.1%
Level 3 Financing, Inc., 2019 Term Loan B, 0.000% 3/01/27 (a)	125,000	116,250
Sprint Communications, Inc., 1st Lien Term Loan B, 1 mo. LIBOR + 2.500% 3.500% VRN 2/02/24	99,743	98,995
Zayo Group Holdings, Inc., USD Term Loan, 0.000% 3/09/27 (a)	225,000	211,500
		426,745
TOTAL BANK LOANS (Cost $2,706,709)		2,640,315
Corporate Debt — 28.9%

Agriculture — 0.4%

BAT Capital Corp. 4.390% 8/15/37	400,000	368,724
4.540% 8/15/47	800,000	728,111
Reynolds American, Inc.
5.850% 8/15/45	315,000	338,357
		1,435,192
Airlines — 0.1%
Northwest Airlines Pass-Through Trust 7.041% 10/01/23	320,833	348,996
Auto Manufacturers — 2.0%
Daimler Finance NA LLC 2.000% 7/06/21 (b)	380,000	366,312
2.200% 10/30/21 (b)	580,000	556,221
Ford Motor Credit Co. LLC 2.425% 6/12/20	575,000	559,187
3 mo. USD LIBOR + 1.270% 2.645% FRN 3/28/22	90,000	73,151
3 mo. USD LIBOR + .810% 2.710% FRN 4/05/21	260,000	240,500
3 mo. USD LIBOR + .880% 2.728% FRN 10/12/21	405,000	372,396
3.219% 1/09/22	100,000	93,250
3.336% 3/18/21	65,000	62,387
3.813% 10/12/21	185,000	177,485
5.085% 1/07/21	640,000	623,808
5.596% 1/07/22	1,246,000	1,205,505
5.750% 2/01/21	80,000	77,600
5.875% 8/02/21	185,000	181,300
General Motors Financial Co., Inc. 3.150% 6/30/22	550,000	495,409
3.200% 7/06/21	610,000	580,674
3.450% 4/10/22	105,000	98,787
4.200% 11/06/21	675,000	644,250
4.375% 9/25/21	85,000	78,264
		6,486,486

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 4.3%
Bank of America Corp. 3 mo. USD LIBOR + 1.190% 2.884% VRN 10/22/30	$250,000	$249,911
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,644,000	1,677,203
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	1,085,000	1,241,984
Citigroup, Inc. 3 mo. USD LIBOR + .722% 3.142% VRN 1/24/23	750,000	758,836
The Goldman Sachs Group, Inc. 2.600% 2/07/30	215,000	202,758
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	855,000	868,920
JP Morgan Chase & Co.
Update Replacements.xls: SOFRRATE + 1.585% 2.005% VRN 3/13/26	935,000	929,767
2.950%10/01/26	895,000	923,314
3.200%6/15/26	355,000	368,708
3 mo. USD LIBOR + 1.000% 4.023% VRN 12/05/24	365,000	386,745
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	575,000	566,988
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	700,000	694,907
3.900% 3/12/24	400,000	404,789
Morgan Stanley SOFRRATE + .700% 1.613% FRN 1/20/23	735,000	684,180
Santander UK Group Holdings PLC 3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	645,000	650,554
Santander UK PLC 5.000% 11/07/23 (b)	435,000	438,280
Wells Fargo & Co.
3 mo. USD LIBOR + 1.170% 2.879% VRN 10/30/30	60,000	59,430
3 mo. USD LIBOR + 4.240% 5.013% VRN 4/04/51	2,195,000	2,802,580
		13,909,854
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	80,000	87,133
Bacardi Ltd. 4.700% 5/15/28 (b)	160,000	170,942
5.300% 5/15/48 (b)	130,000	141,040
		399,115
Biotechnology — 0.2%

Amgen, Inc. 4.400% 5/01/45	500,000	586,934
4.663% 6/15/51	140,000	176,045
		762,979
Chemicals — 0.2%
International Flavors & Fragrances, Inc. 5.000% 9/26/48	570,000	581,440
Commercial Services — 0.2%
IHS Markit Ltd. 4.000% 3/01/26 (b)	253,000	248,972
4.750% 2/15/25 (b)	120,000	123,000
4.750% 8/01/28	385,000	402,926
		774,898
Computers — 0.4%
Apple, Inc. 4.650% 2/23/46	850,000	1,127,350
Dell International LLC/EMC Corp. 4.420% 6/15/21 (b)	265,000	264,942
		1,392,292
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	490,000	449,529
Air Lease Corp. 3.500% 1/15/22	575,000	519,691
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	335,000	259,650
3.950% 7/01/24 (b)	130,000	104,802
5.125% 10/01/23 (b)	40,000	34,547
5.250% 5/15/24 (b)	35,000	29,806
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	1,095,000	1,076,588
4.418% 11/15/35	1,360,000	1,451,230
Mastercard, Inc. 3.850% 3/26/50	215,000	263,471
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (b)	320,000	277,583
5.250% 8/15/22 (b)	675,000	609,941
5.500% 2/15/24 (b)	290,000	249,545
Raymond James Financial, Inc. 4.950% 7/15/46	390,000	448,650
		5,775,033
Electric — 2.3%
AEP Transmission Co. LLC 3.100% 12/01/26	855,000	888,510
Dominion Energy, Inc. 3.300% 3/15/25	425,000	429,905
Duke Energy Carolinas LLC 4.000% 9/30/42	1,000,000	1,124,643
Duquesne Light Holdings, Inc. 6.400% 9/15/20 (b)	1,000,000	1,021,429
Jersey Central Power & Light Co. 4.700% 4/01/24 (b)	800,000	853,261
6.400% 5/15/36	425,000	557,813
LG&E & KU Energy LLC 4.375% 10/01/21	1,200,000	1,206,570
MidAmerican Energy Co. 4.800% 9/15/43	1,400,000	1,520,596
		7,602,727
Entertainment — 0.2%
Churchill Downs, Inc. 4.750% 1/15/28 (b)	80,000	69,600
5.500% 4/01/27 (b)	361,000	340,304
Live Nation Entertainment, Inc. 4.750% 10/15/27 (b)	109,000	97,010
		506,914

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Environmental Controls — 0.1%
GFL Environmental, Inc. 5.125% 12/15/26 (b)	$164,000	$159,900
Waste Pro USA, Inc. 5.500% 2/15/26 (b)	136,000	126,181
		286,081
Foods — 1.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (b)	35,000	36,138
Kraft Heinz Foods Co. 4.375% 6/01/46	285,000	256,733
4.875% 10/01/49 (b)	1,710,000	1,554,842
5.000% 7/15/35	195,000	193,871
5.000% 6/04/42	350,000	331,375
5.200% 7/15/45	330,000	317,260
6.875% 1/26/39	250,000	285,956
The Kroger Co. 5.400% 1/15/49	190,000	228,640
Pilgrim's Pride Corp. 5.875% 9/30/27 (b)	30,000	29,892
Post Holdings, Inc. 4.625% 4/15/30 (b)	30,000	28,725
5.750% 3/01/27 (b)	150,000	153,706
		3,417,138
Gas — 0.3%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	595,000	733,796
Southern Co. Gas Capital Corp. 2.450% 10/01/23	100,000	101,160
		834,956
Health Care – Products — 0.3%
Hologic, Inc. 4.625% 2/01/28 (b)	160,000	160,400
Teleflex, Inc. 4.625% 11/15/27	107,000	106,882
Zimmer Biomet Holdings, Inc. 3 mo. USD LIBOR + .750% 1.802% FRN 3/19/21	655,000	647,105
		914,387
Health Care – Services — 1.5%
Aetna, Inc. 2.800% 6/15/23	485,000	485,788
Anthem, Inc. 3.125% 5/15/22	500,000	508,687
3.300%1/15/23	530,000	537,975
Centene Corp. 3.375% 2/15/30 (b)	350,000	325,500
5.375% 8/15/26 (b)	155,000	158,100
Encompass Health Corp. 4.750% 2/01/30	198,000	194,040
HCA, Inc. 5.000% 3/15/24	647,000	669,897
5.125% 6/15/39	230,000	237,320
5.250% 6/15/49	525,000	559,725
IQVIA, Inc. 5.000% 5/15/27 (b)	200,000	204,500
Molina Healthcare, Inc. 5.375% STEP 11/15/22	225,000	219,375
Tenet Healthcare Corp. 4.625% 7/15/24	184,000	175,720
4.875%1/01/26 (b)	345,000	328,612
UnitedHealth Group, Inc. 3.700% 8/15/49	245,000	271,426
		4,876,665
Household Products & Wares — 0.1%
Central Garden & Pet Co. 5.125% 2/01/28	123,000	113,775
Spectrum Brands, Inc. 5.750% 7/15/25	245,000	229,075
		342,850
Insurance — 0.4%
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (b)	970,000	1,208,377
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (b)	250,000	245,000
4.500% 5/01/32 (b)	195,000	190,164
5.375% 6/01/29 (b)	146,000	150,029
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	92,000	92,424
4.800% 3/01/50	230,000	239,332
4.908% 7/23/25	500,000	530,797
6.484% 10/23/45	200,000	241,264
CSC Holdings LLC 5.375% 2/01/28 (b)	30,000	30,600
5.500% 5/15/26 (b)	200,000	206,870
Virgin Media Secured Finance PLC 5.500% 5/15/29 (b)	255,000	254,082
		2,180,562
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT 6.530% 11/15/28 (b)	200,000	212,016
Miscellaneous - Manufacturing — 0.5%
General Electric Co. 4.625% 1/07/21	1,020,000	1,023,022
6.750% 3/15/32	300,000	356,254
5.875% 1/14/38	244,000	281,127
		1,660,403

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.6%
Antero Resources Corp. 5.000% 3/01/25	$364,000	$134,680
5.125% 12/01/22	176,000	91,520
5.625% 6/01/23	50,000	20,000
BP Capital Markets America, Inc. 3.000% 2/24/50	210,000	195,072
Canadian Natural Resources Ltd. 3.850% 6/01/27	171,000	135,227
EQT Corp. 3.900% 10/01/27	110,000	75,867
Exxon Mobil Corp. 3.095% 8/16/49 (c)	115,000	116,455
3.482% 3/19/30	400,000	441,774
4.227% 3/19/40	230,000	269,484
4.327% 3/19/50	735,000	899,627
Gulfport Energy Corp. 6.375% 5/15/25	47,000	11,397
KazMunayGas National Co. JSC 5.375% 4/24/30 (b)	200,000	196,000
Noble Energy, Inc. 5.250% 11/15/43	140,000	82,246
Pertamina Persero PT 3.100% 8/25/30 (b)	400,000	352,493
Petrobras Global Finance BV 5.093% 1/15/30 (b)	201,000	182,407
Petroleos del Peru SA 4.750% 6/19/32 (b)	200,000	182,002
Petroleos Mexicanos 5.950% 1/28/31 (b)	395,000	273,940
6.625%6/15/35	900,000	616,860
7.690% 1/23/50(b)	375,000	258,750
Range Resources Corp. 4.875% 5/15/25	66,000	39,270
Saudi Arabian Oil Co. 4.250% 4/16/39 (b)	200,000	198,018
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	126,920	101,536
Transocean Pontus Ltd. 6.125% 8/01/25 (b)	144,455	117,009
Transocean Poseidon Ltd. 6.875% 2/01/27 (b)	98,000	79,380
		5,071,014
Oil & Gas Services — 0.0%
Transocean Proteus Ltd. 6.250% 12/01/24 (b)	58,100	46,480
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/01/26	30,000	18,750
6.875% 9/01/27	96,000	59,520
		124,750
Packaging & Containers — 0.5%
Amcor Finance USA, Inc. 3.625% 4/28/26 (b)	650,000	675,460
Berry Global, Inc. 4.875% 7/15/26 (b)	30,000	30,300
Graphic Packaging International LLC 4.125% 8/15/24	200,000	189,000
Matthews International Corp. 5.250% 12/01/25 (b)	120,000	106,202
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (b)	30,000	27,600
Sealed Air Corp. 4.000% 12/01/27 (b)	30,000	27,903
5.500%9/15/25 (b)	190,000	192,377
Trivium Packaging Finance BV 5.500% 8/15/26 (b)	30,000	29,850
WRKCo, Inc. 4.900% 3/15/29	195,000	209,705
		1,488,397
Pharmaceuticals — 3.3%
AbbVie, Inc. 3.600% 5/14/25	215,000	225,623
4.250% 11/21/49 (b)	955,000	1,014,536
4.450% 5/14/46	39,000	41,392
4.875% 11/14/48	400,000	464,050
Allergan Finance LLC 3.250% 10/01/22	500,000	501,341
Allergan Funding SCS 3.800% 3/15/25	250,000	255,961
Bausch Health Cos., Inc. 5.500% 3/01/23 (b)	21,000	20,580
5.500%11/01/25 (b)	225,000	227,317
5.750% 8/15/27 (b)	88,000	90,605
7.000% 3/15/24 (b)	200,000	203,748
Bayer US Finance II LLC 3.875% 12/15/23 (b)	455,000	465,610
4.250% 12/15/25 (b)	180,000	186,959
4.375% 12/15/28 (b)	850,000	907,703
4.625% 6/25/38 (b)	635,000	656,625
4.875% 6/25/48 (b)	505,000	581,323
Becton Dickinson and Co. 2.404% 6/05/20	440,000	438,630
2.894% 6/06/22	400,000	399,254
Cigna Corp. 2.400% 3/15/30	185,000	175,220
3.050% 10/15/27 (b)	945,000	937,653
3.400% 3/15/50	405,000	382,230
4.125% 11/15/25	800,000	855,739
CVS Health Corp. 5.050% 3/25/48	1,530,000	1,748,068
5.125% 7/20/45	20,000	23,012
		10,803,179
Pipelines — 1.1%
Cheniere Energy Partners LP 5.250% 10/01/25	30,000	27,600
Energy Transfer Operating LP 5.150% 3/15/45	400,000	309,278
Energy Transfer Operating LP 5.500% 6/01/27	254,000	221,077
5.875% 1/15/24	400,000	377,729
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	600,000	482,808
Rockies Express Pipeline LLC 4.800% 5/15/30 (b)	250,000	149,586
4.950% 7/15/29 (b)	200,000	121,440
Ruby Pipeline LLC 6.500% STEP 4/01/22 (b)	551,136	486,438
Sabine Pass Liquefaction LLC 4.200% 3/15/28	400,000	343,216
5.750% 5/15/24	290,000	268,527
Sunoco Logistics Partners Operations LP 5.350% 5/15/45	50,000	39,212
5.400% 10/01/47	394,000	313,826
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875% 1/15/29	72,000	57,960
TC PipeLines LP 3.900% 5/25/27	500,000	471,999
TransMontaigne Partners LP/TLP Finance Corp. 6.125% 2/15/26	81,000	64,800
		3,735,496

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.5%
American Campus Communities Operating Partnership LP 3.750% 4/15/23	$650,000	$655,463
GLP Capital LP/GLP Financing II, Inc. 4.000% 1/15/30	35,000	29,428
5.250% 6/01/25	230,000	212,750
5.300% 1/15/29	310,000	265,112
5.375% 4/15/26	695,000	616,048
Healthcare Realty Trust, Inc. 3.750% 4/15/23	235,000	234,698
Healthpeak Properties, Inc. 3.875% 8/15/24	500,000	509,550
4.250% 11/15/23	235,000	222,089
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	100,000	96,000
SBA Communications Corp. 4.875% 9/01/24	98,000	99,348
SL Green Operating Partnership LP 3.250% 10/15/22	500,000	497,563
Ventas Realty LP 3.500% 2/01/25	1,500,000	1,469,549
		4,907,598
Retail — 0.4%
Alimentation Couche-Tard, Inc. 2.700% 7/26/22 (b)	195,000	192,769
3.800%1/25/50 (b)	40,000	35,075
Rite Aid Corp. 6.125% 4/01/23 (b)	125,000	107,500
Starbucks Corp. 2.250% 3/12/30	375,000	352,753
Walgreens Boots Alliance, Inc. 3.800% 11/18/24	400,000	408,429
4.800% 11/18/44	275,000	272,777
		1,369,303
Savings & Loans — 0.1%
Nationwide Building Society 3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (b)	270,000	268,482
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	805,000	796,040
3.625% 1/15/24	560,000	550,078
Intel Corp. 4.750% 3/25/50	1,105,000	1,483,820
NXP BV/NXP Funding LLC 4.125% 6/01/21 (b)	200,000	201,798
		3,031,736
Software — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% 3/01/25 (b)	144,000	132,480
SS&C Technologies, Inc. 5.500% 9/30/27 (b)	138,000	143,825
		276,305
Telecommunications — 2.2%
AT&T, Inc. 3.950% 1/15/25	160,000	168,958
4.350% 6/15/45	250,000	264,011
4.750% 5/15/46	110,000	121,651
4.800% 6/15/44	1,300,000	1,417,588
4.900% 8/15/37	155,000	172,691
5.250% 3/01/37	270,000	315,006
CenturyLink, Inc. 4.000% 2/15/27 (b)	76,000	73,720
Intelsat Jackson Holdings SA 8.500% 10/15/24 (b)	171,000	107,679
9.750% 7/15/25(b) (c)	585,000	386,100
Level 3 Financing, Inc. 4.625% 9/15/27 (b)	109,000	108,335
5.375% 5/01/25	149,000	148,255
Sprint Corp. 7.875% 9/15/23	33,000	36,220
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 3.360% STEP 3/20/23 (b)	433,125	430,959
4.738% 9/20/29 (b)	1,050,000	1,071,000
T-Mobile USA, Inc. 4.500% 2/01/26	104,000	106,340
4.750% 2/01/28	119,000	123,974
6.000% 3/01/23	206,000	207,135
6.000% 4/15/24	122,000	124,379
Verizon Communications, Inc. 3.150% 3/22/30	230,000	247,745
4.125% 3/16/27	230,000	255,724
Vodafone Group PLC 4.875% 6/19/49	1,052,000	1,160,655
		7,048,125
TOTAL CORPORATE DEBT (Cost $94,595,519)		94,033,746
Municipal Obligations — 1.9%
City of New York NY, General Obligation 5.206% 10/01/31	750,000	878,647
Commonwealth of Massachusetts, General Obligation 3.000% 3/01/49	550,000	563,728
Jersey City Municipal Utilities Authority, Revenue Bond 5.470% 5/15/27	850,000	968,413
Los Angeles Unified School District, General Obligation 5.755% 7/01/29	1,000,000	1,197,240
New York State Dormitory Authority, Revenue Bond 5.289% 3/15/33	750,000	877,463
Regents of the University of California Medical Center Pooled, Revenue Bond 3.256% 5/15/60	950,000	889,428
State of California, General Obligation 7.950% 3/01/36	850,000	853,366
		6,228,285
TOTAL MUNICIPAL OBLIGATIONS (Cost $6,426,281)		6,228,285

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 14.6%
Commercial MBS — 2.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (b) (d)	$620,000	$651,709
BX Trust, Series 2019-OC11, Class A 3.202% 12/09/41 (b)	180,000	175,175
CALI Mortgage Trust, Series 2019-101C, Class A 3.957% 3/10/39 (b)	415,000	445,625
Commercial Mortgage Trust Series 2016-787S, Class A, 3.545% 2/10/36 (b)	340,000	352,859
Series 2013-300P, Class A1, 4.353% 8/10/30 (b)	325,000	340,702
CPT Mortgage Trust, Series 2019-CPT, Class A 2.865% 11/13/39 (b)	355,000	348,435
DC Office Trust, Series 2019-MTC, Class A 2.965% 9/15/45 (b)	375,000	365,195
Hudson Yards Mortgage Trust Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (d)	375,000	387,393
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	407,205
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A 3.397% 6/05/39 (b)	385,000	387,573
MKT Mortgage Trust, Series 2020-525M, Class A 2.694% 2/12/40 (b)	465,000	460,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 2.858% 11/15/45	1,471,862	1,460,561
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A 2.966% 12/15/38 (b)	375,000	384,854
One Bryant Park Trust, Series 2019-OBP, Class A 2.516% 9/15/54 (b)	490,000	489,010
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.834% VRN 1/15/32 (b) (d)	330,000	342,241
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (b) (d)	370,000	370,433
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2 4.393% 11/15/43 (b)	385,295	384,960
		7,754,393
Home Equity ABS — 0.9%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290% 1.237% FRN 8/25/36	2,400,000	2,153,497
Wells Fargo Home Equity Trust, Series 2004-2, Class M3, 1 mo. USD LIBOR + 1.050% 1.997% FRN 10/25/34	854,452	820,207
		2,973,704
Other ABS — 2.4%
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3, 4.566% VRN 10/25/46 (d)	575,932	527,792
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900% 2.731% FRN 4/15/29 (b)	975,000	935,827
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880% 2.699% FRN 4/20/28 (b)	740,000	717,690
Madison Park Funding Ltd., Series 2018-30A, Class A, 3 mo. USD LIBOR + .750% 2.581% FRN 4/15/29 (b)	750,000	715,803
Magnetite Ltd. Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800% 2.631% FRN 1/15/28 (b)	1,000,000	960,792
Series 2019-21A, Class A, 3 mo. USD LIBOR + 1.280% 3.099% FRN 4/20/30 (b)	200,000	190,541
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .290% 1.237% FRN 1/25/36	1,718,584	1,511,068
Saxon Asset Securities Trust Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240% 1.187% FRN 5/25/47	2,139,416	1,484,875
Series 2005-1, Class M1, 1 mo. USD LIBOR + .690% 1.637% FRN 5/25/35	352,970	345,967
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.220% 3.056% FRN 7/17/28 (b)	225,000	217,556
Voya CLO Ltd., Series 2014-3A, Class A1R, 3 mo. USD LIBOR + .720% 2.514% FRN 7/25/26 (b)	414,143	403,196
		8,011,107
Student Loans ABS — 4.4%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 1.647% FRN 7/25/56 (b)	565,093	510,175
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200% 2.161% FRN 3/28/35	1,500,000	1,341,307
Navient Student Loan Trust, Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 1.747% FRN 3/25/67 (b)	630,000	617,370
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590% 1.537% FRN 4/25/46 (b)	1,024,132	957,614
Pennsylvania Higher Education Assistance Agency, Series 2013-3A, Class A, 1 mo. USD LIBOR + .750% 1.697% FRN 11/25/42 (b)	928,719	875,897
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160% 0.901% FRN 9/15/39	2,300,000	2,132,574
SLM Student Loan Trust Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 1.597% FRN 5/26/26	821,167	751,734
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 1.647% FRN 1/25/29	951,537	825,825
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.897% FRN 9/25/28	806,503	762,986
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 2.124% FRN 1/25/22	826,324	760,884
Series 2008-1, Class A4, 3 mo. USD LIBOR + .650% 2.444% FRN 1/25/22	782,200	738,301
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 2.894% FRN 7/25/23	1,205,754	1,136,164
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 3.294% FRN 4/25/23	943,733	910,534
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 3.644% FRN 7/25/73	700,000	600,514
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 4.044% FRN 10/25/83	1,430,000	1,288,600
		14,210,479

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 4.5%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000% 3.675% FRN 6/25/45	$1,020,927	$939,932
Banc of America Funding Trust, Series 2016-R1, Class A1, 2.500% VRN 3/25/40 (b) (d)	686,315	671,279
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4, 3.869% VRN 3/25/37 (d)	400,291	371,037
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400% 4.380% FRN 10/25/35	343,678	302,201
Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .300% 1.247% FRN 8/25/35	1,430,937	1,215,220
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.850% VRN 9/25/57 (b) (d)	1,587,847	1,584,703
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 4.338% VRN 11/25/35 (d)	423,067	345,427
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A 3.750% 10/25/57 (b)	1,541,935	1,448,417
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.950% FRN 11/19/36	1,751,559	1,396,984
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520% 1.467% FRN 4/25/35	981,264	830,645
IndyMac Index Mortgage Loan Trust Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .270% 1.217% FRN 10/25/36	1,743,411	1,000,330
Series 2005-AR19, Class A1, 3.406% VRN 10/25/35 (d)	898,595	777,491
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A, 12 mo. MTA + .840% 2.893% FRN 11/26/46 (b)	487,298	463,111
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. LIBOR + 1.070% 2.017% FRN 2/25/35	1,280,384	1,238,881
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290% 1.237% FRN 10/25/45	712,742	643,761
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .330% 1.277% FRN 1/25/45	675,983	602,792
Series 2006-1 Class 3A2, 5.750% 2/25/36	825,469	751,961
		14,584,172
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,919,671)		47,533,855
Sovereign Debt Obligations — 1.1%
Abu Dhabi Government International Bond 2.500% 9/30/29 (b)	200,000	194,260
Bahrain Government International Bond 7.000% 10/12/28 (b)	200,000	182,068
Brazilian Government International Bond 4.500% 5/30/29	200,000	205,218
Colombia Government International Bond 3.000% 1/30/30	200,000	182,500
5.000%6/15/45	200,000	205,000
Dominican Republic International Bond 4.500% 1/30/30 (b)	200,000	174,000
Mexico Government International Bond 3.250% 4/16/30	600,000	564,000
Oman Government International Bond 5.625% 1/17/28 (b)	200,000	143,024
Panama Government International Bond 3.160% 1/23/30	200,000	200,002
3.875% 3/17/28	200,000	214,002
Philippine Government International Bond 3.000% 2/01/28	200,000	208,487
Qatar Government International Bond 4.500% 4/23/28 (b)	200,000	218,888
Republic of Azerbaijan International Bond 4.750% 3/18/24 (b)	204,000	198,511
Republic of South Africa Government International Bond 4.300% 10/12/28	250,000	204,753
Russian Foreign Bond 4.750% 5/27/26 (b)	200,000	212,200
Saudi Government International Bond 3.750% 1/21/55 (b)	200,000	184,112
Uruguay Government International Bond 4.375% 10/27/27	154,423	166,585
		3,657,610
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,984,956)		3,657,610

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities — 53.3%
Collateralized Mortgage Obligations — 3.6%
Federal Home Loan Mortgage Corp. Series 4818, Class CA 3.000% 4/15/48	$737,654	$792,180
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series RR06, Class BX, 1.836% 5/27/33	570,000	96,035
Series RR06, Class AX, 1.878% 10/27/28	605,000	80,199
Series S8FX, Class A2, 3.291% 3/25/27	1,775,000	1,932,936
Series K158, Class A3, 3.900% VRN 10/25/33 (d)	785,000	904,407
Series 4846, Class PA, 4.000% 6/15/47	809,587	869,371
Federal Home Loan Mortgage Corp. REMICS Series 4639, Class HZ 3.250% 4/15/53	1,475,794	1,688,196
Federal National Mortgage Association Series 2020-M10, Class X8, 0.776% VRN 12/25/27 (d)	735,000	32,333
Series 2020-M10, Class X9, 0.988% VRN 12/25/27 (d)	645,000	32,269
Series 2020-M10, Class X4, 0.999% VRN 7/25/32 (d)	665,000	56,478
Series 2020-M10, Class X3, 1.438% VRN 11/25/28 (d)	770,000	72,696
Series 2020-M10, Class X6, 1.497% VRN 8/25/28 (d)	800,000	80,864
Series 2020-M10, Class X5, 1.554% VRN 11/25/28 (d)	755,000	80,423
Series 2020-M10, Class X2, 1.826% 12/25/30	1,900,000	274,714
Series 2020-M10, Class X1, 1.923% VRN 12/25/30 (d)	910,000	137,392
Series 2018-43, Class CT, 3.000% 6/25/48	1,303,813	1,365,525
Federal National Mortgage Association. REMICS Series 2018-57, Class QA, 3.500% 5/25/46	1,007,400	1,050,592
Series 2018-55, Class PA, 3.500% 1/25/47	565,377	592,114
Government National Mortgage Association Series 2018-124, Class NW, 3.500% 9/20/48	698,594	736,467
Series 2019-15, Class GT, 3.500% 2/20/49	716,387	756,075
		11,631,266
Pass-Through Securities — 49.4%
Federal Home Loan Mortgage Corp. Series JPM-2598, Class COLL, 2.455% 4/25/40	570,000	594,008
Pool #G16598 2.500% 12/01/31	1,311,754	1,365,119
Pool #V61427 2.500% 12/01/31	337,724	351,464
Pool #G18592 3.000% 3/01/31	435,467	457,471
Pool #G18627 3.000% 1/01/32	1,276,927	1,341,452
Pool #G08710 3.000% 6/01/46	321,294	337,947
Pool #G08715 3.000% 8/01/46	2,456,975	2,584,329
Pool #G08726 3.000% 10/01/46	2,336,043	2,457,128
Pool #G08732 3.000% 11/01/46	828,009	870,928
Pool #G08737 3.000% 12/01/46	300,321	315,606
Pool #G08741 3.000% 1/01/47	2,102,442	2,209,448
Pool #G08791 3.000% 12/01/47	809,912	850,374
Pool #G08795 3.000% 1/01/48	635,911	667,680
Pool #SD8044 3.000% 2/01/50	3,125,756	3,277,321
Pool #G18713 3.500% 11/01/33	405,764	427,340
Pool #G07848 3.500% 4/01/44	2,082,823	2,245,463
Pool #G60023 3.500% 4/01/45	2,144,414	2,311,865
Pool #G08711 3.500% 6/01/46	1,153,704	1,228,245
Pool #G08716 3.500% 8/01/46	1,617,884	1,722,416
Pool #G67700 3.500% 8/01/46	1,158,604	1,241,065
Pool #G08722 3.500% 9/01/46	277,416	295,339
Pool #G08742 3.500% 1/01/47	1,172,484	1,245,674
Pool #G08757 3.500% 4/01/47	403,408	428,590
Pool #G67703 3.500% 4/01/47	1,679,210	1,798,199
Pool #G67706 3.500% 12/01/47	1,622,354	1,736,300
Pool #G67707 3.500% 1/01/48	3,809,201	4,103,078
Pool #G08800 3.500% 2/01/48	149,370	158,041
Pool #G67708 3.500% 3/01/48	2,824,990	3,010,161
Pool #G67710 3.500% 3/01/48	2,502,779	2,659,008
Pool #G08816 3.500% 6/01/48	1,566,924	1,657,880
Pool #G61556 3.500% 8/01/48	1,291,680	1,376,347
Pool #SD7511 3.500% 1/01/50	1,246,648	1,328,400
Pool #G60344 4.000% 12/01/45	1,330,912	1,449,877
Pool #G67711 4.000% 3/01/48	1,552,557	1,688,908
Pool #G67713 4.000% 6/01/48	1,576,655	1,708,224
Pool #G67718 4.000% 1/01/49	1,498,498	1,621,204
Pool #G08843 4.500% 10/01/48	599,697	645,397
Pool #G08833 5.000% 7/01/48	375,161	405,232
Pool #G08844 5.000% 10/01/48	354,846	383,066
Federal National Mortgage Association Pool #AM2808 2.700% 3/01/23	375,000	392,753
Pool #MA1607 3.000% 10/01/33	568,718	605,536
Pool #MA3811 3.000% 10/01/49	1,809,641	1,866,285
Pool #MA3905 3.000% 1/01/50	613,071	642,798
Pool #MA3960 3.000% 3/01/50	887,278	930,301
Pool #AM9188 3.120% 6/01/35	780,000	893,791
Pool #FN0039 3.193% VRN 9/01/27 (d)	763,022	851,531
Pool #AN7345 3.210% 11/01/37	1,001,964	1,174,066
Pool #BL2360 3.450% 5/01/34	780,000	934,131
Pool #AB4262 3.500% 1/01/32	531,947	569,823
Pool #MA1512 3.500% 7/01/33	263,066	282,126
Pool #MA1148 3.500% 8/01/42	1,855,461	1,990,474
Pool #CA0996 3.500% 1/01/48	318,018	338,774
Pool #MA3305 3.500% 3/01/48	110,236	116,603
Pool #BL1132 3.730% 1/01/29	920,000	1,086,036
Pool #MA1146 4.000% 8/01/42	794,684	864,164
Pool #AS9830 4.000% 6/01/47	832,337	890,283
Pool #MA3027 4.000% 6/01/47	822,438	879,695
Pool #AS9972 4.000% 7/01/47	710,449	759,909
Pool #931504 4.500% 7/01/39	79,048	86,742
Pool #CA1710 4.500% 5/01/48	1,758,810	1,896,487
Pool #CA1711 4.500% 5/01/48	579,992	625,393
Pool #CA2208 4.500% 8/01/48	1,115,113	1,199,615
Pool #986268 5.000% 7/01/38	1,517	1,694
Pool #AD6374 5.000% 5/01/40	22,009	24,353
Pool #AI2733 5.000% 5/01/41	175,453	193,427
Pool #977014 5.500% 5/01/38	26,238	29,938
Pool #985524 5.500% 6/01/38	21,242	24,209
Pool #988578 5.500% 8/01/38	158,581	180,722
Pool #995482 5.500% 1/01/39	112,928	128,694
Government National Mortgage Association II Pool #MA4126 3.000% 12/20/46	1,915,614	2,032,362
Pool #MA4718 3.000% 9/20/47	224,984	238,625
Pool #MA4836 3.000% 11/20/47	1,761,290	1,867,531
Pool #MA6209 3.000% 10/20/49	1,847,418	1,922,484
Pool #MA3521 3.500% 3/20/46	730,767	777,225
Pool #MA3597 3.500% 4/20/46	226,094	240,468
Pool #MA3663 3.500% 5/20/46	339,439	361,019
Pool #MA3937 3.500% 9/20/46	275,606	292,439
Pool #MA4127 3.500% 12/20/46	934,965	990,900
Pool #MA4262 3.500% 2/20/47	1,098,257	1,163,960
Pool #MA4382 3.500% 4/20/47	302,382	320,472
Pool #MA4719 3.500% 9/20/47	405,252	429,369
Pool #MA4837 3.500% 11/20/47	808,037	855,873
Pool #MA4900 3.500% 12/20/47	2,956,851	3,131,897
Pool #MA4653 4.000% 8/20/47	151,282	161,731
Pool #MA4838 4.000% 11/20/47	646,897	690,766
Pool #MA4901 4.000% 12/20/47	284,494	303,787
Pool #MA5078 4.000% 3/20/48	1,146,964	1,224,745
Pool #MA5466 4.000% 9/20/48	1,264,587	1,348,665
Pool #MA5399 4.500% 8/20/48	2,436,875	2,600,895
Pool #MA3666 5.000% 5/20/46	214,281	234,341
Pool #MA4199 5.000% 1/20/47	214,412	235,355
Pool #MA4454 5.000% 5/20/47	420,863	454,211
Pool #MA4722 5.000% 9/20/47	516,678	556,650
Government National Mortgage Association II TBA Pool #994 3.000% 5/20/50 (e)	2,250,000	2,375,508
Uniform Mortgage Back Securities TBA Pool #299 2.500% 5/18/35 (e)	25,600,000	26,542,001
Pool #1092 2.500% 5/13/50 (e)	9,750,000	10,080,585
Pool #2342 3.000% 5/18/35 (e)	50,000	52,283
Pool #6985 3.000% 5/13/50 (e)	17,975,000	18,821,089
Pool #3649 3.500% 5/13/50 (e)	4,800,000	5,070,188
Pool #29986 5.000% 5/13/50 (e)	700,000	754,797
		161,148,168

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 0.3%
Alternative Loan Trust 2006-OA6, Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .210%
1.157% FRN 7/25/46	$1,306,546	$1,053,349
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $168,559,920)		173,832,783
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds & Notes — 8.2%
U.S. Treasury Bond 2.000% 2/15/50	3,945,000	4,569,160
U.S. Treasury Inflation Index 0.125% 7/15/24	586,607	587,858
0.125% 10/15/24	3,252,307	3,291,945
0.250% 7/15/29	4,373,387	4,540,832
0.250% 2/15/50	5,022,420	5,175,877
U.S. Treasury Note 0.500% 3/31/25	8,470,000	8,521,204
1.125% 2/28/22	5,000	5,085
1.500% 2/15/30	15,000	16,144
		26,708,105
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,815,787)		26,708,105
TOTAL BONDS & NOTES (Cost $352,008,843)		354,634,699

	Number of Shares
Mutual Funds — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Prime Portfolio (f)	117,238	117,238
TOTAL MUTUAL FUNDS (Cost $117,238)		117,238
TOTAL LONG-TERM INVESTMENTS (Cost $352,126,081)		354,751,937

	Principal Amount
Short-Term Investments — 8.2%
Commercial Paper — 0.5%
Ford Motor Credit Co. 2.920% 1/08/21 (b)	$750,000	703,452
3.245% 10/08/20 (b)	1,000,000	958,372
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/20, 0.000%, due 4/01/20 (g)	4,536,184	4,536,184
Sovereign Debt Obligation — 2.9%
Japan Treasury Discount Bill, 0.000%, due 6/08/20 (h)	1,005,000,000	9,350,428
U.S. Treasury Bill — 3.4%
U.S. Treasury Bill
0.000% 4/30/20	1,715,000	1,714,924
0.000% 7/09/20	1,495,000	1,494,686
0.000% 7/16/20	7,310,000	7,308,305
0.000% 9/10/20 (i)	531,000	530,728
		11,048,643
TOTAL SHORT-TERM INVESTMENTS (Cost $26,795,487)		26,597,079
TOTAL INVESTMENTS — 117.0% (Cost $378,921,568) (j)		381,349,016
Other Assets/(Liabilities) — (17.0)%		(55,536,021)
NET ASSETS — 100.0%		$325,812,995

Abbreviation Legend
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2020 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2020, the aggregate market value of these securities amounted to $45,141,063 or 13.85% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2020, was $162,479 or 0.05% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $49,029 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2020.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,536,184. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 7/15/22, and an aggregate market value, including accrued interest, of $4,630,510.
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	A portion of this security is pledged/held as collateral for open derivatives.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	5/22/20	140.50	40	USD 5,547,500	$(25,000)	$(51,153)	$26,153

Put
U.S. Treasury Note 10 Year Future	5/22/20	134.50	40	USD 5,547,500	$(13,125)	$(33,954)	$20,829
					$(38,125)	$(85,107)	$46,982

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	6/19/20	7	$1,459,745	$93,380
U.S. Treasury Note 2 Year	6/30/20	16	3,527,837	(1,712)
U.S. Treasury Note 5 Year	6/30/20	137	16,740,564	433,670
				$525,338
Short
U.S. Treasury Ultra 10 Year	6/19/20	2	$(298,172)	$(13,891)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	Quarterly	Fixed 1.580%	Semi-Annually	1/21/23	USD 19,175,000	$459,009	$3,872	$455,137
3-Month USD LIBOR	Quarterly	Fixed 1.573%	Semi-Annually	1/21/23	USD 10,475,000	249,349	—	249,349
Fixed 1.675%	Semi-Annually	3-Month USD LIBOR	Quarterly	1/21/26	USD 7,800,000	(437,788)	(2,592)	(435,196)
Fixed 1.667%	Semi-Annually	3-Month USD LIBOR	Quarterly	1/21/26	USD 4,260,000	(237,426)	—	(237,426)
						$33,144	$1,280	$31,864

Currency Legend
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended (the ''1940 Act''), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Core Allocation Fund ("MML American Funds Core Allocation Fund")

MML American Funds Growth Fund ("MML American Funds Growth Fund")

MML American Funds International Fund ("MML American Funds International Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund (formerly known as MML Fundamental Growth Fund) ("Fundamental Equity Fund")

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund ("Global Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Growth & Income Fund ("Growth & Income Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II (advised by MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC’s”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Aggressive Allocation Fund, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, MML American Funds International Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation characterized all investments at Level 1, as of March 31, 2020. The Fundamental Value Fund, Income & Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2020. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2020, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$378,302,180	$10,937,221	*	$969,834	**	$390,209,235
Mutual Funds	36,248	—		—		36,248
Short-Term Investments	1,074	1,801,302		—		1,802,376
Total Investments	$378,339,502	$12,738,523		$969,834		$392,047,859

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$334,342,544	$11,411,762	*	$—	$345,754,306
Preferred Stock	8,930,603	—		—	8,930,603
Corporate Debt	—	649,135		—	649,135
Mutual Funds	34,686	—		—	34,686
Short-Term Investments	1,074	5,370,967		—	5,372,041
Total Investments	$343,308,907	$17,431,864		$—	$360,740,771

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$456,235,734	$—	$—	$456,235,734
Mutual Funds	36,430	—	—	36,430
Short-Term Investments	—	5,475,137	—	5,475,137
Total Investments	$456,272,164	$5,475,137	$—	$461,747,301
Liability Derivatives
Futures Contracts	$(584,229)	$—	$—	$(584,229)

Focused Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$250,367,368	$10,763,525	*	$—	$261,130,893
Short-Term Investments	—	8,744,463		—	8,744,463
Total Investments	$250,367,368	$19,507,988		$—	$269,875,356

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$6,097,762	$—	$6,097,762
Belgium	—	4,336,323	—	4,336,323
Brazil	499,500	—	—	499,500
Cayman Islands	997,821	5,495,785	—	6,493,606
Denmark	—	2,277,088	—	2,277,088
France	—	18,243,886	—	18,243,886
Germany	—	26,689,335	—	26,689,335
Hong Kong	—	2,444,005	—	2,444,005
Ireland	1,696,499	6,795,380	—	8,491,879
Italy	—	4,173,598	—	4,173,598
Japan	—	67,712,010	—	67,712,010
Luxembourg	—	1,597,817	—	1,597,817
Netherlands	2,064,957	10,908,653	—	12,973,610
Norway	—	1,495,279	—	1,495,279
Republic of Korea	—	1,138,719	—	1,138,719
Singapore	—	2,577,116	—	2,577,116
Spain	—	2,213,340	—	2,213,340
Sweden	—	1,885,769	—	1,885,769
Switzerland	—	20,230,746	—	20,230,746
United Kingdom	612,868	32,610,022	—	33,222,890
Short-Term Investments	—	2,252,860	—	2,252,860
Total Investments	$5,871,645	$221,175,493	$—	$227,047,138

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$103,929,214	$1,211,757	*	$—	$105,140,971
Short-Term Investments	—	2,939,991		—	2,939,991
Total Investments	$103,929,214	$4,151,748		$—	$108,080,962

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$818,104	$—	$818,104
Brazil	687,821	—	—	687,821
Canada	7,276,493	—	—	7,276,493
Cayman Islands	—	570,652	—	570,652
Denmark	—	2,050,782	—	2,050,782
France	—	40,333,605	—	40,333,605
Germany	—	15,935,966	—	15,935,966
Ireland	21,376,350	6,353,447	—	27,729,797
Israel	4,573,665	—	—	4,573,665
Japan	—	10,078,048	—	10,078,048
Mexico	546,406	—	—	546,406
Netherlands	569,318	6,944,695	—	7,514,013
Republic of Korea	—	3,171,195	—	3,171,195
Spain	—	3,100,878	—	3,100,878
Sweden	—	9,247,000	—	9,247,000
Switzerland	—	30,237,563	—	30,237,563
Thailand	—	366,759	—	366,759
United Kingdom	5,592,070	25,774,977	—	31,367,047
United States	156,946,062	—	—	156,946,062
Mutual Funds	91,319	—	—	91,319
Short-Term Investments	—	1,767,141	—	1,767,141
Total Investments	$197,659,504	$156,750,812	$—	$354,410,316

Growth & Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$108,550,710	$5,684,763	*	$—	$114,235,473
Short-Term Investments	—	3,424,065		—	3,424,065
Total Investments	$108,550,710	$9,108,828		$—	$117,659,538

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$4,496,895	$—	$4,496,895
Canada	2,280,656	—	—	2,280,656
Cayman Islands	2,437,516	—	—	2,437,516
Finland	—	1,485,616	—	1,485,616
France	—	13,741,810	—	13,741,810
Germany	—	23,552,772	—	23,552,772
India	—	980,164	—	980,164
Indonesia	—	764,765	—	764,765
Ireland	3,021,352	—	—	3,021,352
Italy	—	4,344,080	—	4,344,080
Japan	—	4,997,618	—	4,997,618
Mexico	994,700	—	—	994,700
Netherlands	—	6,716,369	—	6,716,369
Republic of Korea	—	3,652,986	—	3,652,986
South Africa	—	2,794,536	—	2,794,536
Sweden	—	7,779,843	—	7,779,843
Switzerland	—	10,246,917	—	10,246,917
Taiwan	—	232,076	—	232,076
United Kingdom	2,427,052	29,240,152	—	31,667,204
Preferred Stock*
Germany	—	750,252	—	750,252
Mutual Funds	2,400,156	—	—	2,400,156
Short-Term Investments	—	3,970,937	—	3,970,937
Total Investments	$13,561,432	$119,747,788	$—	$133,309,220
Asset Derivatives
Forward Contracts	$—	$4,930	$—	$4,930
Liability Derivatives
Forward Contracts	$—	$(18,951)	$—	$(18,951)

Large Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$103,476,505	$5,184,248	$—	$108,660,753
Short-Term Investments	—	776,728	—	776,728
Total Investments	$103,476,505	$5,960,976	$—	$109,437,481

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$126,839,877	$—	$—		$126,839,877
Corporate Debt	—	—	—	+,**	—
Purchased Options	3,947,830	—	—		3,947,830
Short-Term Investments	—	9,891,040	—		9,891,040
Total Investments	$130,787,707	$9,891,040	$—		$140,678,747
Liability Derivatives
Written Options	$(6,094,120)	$—	$—		$(6,094,120)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$395,011,604	$—	$649,795	**	$395,661,399
Preferred Stock	—	—	1,609,624	**	1,609,624
Mutual Funds	621,068	—	—		621,068
Short-Term Investments	11,534,374	7,316,575	—		18,850,949
Total Investments	$407,167,046	$7,316,575	$2,259,419		$416,743,040

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$297,761,223	$23,107,678	*	$—	$320,868,901
Mutual Funds	1,778,264	—		—	1,778,264
Short-Term Investments	—	10,885,790		—	10,885,790
Total Investments	$299,539,487	$33,993,468		$—	$333,532,955
Asset Derivatives
Forward Contracts	$—	$104,357		$—	$104,357
Liability Derivatives
Forward Contracts	$—	$(1,027,547)		$—	$(1,027,547)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$131,998,865	$—	$318,984	**	$132,317,849
Preferred Stock	—	—	337,105	**	337,105
Mutual Funds	1,216,330	—	—		1,216,330
Short-Term Investments	—	4,657,747	—		4,657,747
Total Investments	$133,215,195	$4,657,747	$656,089		$138,529,031

Small Company Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$69,582,114	$—	$—	$69,582,114
Mutual Funds	682,683	—	—	682,683
Short-Term Investments	1,063	1,163,474	—	1,164,537
Total Investments	$70,265,860	$1,163,474	$—	$71,429,334

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,640,315	$—	$2,640,315
Corporate Debt	—	94,033,746	—	94,033,746
Municipal Obligations	—	6,228,285	—	6,228,285
Non-U.S. Government Agency Obligations	—	47,533,855	—	47,533,855
Sovereign Debt Obligations	—	3,657,610	—	3,657,610
U.S. Government Agency Obligations and Instrumentalities	—	173,832,783	—	173,832,783
U.S. Treasury Obligations	—	26,708,105	—	26,708,105
Mutual Funds	117,238	—	—	117,238
Short-Term Investments	—	26,597,079	—	26,597,079
Total Investments	$117,238	$381,231,778	$—	$381,349,016
Asset Derivatives
Futures Contracts	$527,050	$—	$—	$527,050
Swap Agreements	—	708,358	—	708,358
Total	$527,050	$708,358	$—	$1,235,408
Liability Derivatives
Futures Contracts	$(15,603)	$—	$—	$(15,603)
Swap Agreements	—	(675,214)	—	(675,214)
Written Options	(38,125)	—	—	(38,125)
Total	$(53,728)	$(675,214)	$—	$(728,942)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at March 31, 2020 in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for March 31, 2020 is not presented.

+	Represents a security at $0 value as of March 31, 2020.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, MML American Funds Core Allocation Fund, MML American Funds Growth Fund, and MML American Funds International Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds or Master Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$154,144,250	$55,329	$(29,872,375)	$(29,817,046)
MML American Funds Core Allocation Fund	916,157,247	13,836,899	(102,633,342)	(88,796,443)
MML American Funds Growth Fund	169,892,854	–	(3,512,553)	(3,512,553)
MML American Funds International Fund	58,643,673	–	(10,393,217)	(10,393,217)
Balanced Allocation Fund	513,039,735	2,004,602	(64,134,135)	(62,129,533)
Blue Chip Growth Fund	274,663,672	131,539,617	(14,155,430)	117,384,187
Conservative Allocation Fund	404,798,126	1,882,401	(44,371,864)	(42,489,463)
Equity Income Fund	408,766,707	32,528,288	(80,554,224)	(48,025,936)
Equity Index Fund	352,775,910	151,686,199	(42,714,808)	108,971,391
Focused Equity Fund	294,568,007	3,880,997	(28,573,648)	(24,692,651)
Foreign Fund	303,896,625	1,794,740	(78,644,227)	(76,849,487)
Fundamental Equity Fund	118,459,079	4,534,751	(14,912,868)	(10,378,117)
Fundamental Value Fund	200,864,025	2,780,745	(31,652,615)	(28,871,870)
Global Fund	380,437,989	23,857,527	(49,885,200)	(26,027,673)
Growth Allocation Fund	1,467,550,275	2,398,403	(247,516,160)	(245,117,757)
Growth & Income Fund	91,482,555	34,925,087	(8,748,104)	26,176,983
Income & Growth Fund	275,431,075	7,228,180	(58,932,184)	(51,704,004)
International Equity Fund	203,532,254	1,161,687	(71,384,721)	(70,223,034)
Large Cap Growth Fund	83,450,075	29,171,203	(3,183,797)	25,987,406
Managed Volatility Fund	114,316,858	42,265,725	(15,903,836)	26,361,889
Mid Cap Growth Fund	429,450,489	50,056,970	(62,764,419)	(12,707,449)
Mid Cap Value Fund	401,971,461	8,724,453	(77,162,959)	(68,438,506)
Moderate Allocation Fund	2,017,592,018	6,395,076	(309,453,706)	(303,058,630)
Small Cap Growth Equity Fund	158,584,778	11,322,587	(31,378,334)	(20,055,747)
Small Company Value Fund	79,544,764	12,639,882	(20,755,312)	(8,115,430)
Small/Mid Cap Value Fund	179,041,147	6,809,787	(55,484,557)	(48,674,770)
Total Return Bond Fund	378,921,568	11,061,410	(8,633,962)	2,427,448

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy, and the valuation processes for Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated the impact of ASU 2018-13 and has early adopted the disclosure requirements and the impact, if any, is reflected within the Funds’ financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund are approximately $4,562,800 and $207,706, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.